UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
---------------------------------------------------------
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02216
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA 02216
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 7/31

Date of reporting period: 1/31/19

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared nine semiannual reports to shareholders for the period ended January 31, 2019. The first report applies to the Technical Opportunities Fund, the second report applies to the Global Income Fund, the third report applies to the Short Duration Credit Opportunities Fund, the fourth report applies to the Absolute Return Currency Fund, the fifth report applies to the Fundamental All Cap Core Fund, the sixth report applies to the Fundamental Large Cap Value Fund, the seventh report applies to the Diversified Strategies Fund, and the eight report applies to the Global Absolute Return Strategies Fund.

John Hancock

Technical Opportunities Fund

Semiannual report 1/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R6, and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

It's been a challenging time for equity investors as stock markets across many major economies worldwide posted losses for the period. In the United States, heightened fears of a full-blown trade war with China weighed on investor sentiment—despite relatively supportive U.S. economic fundamentals. Global economic growth slowed, and many international markets found themselves confronted by challenging issues that may not abate in the near future.

Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality, particularly in the final months of the year. At John Hancock Investments, we believe that we're in the late innings of the bull market, but the economic underpinnings in the United States suggest that there's still room for stocks to run.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Technical Opportunities Fund

2	Your fund at a glance
3	Portfolio Summary
5	A look at performance
7	Your expenses
9	Fund's investments
15	Financial statements
18	Financial highlights
23	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/19 (%)

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 1/31/19 (%)

COUNTRY COMPOSITION AS OF 1/31/19 (%)

United States	69.7
Japan	6.4
Brazil	3.7
United Kingdom	3.0
China	2.8
France	2.2
Hong Kong	1.8
Germany	1.0
Other countries	9.4
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       3

TOP 10 HOLDINGS AS OF 1/31/19 (%)

Apple, Inc.	2.0
Amazon.com, Inc.	1.7
Microsoft Corp.	1.7
Alphabet, Inc., Class A	1.6
McDonald's Corp.	1.4
American Tower Corp.	1.3
NIKE, Inc., Class B	1.3
Wayfair, Inc., Class A	1.2
Edenred	1.2
Advanced Micro Devices, Inc.	1.2
TOTAL	14.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JANUARY 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-11.01	4.11	7.35	-11.42	22.28	96.10
Class C2	-7.64	4.51	7.56	-7.79	24.65	99.90
Class I3	-6.14	5.49	8.27	-6.72	30.62	112.78
Class R6[2,3]	-5.89	5.36	8.02	-6.53	29.80	108.16
Class NAV[3]	-5.98	5.62	8.44	-6.62	31.46	115.94
Index†	-7.48	6.72	8.88	-4.71	38.46	124.27

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitation in effect until June 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.29	1.99	0.99	0.89	0.88
Net (%)	1.28	1.98	0.98	0.88	0.87

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI All Country World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Technical Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI All Country World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	8-3-09	19,990	19,990	22,427
Class I3	8-3-09	21,278	21,278	22,427
Class R6[2,3]	8-3-09	20,816	20,816	22,427
Class NAV[3]	8-3-09	21,594	21,594	22,427

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 8-3-09.
2	Class C shares were first offered on 8-28-14; Class R6 shares were first offered on 2-13-17. Returns prior to these dates are those of Class A shares (first offered on 8-3-09) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND	7

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2018	Ending value on 1-31-2019	Expenses paid during period ended 1-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 932.40	$ 6.19	1.27%
	Hypothetical example	1,000.00	1,018.80	6.46	1.27%
Class C	Actual expenses/actual returns	1,000.00	928.60	9.58	1.97%
	Hypothetical example	1,000.00	1,015.30	10.01	1.97%
Class I	Actual expenses/actual returns	1,000.00	932.80	4.82	0.99%
	Hypothetical example	1,000.00	1,020.20	5.04	0.99%
Class R6	Actual expenses/actual returns	1,000.00	934.70	4.24	0.87%
	Hypothetical example	1,000.00	1,020.80	4.43	0.87%
Class NAV	Actual expenses/actual returns	1,000.00	933.80	4.19	0.86%
	Hypothetical example	1,000.00	1,020.90	4.38	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
8	JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 1-31-19 (unaudited)
	Shares	Value
Common stocks 92.8%		$90,379,244
(Cost $83,909,506)
Communication services 12.2%		11,888,320
Diversified telecommunication services 2.0%
Cellnex Telecom SA (A)(B)	23,596	664,926
China Tower Corp., Ltd., H Shares (A)(B)	3,641,762	782,067
Ooma, Inc. (B)	32,361	488,975
Entertainment 4.4%
Akatsuki, Inc.	11,122	637,567
Electronic Arts, Inc. (B)	6,770	624,465
Netflix, Inc. (B)	2,875	976,063
Nexon Company, Ltd. (B)	41,503	631,405
The Walt Disney Company	5,767	643,136
Toho Company, Ltd.	21,284	776,423
Interactive media and services 5.5%
Alphabet, Inc., Class A (B)	1,394	1,569,491
Autohome, Inc., ADR (B)(C)	4,014	290,533
Facebook, Inc., Class A (B)	6,281	1,046,980
InterActiveCorp (B)	3,727	787,441
Match Group, Inc. (C)	12,066	645,410
Tencent Holdings, Ltd.	22,411	997,616
Wireless telecommunication services 0.3%
T-Mobile US, Inc. (B)	4,680	325,822
Consumer discretionary 20.9%		20,372,548
Auto components 0.6%
Fox Factory Holding Corp. (B)	9,553	566,779
Diversified consumer services 1.5%
Bright Horizons Family Solutions, Inc. (B)	4,203	486,665
Kroton Educacional SA	296,235	929,000
Hotels, restaurants and leisure 5.3%
McDonald's Corp.	7,657	1,368,918
MGM China Holdings, Ltd. (C)	365,563	709,801
Planet Fitness, Inc., Class A (B)	12,128	702,454
Starbucks Corp.	13,098	892,498
Whitbread PLC	14,769	946,326
Wingstop, Inc.	8,775	576,079
Household durables 0.7%
Sony Corp.	12,701	636,408
Internet and direct marketing retail 5.1%
Amazon.com, Inc. (B)	986	1,694,668
Etsy, Inc. (B)	11,637	635,962
JD.com, Inc., ADR (B)	26,021	646,622
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND	9

	Shares	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Ocado Group PLC (B)	60,910	$792,471
Wayfair, Inc., Class A (B)(C)	10,960	1,199,682
Leisure products 0.7%
Bandai Namco Holdings, Inc.	15,588	688,626
Multiline retail 1.4%
Lojas Renner SA	55,505	693,554
Magazine Luiza SA	14,176	696,902
Specialty retail 3.1%
Burlington Stores, Inc. (B)	4,009	688,385
Nextage Company, Ltd.	67,368	749,062
O'Reilly Automotive, Inc. (B)	1,851	637,966
The Home Depot, Inc.	5,189	952,337
Textiles, apparel and luxury goods 2.5%
Deckers Outdoor Corp. (B)	2,490	319,841
NIKE, Inc., Class B	15,045	1,231,885
Puma SE	1,668	929,657
Consumer staples 2.7%		2,670,929
Food and staples retailing 0.6%
Kobe Bussan Company, Ltd.	20,307	630,698
Food products 2.1%
a2 Milk Company, Ltd. (B)	75,382	664,848
Lamb Weston Holdings, Inc.	10,993	794,794
Post Holdings, Inc. (B)	6,255	580,589
Energy 1.7%		1,713,910
Energy equipment and services 0.3%
McDermott International, Inc. (B)	34,504	304,325
Oil, gas and consumable fuels 1.4%
Neste OYJ	8,362	766,128
Valero Energy Corp.	7,327	643,457
Financials 7.2%		6,978,266
Banks 1.9%
Bank of America Corp.	36,421	1,036,906
JPMorgan Chase & Co.	8,118	840,213
Capital markets 1.9%
CME Group, Inc.	4,395	801,121
S&P Global, Inc.	5,207	997,922
Diversified financial services 1.3%
Berkshire Hathaway, Inc., Class B (B)	3,231	664,100
Sofina SA	3,168	628,352
Insurance 2.1%
AIA Group, Ltd.	111,538	1,007,133
10	JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Aon PLC	4,396	$686,787
IRB Brasil Resseguros SA	13,503	315,732
Health care 10.2%		9,898,796
Biotechnology 0.9%
Vanda Pharmaceuticals, Inc. (B)	10,206	276,889
Vitrolife AB	35,660	629,906
Health care equipment and supplies 3.0%
Atrion Corp.	1,302	971,084
Masimo Corp. (B)	4,042	502,784
Medtronic PLC	7,283	643,738
Tandem Diabetes Care, Inc. (B)	18,166	789,858
Health care providers and services 1.8%
CorVel Corp. (B)	14,797	924,369
WellCare Health Plans, Inc. (B)	2,981	824,187
Health care technology 1.1%
Veeva Systems, Inc., Class A (B)	9,366	1,021,456
Life sciences tools and services 1.0%
Illumina, Inc. (B)	1,144	320,080
Thermo Fisher Scientific, Inc.	2,648	650,534
Pharmaceuticals 2.4%
Cronos Group, Inc. (B)(C)	23,027	453,171
Eli Lilly & Company	2,704	324,101
Merck & Company, Inc.	8,565	637,493
Pfizer, Inc.	21,888	929,146
Industrials 6.4%		6,231,059
Aerospace and defense 1.7%
Aerojet Rocketdyne Holdings, Inc. (B)	16,282	642,649
Safran SA	7,446	978,324
Air freight and logistics 0.8%
SG Holdings Company, Ltd.	29,765	798,989
Airlines 1.0%
Spirit Airlines, Inc. (B)	16,213	953,649
Commercial services and supplies 1.2%
Edenred	29,168	1,181,211
Professional services 0.7%
CoStar Group, Inc. (B)	1,745	681,841
Road and rail 1.0%
Localiza Rent a Car SA	108,767	994,396
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND	11

	Shares	Value
Information technology 26.9%		$26,217,561
Communications equipment 1.8%
Cisco Systems, Inc.	18,160	858,786
Ubiquiti Networks, Inc. (C)	8,539	924,005
Electronic equipment, instruments and components 1.0%
CDW Corp.	3,936	327,751
Fabrinet (B)	11,132	632,743
IT services 4.2%
EVERTEC, Inc.	22,843	632,066
Okta, Inc. (B)	11,080	913,324
PayPal Holdings, Inc. (B)	10,417	924,613
Twilio, Inc., Class A (B)(C)	8,762	975,386
Visa, Inc., Class A	5,203	702,457
Semiconductors and semiconductor equipment 7.6%
Advanced Micro Devices, Inc. (B)	47,963	1,170,777
Applied Materials, Inc.	24,331	950,855
Broadcom, Inc.	2,713	727,762
Intel Corp.	18,413	867,621
SK Hynix, Inc.	9,626	643,688
Skyworks Solutions, Inc.	12,997	949,301
Taiwan Semiconductor Manufacturing Company, Ltd.	98,649	731,775
Tokyo Electron, Ltd.	4,731	690,824
Xilinx, Inc.	5,681	635,931
Software 9.6%
Alarm.com Holdings, Inc. (B)	10,853	682,979
Atlassian Corp. PLC, Class A (B)	6,405	630,252
Avast PLC (A)(B)	122,098	459,648
Coupa Software, Inc. (B)	7,971	693,158
HubSpot, Inc. (B)	2,100	332,451
Microsoft Corp.	15,888	1,659,184
Paycom Software, Inc. (B)	4,757	705,178
salesforce.com, Inc. (B)	6,301	957,563
SPS Commerce, Inc. (B)	10,601	939,885
The Trade Desk, Inc., Class A (B)(C)	6,023	859,362
Workday, Inc., Class A (B)	3,724	676,018
Zscaler, Inc. (B)(C)	15,968	772,372
Technology hardware, storage and peripherals 2.7%
Apple, Inc.	11,687	1,945,184
Western Digital Corp.	14,329	644,662
Materials 0.8%		744,910
Metals and mining 0.8%
MMC Norilsk Nickel PJSC, ADR	35,455	744,910
12	JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate 2.1%		$2,045,228
Equity real estate investment trusts 2.1%
American Tower Corp.	7,268	1,256,201
Link REIT	71,781	789,027
Utilities 1.7%		1,617,717
Electric utilities 0.7%
Exelon Corp.	13,596	649,345
Water utilities 1.0%
American Water Works Company, Inc.	10,122	968,372

	Contracts/Notional amount	Value
Purchased options 0.1%		$94,540
(Cost $209,276)
Puts 0.1%		94,540
Exchange Traded Option on S&P 500 Index (Expiration Date: 3-15-19; Strike Price: $2,400.00; Notional Amount: 16,300) (B)	163	94,540

	Yield (%)	Shares	Value
Securities lending collateral 5.7%			$5,577,610
(Cost $5,575,904)
John Hancock Collateral Trust (D)	2.5450(E)	557,387	5,577,610

	Par value^	Value
Short-term investments 3.2%		$3,100,000
(Cost $3,100,000)
Repurchase agreement 3.2%		3,100,000
Bank of America Tri-Party Repurchase Agreement dated 1-31-19 at 2.570% to be repurchased at $3,100,221 on 2-1-19, collateralized by $3,088,371 Government National Mortgage Association, 3.800% due 11-20-68 (valued at $3,162,000, including interest)	3,100,000	3,100,000

Total investments (Cost $92,794,686) 101.8%	$99,151,394
Other assets and liabilities, net (1.8%)	(1,718,890)
Total net assets 100.0%	$97,432,504

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 1-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND	13

(E)	The rate shown is the annualized seven-day yield as of 1-31-19.
At 1-31-19, the aggregate cost of investments for federal income tax purposes was $93,240,294. Net unrealized appreciation aggregated to $5,911,100, of which $6,469,857 related to gross unrealized appreciation and $558,757 related to gross unrealized depreciation.
14	JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $87,218,782) including $5,488,099 of securities loaned	$93,573,784
Affiliated investments, at value (Cost $5,575,904)	5,577,610
Total investments, at value (Cost $92,794,686)	99,151,394
Cash	292,269
Dividends and interest receivable	121,669
Receivable for investments sold	8,566,023
Receivable for securities lending income	8,828
Other assets	50,464
Total assets	108,190,647
Liabilities
Payable for investments purchased	4,866,860
Payable for fund shares repurchased	151,767
Payable upon return of securities loaned	5,644,357
Payable to affiliates
Accounting and legal services fees	12,103
Transfer agent fees	2,851
Trustees' fees	1,626
Other liabilities and accrued expenses	78,579
Total liabilities	10,758,143
Net assets	$97,432,504
Net assets consist of
Paid-in capital	$116,185,647
Total distributable earnings (loss)	(18,753,143)
Net assets	$97,432,504

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($20,899,455 ÷ 2,630,734 shares)[1]	$7.94
Class C ($1,511,950 ÷ 188,004 shares)[1]	$8.04
Class I ($5,150,980 ÷ 610,881 shares)	$8.43
Class R6 ($37,776 ÷ 4,354 shares)	$8.68
Class NAV ($69,832,343 ÷ 8,054,950 shares)	$8.67
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$8.36

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND	15

STATEMENT OF OPERATIONS For the six months ended  1-31-19 (unaudited)

Investment income
Dividends	$2,483,641
Interest	320,071
Securities lending	91,299
Less foreign taxes withheld	(100,625)
Total investment income	2,794,386
Expenses
Investment management fees	1,758,781
Distribution and service fees	51,944
Accounting and legal services fees	36,054
Transfer agent fees	22,980
Trustees' fees	4,322
Custodian fees	32,210
State registration fees	34,051
Printing and postage	7,865
Professional fees	12,227
Other	15,671
Total expenses	1,976,105
Less expense reductions	(17,327)
Net expenses	1,958,778
Net investment income	835,608
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,325,317
1,325,317
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(39,655,229)
Affiliated investments	(4,719)
(39,659,948)
Net realized and unrealized loss	(38,334,631)
Decrease in net assets from operations	$(37,499,023)

16	JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-19 (unaudited)	Year ended 7-31-18
Increase (decrease) in net assets
From operations
Net investment income	$835,608	$439,563
Net realized gain	1,325,317	117,105,656
Change in net unrealized appreciation (depreciation)	(39,659,948)	(32,305,526)
Increase (decrease) in net assets resulting from operations	(37,499,023)	85,239,693
Distributions to shareholders
From net investment income and net realized gain
Class A	(7,833,443)	—
Class C	(490,593)	—
Class I	(2,483,761)	—
Class R6	(14,671)	—
Class NAV	(97,994,297)	—
From net investment income
Class I	—	(18,713)
Class R6	—	(167)
Class NAV	—	(1,480,157)
From net realized gain
Class A	—	(4,799,849)
Class C	—	(313,705)
Class I	—	(1,516,762)
Class R6	—	(9,657)
Class NAV	—	(80,632,476)
Total distributions	(108,816,765)	(88,771,486)
From fund share transactions	(255,369,539)	(76,993,688)
Total decrease	(401,685,327)	(80,525,481)
Net assets
Beginning of period	499,117,831	579,643,312
End of period[1]	$97,432,504	$499,117,831

[1]	Net assets - End of year includes undistributed net investment income of $0 at July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND	17

Financial highlights
CLASS A SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$12.34	$12.72	$10.38	$14.47	$13.76	$13.15
Net investment loss[2]	— [3]	(0.04)	(0.06)	(0.10)	(0.14)	(0.14)
Net realized and unrealized gain (loss) on investments	(1.06)	1.91	2.41	(2.42)	2.81	2.09
Total from investment operations	(1.06)	1.87	2.35	(2.52)	2.67	1.95
Less distributions
From net realized gain	(3.34)	(2.25)	(0.01)	(1.57)	(1.96)	(1.34)
Net asset value, end of period	$7.94	$12.34	$12.72	$10.38	$14.47	$13.76
Total return (%)[4,5]	(6.76) [6]	15.86	22.65	(18.77)	21.46	14.86
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$30	$29	$40	$66	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27 [7]	1.29 [8]	1.55	1.66	1.67	1.72
Expenses including reductions	1.27 [7]	1.28 [8]	1.54	1.65	1.65	1.71
Net investment loss	— [7,9]	(0.30)	(0.58)	(0.84)	(1.05)	(1.03)
Portfolio turnover (%)	270	432	375	349	228	306

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Expense ratios have decreased due to a change in the fund's management fee during 2017.
[9]	Less than 0.005%.
18	JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$12.48	$12.93	$10.62	$14.86	$14.94
Net investment loss[3]	(0.04)	(0.13)	(0.14)	(0.18)	(0.27)
Net realized and unrealized gain (loss) on investments	(1.06)	1.93	2.46	(2.49)	2.15
Total from investment operations	(1.10)	1.80	2.32	(2.67)	1.88
Less distributions
From net realized gain	(3.34)	(2.25)	(0.01)	(1.57)	(1.96)
Net asset value, end of period	$8.04	$12.48	$12.93	$10.62	$14.86
Total return (%)[4,5]	(7.14) [6]	14.99	21.86	(19.32)	14.41 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97 [7]	1.99 [8]	2.25	2.36	3.39 [7]
Expenses including reductions	1.97 [7]	1.98 [8]	2.24	2.35	2.50 [7]
Net investment loss	(0.71) [7]	(0.99)	(1.27)	(1.51)	(2.06) [7]
Portfolio turnover (%)	270	432	375	349	228 [9]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class C shares is 8-28-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Expense ratios have decreased due to a change in the fund's management fee during 2017.
[9]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND	19

CLASS I SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$12.88	$13.18	$10.72	$14.84	$14.03	$13.35
Net investment income (loss)[2]	0.02	— [3]	(0.02)	(0.07)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.10)	1.97	2.49	(2.48)	2.87	2.13
Total from investment operations	(1.08)	1.97	2.47	(2.55)	2.77	2.02
Less distributions
From net investment income	(0.03)	(0.02)	—	—	—	—
From net realized gain	(3.34)	(2.25)	(0.01)	(1.57)	(1.96)	(1.34)
Total distributions	(3.37)	(2.27)	(0.01)	(1.57)	(1.96)	(1.34)
Net asset value, end of period	$8.43	$12.88	$13.18	$10.72	$14.84	$14.03
Total return (%)[4]	(6.72) [5]	16.18	23.05	(18.49)	21.79	15.17
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$11	$11	$12	$44	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00 [6]	0.99 [7]	1.22	1.34	1.35	1.44
Expenses including reductions	0.99 [6]	0.98 [7]	1.22	1.34	1.34	1.43
Net investment income (loss)	0.27 [6]	— [8]	(0.19)	(0.54)	(0.74)	(0.75)
Portfolio turnover (%)	270	432	375	349	228	306

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expense ratios have decreased due to a change in the fund's management fee during 2017.
[8]	Less than 0.005%.
20	JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$13.14	$13.40	$11.63
Net investment income[3]	0.02	0.01	0.02
Net realized and unrealized gain (loss) on investments	(1.10)	2.02	1.75
Total from investment operations	(1.08)	2.03	1.77
Less distributions
From net investment income	(0.04)	(0.04)	—
From net realized gain	(3.34)	(2.25)	—
Total distributions	(3.38)	(2.29)	—
Net asset value, end of period	$8.68	$13.14	$13.40
Total return (%)[4]	(6.53) [5]	16.30	15.22 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88 [7]	0.89 [8]	1.04 [7]
Expenses including reductions	0.87 [7]	0.88 [8]	1.03 [7]
Net investment income	0.39 [7]	0.08	0.37 [7]
Portfolio turnover (%)	270	432	375 [9]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class R6 shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Expense ratios have decreased due to a change in the fund's management fee during 2017.
[9]	Portfolio turnover is shown for the period from 8-1-16 to 7-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND	21

CLASS NAV SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$13.14	$13.40	$10.89	$15.03	$14.16	$13.44
Net investment income (loss)[2]	0.03	0.01	(0.01)	(0.05)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.12)	2.02	2.53	(2.52)	2.91	2.14
Total from investment operations	(1.09)	2.03	2.52	(2.57)	2.83	2.06
Less distributions
From net investment income	(0.04)	(0.04)	—	—	—	—
From net realized gain	(3.34)	(2.25)	(0.01)	(1.57)	(1.96)	(1.34)
Total distributions	(3.38)	(2.29)	(0.01)	(1.57)	(1.96)	(1.34)
Net asset value, end of period	$8.67	$13.14	$13.40	$10.89	$15.03	$14.16
Total return (%)[3]	(6.62) [4]	16.32	23.15	(18.38)	22.02	15.38
Ratios and supplemental data
Net assets, end of period (in millions)	$70	$456	$538	$594	$758	$783
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86 [5]	0.88 [6]	1.12	1.23	1.21	1.22
Expenses including reductions	0.86 [5]	0.87 [6]	1.11	1.22	1.20	1.21
Net investment income (loss)	0.42 [5]	0.11	(0.10)	(0.41)	(0.59)	(0.54)
Portfolio turnover (%)	270	432	375	349	228	306

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Expense ratios have decreased due to a change in the fund's management fee during 2017.
22	JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Technical Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees for each class may differ.

At its meeting on December 11-13, 2018, the Board of Trustees of John Hancock Funds II (the "Board") approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund's ability to conduct its business and operations in an economically viable manner. Effective January 14, 2019, the fund no longer accepted orders from shareholders to purchase shares of the fund. On or about April 12, 2019, the fund will distribute pro rata all of its assets in cash to its shareholders, and all outstanding shares will be redeemed and cancelled.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       23

market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$11,888,320	$7,398,316	$4,490,004	—
Consumer discretionary	20,372,548	12,600,741	7,771,807	—
Consumer staples	2,670,929	1,375,383	1,295,546	—
Energy	1,713,910	947,782	766,128	—
Financials	6,978,266	5,027,049	1,951,217	—
Health care	9,898,796	9,268,890	629,906	—
Industrials	6,231,059	2,278,139	3,952,920	—
Information technology	26,217,561	23,691,626	2,525,935	—
Materials	744,910	744,910	—	—
Real estate	2,045,228	1,256,201	789,027	—
Utilities	1,617,717	1,617,717	—	—
Purchased options	94,540	94,540	—	—
Securities lending collateral	5,577,610	5,577,610	—	—
Short-term investments	3,100,000	—	3,100,000	—
Total investments in securities	$99,151,394	$71,878,904	$27,272,490	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       24

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of January 31, 2019, the fund loaned securities valued at $5,488,099 and received $5,644,357 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       25

result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2019 were $1,346.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, characterization of distribution and wash sale loss deferrals.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       26

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and centrally-cleared transactions, if any, are identified in the Fund of investments.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the six months ended January 31, 2019, the fund used purchased options contracts to manage against anticipated changes in securities markets. The fund held purchased options contracts with market values ranging up to $95,000 as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unaffiliated investment, at value*	Purchased Options	$94,540	—
* Purchased options are included in the Portfolio of investments

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       27

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]
Equity	$18,504
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and foreign currency transactions[1]
Equity	($114,736)
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of 0.800% of the fund's average daily net assets. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       28

The expense reductions described above amounted to the following for the six months ended January 31, 2019:

Class	Expense reduction	Class	Expense reduction
Class A	$1,125	Class R6	$3
Class C	73	Class NAV	15,739
Class I	387	Total	$17,327

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2019 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $12,035 for the six months ended January 31, 2019. Of this amount, $2,051 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,696 was paid as sales commissions to broker-dealers and $2,288 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through December 31, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2019, CDSCs received by the Distributor amounted to $127 Class C shares, and there were no CDSCs for Class A shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       29

categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$42,753	$15,553
Class C	9,191	1,003
Class I	—	6,419
Class R6	—	5
Total	$51,944	$22,980

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2019 and for the year ended July 31, 2018 were as follows:

		Six months ended 1-31-19		Year ended 7-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	224,755	$2,558,906	417,603	$5,259,786
Distributions reinvested	1,037,158	7,747,569	410,150	4,741,334
Repurchased	(1,084,458)	(9,627,072)	(670,841)	(8,497,533)
Net increase	177,455	$679,403	156,912	$1,503,587
Class C shares
Sold	18,104	$176,389	32,108	$407,240
Distributions reinvested	54,601	413,331	22,791	267,567
Repurchased	(42,317)	(414,229)	(56,488)	(725,471)
Net increase (decrease)	30,388	$175,491	(1,589)	$(50,664)
Class I shares
Sold	94,302	$1,234,843	283,546	$3,768,629
Distributions reinvested	311,287	2,468,508	122,533	1,475,300
Repurchased	(647,596)	(6,132,426)	(367,702)	(4,852,265)
Net increase (decrease)	(242,007)	$(2,429,075)	38,377	$391,664
Class R6 shares
Sold	8	$100	2,797	$36,008
Distributions reinvested	16	133	—	—
Repurchased	(2,766)	(34,964)	—	—
Net increase (decrease)	(2,742)	$(34,731)	2,797	$36,008
Class NAV shares
Sold	946,343	$11,932,512	867,143	$11,356,310
Distributions reinvested	12,023,840	97,994,296	6,686,696	82,112,633
Repurchased	(39,607,063)	(363,687,435)	(12,968,575)	(172,343,226)
Net decrease	(26,636,880)	$(253,760,627)	(5,414,736)	$(78,874,283)
Total net decrease	(26,673,786)	$(255,369,539)	(5,218,239)	$(76,993,688)

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       30

Affiliates of the fund owned 100% and 100% shares of Class R6 and Class NAV, respectively, on January 31, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,059,462,380 and $1,397,262,753, respectively, for the six months ended January 31, 2019.

Note 8 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2019, funds within the John Hancock group of funds complex held 65.2% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	34.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.9%

Note 10 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	2,927,627	17,673,510	(20,043,750)	557,387	—	—	$4,179	($4,719)	$5,577,610
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       31

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Portfolio Manager

David Lundgren, CMT, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. Effective April 30, 2019, all of the fund's holdings as of the end of the third month of every fiscal quarter will be filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-Q is available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Technical Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF733329	347SA 1/19 3/19

John Hancock

Short Duration Credit Opportunities Fund

Semiannual report 1/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, Class R6, and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

It's been a challenging period for fixed-income investors, as short-term yields rose higher. A solid and stable economy led the U.S. Federal Reserve to continue normalizing monetary policy; however, concerns about the strength of the broader global economy and the durability of the now decade-old bull market convinced investors to dial back risk exposures. Against this backdrop, both interest-rate-sensitive and credit-sensitive securities posted declines.

Diversification in a fixed-income portfolio remains a time-tested strategy, but periods such as the last half of 2018—when a number of typically uncorrelated markets moved in the same direction—do sometimes occur. They also tend to be relatively short-lived, and eventually fundamentals—including credit risk, the direction of interest rates, and foreign exchange rates—reassert themselves to drive performance.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Credit Opportunities Fund

2	Your fund at a glance
3	Portfolio Summary
5	A look at performance
7	Your expenses
9	Fund's investments
43	Financial statements
47	Financial highlights
54	Notes to financial statements
66	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return, which consists of income on its investments and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/19 (%)

The Bloomberg Barclays 1 - 5 Year U.S. Credit Index includes investment-grade corporate and international U.S. dollar-denominated bonds with maturities of 1 to 5 years.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 1/31/19 (%)

QUALITY COMPOSITION AS OF 1/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       3

COUNTRY COMPOSITION AS OF 1/31/19 (%)

United States	70.7
United Kingdom	2.4
Mexico	1.6
Indonesia	1.4
Netherlands	1.2
Ireland	1.2
South Africa	1.2
Russia	1.2
Argentina	1.1
Brazil	1.1
Other countries	16.9
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JANUARY 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-month	5-year	Since inception[2]	as of 1-31-19	as of 1-31-19
Class A	-2.80	1.31	2.73	-1.90	6.74	28.26	4.07	4.07
Class C3	-1.96	1.17	2.65	-0.76	5.99	27.39	3.50	3.49
Class I4	-0.02	2.16	3.32	0.83	11.27	35.26	4.46	4.45
Class R2[3,4]	-0.15	1.97	3.09	0.76	10.23	32.50	4.34	4.33
Class R4[3,4]	-0.05	2.05	3.13	0.81	10.66	33.01	4.44	4.33
Class R6[3,4]	0.09	2.17	3.20	0.89	11.35	33.83	4.58	4.57
Class NAV[4]	0.11	2.31	3.49	0.90	12.10	37.39	4.59	4.59
Index†	2.57	1.89	2.81	2.35	9.82	29.18	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 2.5%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until November 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.19	1.89	0.89	1.29	1.14	0.79	0.78
Net (%)	1.18	1.88	0.88	1.28	1.03	0.78	0.77

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays 1-5 Year U.S. Credit Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Short Duration Credit Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays 1-5 Year U.S. Credit Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3,5	11-2-09	12,739	12,739	12,918
Class I4	11-2-09	13,526	13,526	12,918
Class R2[3,4]	11-2-09	13,250	13,250	12,918
Class R4[3,4]	11-2-09	13,301	13,301	12,918
Class R6[3,4]	11-2-09	13,383	13,383	12,918
Class NAV[4]	11-2-09	13,739	13,739	12,918

The values shown in the chart for "Class A with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 2.5%, which became effective on 2-3-14.

The Bloomberg Barclays 1-5 Year U.S. Credit Index includes investment-grade corporate and international U.S. dollar-denominated bonds with maturities of 1 to 5 years.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effects of waivers and reimbursements.
2	From 11-2-09.
3	Class C shares were first offered on 6-27-14; Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares (first offered on 11-2-09) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain types of investors as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	7

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2018	Ending value on 1-31-2019	Expenses paid during period ended 1-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,005.80	$5.97	1.18%
	Hypothetical example	1,000.00	1,019.30	6.01	1.18%
Class C	Actual expenses/actual returns	1,000.00	1,002.30	9.49	1.88%
	Hypothetical example	1,000.00	1,015.70	9.55	1.88%
Class I	Actual expenses/actual returns	1,000.00	1,008.30	4.56	0.90%
	Hypothetical example	1,000.00	1,020.70	4.58	0.90%
Class R2	Actual expenses/actual returns	1,000.00	1,007.60	5.21	1.03%
	Hypothetical example	1,000.00	1,020.00	5.24	1.03%
Class R4	Actual expenses/actual returns	1,000.00	1,008.10	4.71	0.93%
	Hypothetical example	1,000.00	1,020.50	4.74	0.93%
Class R6	Actual expenses/actual returns	1,000.00	1,008.90	3.95	0.78%
	Hypothetical example	1,000.00	1,021.30	3.97	0.78%
Class NAV	Actual expenses/actual returns	1,000.00	1,009.00	3.90	0.77%
	Hypothetical example	1,000.00	1,021.30	3.92	0.77%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
8	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 1-31-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.9%				$7,405,019
(Cost $7,468,696)
U.S. Government Agency 0.9%				7,405,019
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (12 month LIBOR + 1.650%) (A)	2.198	12-01-42	868,093	887,836
30 Yr Pass Thru (12 month LIBOR + 1.624%) (A)	2.533	04-01-46	925,409	939,134
30 Yr Pass Thru (12 month LIBOR + 1.853%) (A)	2.798	03-01-42	112,208	117,394
30 Yr Pass Thru (12 month LIBOR + 1.612%) (A)	3.953	05-01-43	354,260	363,723
30 Yr Pass Thru (12 month LIBOR + 1.743%) (A)	4.454	01-01-37	49,974	52,326
Federal National Mortgage Association
30 Yr Pass Thru (12 month LIBOR + 1.620%) (A)	2.399	11-01-46	1,435,052	1,427,080
30 Yr Pass Thru (12 month LIBOR + 1.582%) (A)	2.838	12-01-44	960,417	961,126
30 Yr Pass Thru (12 month LIBOR + 1.571%) (A)	3.911	04-01-37	574,948	598,710
30 Yr Pass Thru (12 month LIBOR + 1.713%) (A)	4.247	10-01-38	156,850	162,260
30 Yr Pass Thru (12 month LIBOR + 1.661%) (A)	4.297	08-01-35	206,885	216,213
30 Yr Pass Thru (1 Year CMT + 2.221%) (A)	4.419	01-01-37	270,735	282,920
30 Yr Pass Thru (12 month LIBOR + 1.768%) (A)	4.436	04-01-44	502,885	529,590
30 Yr Pass Thru (12 month LIBOR + 1.907%) (A)	4.782	01-01-37	33,098	34,832
Government National Mortgage Association
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	3.375	01-20-41	608,942	623,753
30 Yr Pass Thru	4.500	01-15-40	111,550	117,614

30 Yr Pass Thru	6.000	08-15-35	81,321	90,508
Foreign government obligations 15.4%				$135,594,356
(Cost $139,888,541)
Angola 0.4%				3,470,193
Republic of Angola
Bond (B)	8.250	05-09-28	831,000	855,731
Bond	8.250	05-09-28	527,000	542,985
Bond (B)	9.375	05-08-48	531,000	559,791
Bond	9.500	11-12-25	200,000	222,971
Bond (6 month LIBOR + 7.500%) (A)	10.373	07-01-23	1,182,308	1,288,715
Argentina 1.1%				9,383,597
Provincia del Chaco
Bond	9.375	08-18-24	301,000	231,770
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Argentina (continued)
Republic of Argentina
Bond (2.260% to 3-31-19, then 3.380% to 3-31-29, then 4.740% thereafter)	2.260	12-31-38	EUR	4,358,000	$2,965,464
Bond	4.500	02-13-20		336,000	323,568
Bond	6.875	04-22-21		197,000	188,037
Bond	6.875	01-11-48		129,000	98,880
Bond	7.820	12-31-33	EUR	5,408,452	5,575,878
Bahrain 0.1%					647,871
Kingdom of Bahrain
Bond	6.750	09-20-29		640,000	647,871
Brazil 1.1%					9,576,845
Brazil Minas SPE
Bond	5.333	02-15-28		1,315,000	1,334,396
Bond (B)	5.333	02-15-28		119,000	120,755
Federative Republic of Brazil
Bill (C)	6.504	07-01-20	BRL	2,570,000	643,680
Bond	4.625	01-13-28		574,000	571,423
Bond	5.000	01-27-45		1,126,000	1,037,057
Bond	5.625	01-07-41		315,000	317,681
Bond	5.625	02-21-47		255,000	253,473
Bond	8.250	01-20-34		152,000	193,800
Note	10.000	01-01-21	BRL	11,504,000	3,342,222
Note	10.000	01-01-23	BRL	1,150,000	337,021
Note	10.000	01-01-25	BRL	2,330,000	684,904
Note	10.000	01-01-27	BRL	2,516,000	740,433
Cameroon 0.1%					908,249
Republic of Cameroon
Bond (B)	9.500	11-19-25		259,000	277,185
Bond	9.500	11-19-25		590,000	631,064
Chile 0.3%					2,613,897
Republic of Chile
Bond	4.500	02-28-21	CLP	1,115,000,000	1,765,162
Bond	4.500	03-01-21	CLP	165,000,000	261,237
Bond	4.500	03-01-26	CLP	370,000,000	587,498
Colombia 0.8%					6,923,617
Bogota Distrito Capital
Bond	9.750	07-26-28	COP	427,000,000	146,968
Republic of Colombia
Bond	2.625	03-15-23		263,000	252,875
Bond	3.875	04-25-27		352,000	347,600
Bond	4.375	03-21-23	COP	2,700,000,000	825,129
Bond	4.500	03-15-29		313,000	320,359
Bond	5.000	06-15-45		143,000	144,574
Bond	5.200	05-15-49		849,000	877,025
10	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Colombia (continued)
Bond	7.750	04-14-21	COP	2,830,000,000	$949,531
Bond	8.125	05-21-24		312,000	370,500
Bond	9.850	06-28-27	COP	5,740,000,000	2,266,496
Bond	10.375	01-28-33		278,000	422,560
Costa Rica 0.1%					855,944
Republic of Costa Rica
Bond (B)	4.375	04-30-25		968,000	855,944
Czech Republic 0.1%					1,290,645
Czech Republic
Bond	0.250	02-10-27	CZK	18,400,000	724,926
Bond	0.950	05-15-30	CZK	1,300,000	51,825
Bond	1.000	06-26-26	CZK	7,600,000	319,806
Bond	2.750	07-23-29	CZK	1,810,000	87,436
Bond	3.850	09-29-21	CZK	1,200,000	56,298
Bond	4.200	12-04-36	CZK	900,000	50,354
Dominican Republic 0.3%					2,371,301
Government of Dominican Republic
Bond	5.500	01-27-25		202,000	205,030
Bond (B)	5.875	04-18-24		93,000	96,363
Bond	5.950	01-25-27		290,000	297,975
Bond	6.000	07-19-28		735,000	757,050
Bond	6.600	01-28-24		347,000	367,820
Bond (B)	7.450	04-30-44		595,000	647,063
Ecuador 0.2%					2,146,832
Republic of Ecuador
Bond	7.875	01-23-28		1,930,000	1,711,331
Bond (B)	8.875	10-23-27		257,000	239,961
Bond (B)	9.650	12-13-26		200,000	195,540
Egypt 0.5%					4,745,747
Arab Republic of Egypt
Bond (B)	4.750	04-16-26	EUR	125,000	133,602
Bond (B)	5.577	02-21-23		192,000	186,262
Bond (B)	5.625	04-16-30	EUR	2,120,000	2,197,409
Bond (B)	6.125	01-31-22		609,000	607,390
Bond (B)	6.588	02-21-28		426,000	395,564
Bond (B)	6.875	04-30-40		58,000	49,880
Bond (B)	8.500	01-31-47		1,222,000	1,175,640
El Salvador 0.1%					820,200
Republic of El Salvador
Bond (B)	6.375	01-18-27		345,000	329,044
Bond (B)	7.375	12-01-19		180,000	181,800
Bond	7.650	06-15-35		111,000	110,963
Bond	8.250	04-10-32		189,000	198,393
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Gabon 0.0%					$306,214
Republic of Gabon
Bond	6.950	06-16-25		319,000	306,214
Ghana 0.3%					2,460,016
Republic of Ghana
Bond (B)	10.750	10-14-30		1,514,000	1,781,188
Bond	10.750	10-14-30		577,000	678,828
Hungary 0.1%					672,400
Republic of Hungary
Bond	5.375	03-25-24		424,000	458,071
Bond	7.625	03-29-41		149,000	214,329
Indonesia 1.2%					10,669,425
Republic of Indonesia
Bond (B)	3.850	07-18-27		1,339,000	1,308,409
Bond (B)	4.350	01-08-27		1,417,000	1,432,668
Bond	5.250	01-17-42		673,000	702,273
Bond	5.350	02-11-49		50,000	53,705
Bond	5.375	10-17-23		280,000	299,453
Bond	7.500	08-15-32	IDR	4,020,000,000	263,734
Bond	7.500	05-15-38	IDR	2,889,000,000	188,051
Bond	8.250	06-15-32	IDR	11,670,000,000	816,710
Bond	8.250	05-15-36	IDR	16,760,000,000	1,171,311
Bond	8.375	03-15-24	IDR	15,839,000,000	1,150,871
Bond	8.375	09-15-26	IDR	38,254,000,000	2,743,405
Bond	8.375	03-15-34	IDR	7,600,000,000	538,835
Iraq 0.1%					662,373
Republic of Iraq
Bond	5.800	01-15-28		417,000	395,067
Bond (B)	6.752	03-09-23		268,000	267,306
Ivory Coast 0.3%					2,919,466
Republic of Ivory Coast
Bond (B)	5.125	06-15-25	EUR	440,000	497,502
Bond (B)	5.250	03-22-30	EUR	192,000	203,681
Bond	5.250	03-22-30	EUR	175,000	185,646
Bond (B)	6.125	06-15-33		1,876,000	1,675,407
Bond	6.125	06-15-33		400,000	357,230
Jordan 0.1%					513,124
Kingdom of Jordan
Bond (B)	5.750	01-31-27		531,000	513,124
Kenya 0.0%					388,149
Republic of Kenya
Bond (B)	6.875	06-24-24		3,000	3,000
Bond	6.875	06-24-24		339,000	338,288
Bond (B)	7.250	02-28-28		48,000	46,861
12	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Lebanon 0.4%					$3,550,641
Republic of Lebanon
Bond	5.450	11-28-19		72,000	70,413
Bond	6.100	10-04-22		339,000	296,456
Bond	6.150	06-19-20		151,000	140,610
Bond	6.250	05-27-22		66,000	57,515
Bond	6.250	11-04-24		221,000	183,934
Bond	6.375	03-09-20		182,000	174,338
Bond	6.400	05-26-23		452,000	390,708
Bond	6.600	11-27-26		24,000	19,969
Bond	6.650	04-22-24		858,000	739,446
Bond	6.650	11-03-28		82,000	66,451
Bond	8.250	04-12-21		1,477,000	1,410,801
Malaysia 0.0%					195,231
Government of Malaysia
Bond	3.620	11-30-21	MYR	390,000	95,259
Bond	3.955	09-15-25	MYR	410,000	99,972
Mexico 1.0%					8,369,467
Government of Mexico
Bond	3.750	01-11-28		670,000	639,515
Bond	4.350	01-15-47		203,000	180,670
Bond	4.750	03-08-44		128,000	120,640
Bond	5.750	03-05-26	MXN	31,430,000	1,414,019
Bond	6.500	06-10-21	MXN	16,420,000	827,129
Bond	8.000	06-11-20	MXN	5,610,000	292,278
Bond	8.500	11-18-38	MXN	5,950,000	303,402
Bond	10.000	12-05-24	MXN	81,372,500	4,591,814
Nigeria 0.4%					3,666,519
Federal Republic of Nigeria
Bond (B)	6.500	11-28-27		1,559,000	1,490,374
Bond (B)	7.143	02-23-30		265,000	254,449
Bond (B)	7.625	11-28-47		794,000	745,290
Bond	7.625	11-28-47		1,104,000	1,036,272
Bond (B)	7.875	02-16-32		141,000	140,134
Oman 0.4%					3,923,822
Sultanate of Oman
Bond	3.625	06-15-21		521,000	502,053
Bond (B)	4.125	01-17-23		199,000	187,570
Bond (B)	5.375	03-08-27		1,362,000	1,231,933
Bond (B)	5.625	01-17-28		875,000	796,352
Bond (B)	6.500	03-08-47		1,066,000	893,926
Bond (B)	6.750	01-17-48		119,000	101,439
Bond	6.750	01-17-48		247,000	210,549
Pakistan 0.1%					1,296,397
Republic of Pakistan
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	13

	Rate (%)	Maturity date		Par value^	Value
Pakistan (continued)
Bond (B)	6.875	12-05-27		318,000	$310,352
Bond	6.875	12-05-27		716,000	698,778
Bond (B)	8.250	09-30-25		270,000	287,267
Papua New Guinea 0.1%					497,550
Independent State of Papua New Guinea
Bond	8.375	10-04-28		465,000	497,550
Paraguay 0.0%					422,920
Republic of Paraguay
Bond (B)	6.100	08-11-44		388,000	422,920
Peru 0.1%					887,234
Republic of Peru
Bond (B)	5.940	02-12-29	PEN	150,000	46,070
Bond	5.940	02-12-29	PEN	400,000	122,853
Bond (B)	6.150	08-12-32	PEN	1,100,000	335,041
Bond (B)	6.350	08-12-28	PEN	1,210,000	383,270
Poland 0.8%					6,634,882
Republic of Poland
Bond	1.750	07-25-21	PLN	850,000	229,475
Bond	2.000	04-25-21	PLN	7,390,000	2,007,744
Bond	2.250	04-25-22	PLN	320,000	87,035
Bond	2.500	01-25-23	PLN	2,230,000	611,925
Bond	2.500	07-25-27	PLN	3,500,000	930,355
Bond	2.750	04-25-28	PLN	7,107,000	1,913,319
Bond	3.250	07-25-25	PLN	89,000	25,132
Bond	4.000	10-25-23	PLN	2,840,000	829,897
Qatar 0.1%					669,265
Government of Qatar
Bond (B)	5.103	04-23-48		424,000	454,757
Bond	5.103	04-23-48		200,000	214,508
Romania 0.1%					484,245
Government of Romania
Bond	4.125	03-11-39	EUR	239,000	267,426
Bond	5.125	06-15-48		220,000	216,819
Russia 1.2%					10,173,664
Government of Russia
Bond	4.750	05-27-26		1,600,000	1,630,470
Bond	5.250	06-23-47		1,200,000	1,185,398
Bond	5.625	04-04-42		200,000	213,877
Bond	6.400	05-27-20	RUB	64,600,000	973,042
Bond	6.800	12-11-19	RUB	23,460,000	356,928
Bond	7.050	01-19-28	RUB	68,210,000	982,132
Bond	7.400	12-07-22	RUB	68,100,000	1,028,240
Bond	7.700	03-23-33	RUB	18,977,000	281,592
Bond	7.750	09-16-26	RUB	176,270,000	2,669,586
14	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Russia (continued)
Bond	8.150	02-03-27	RUB	22,520,000	$348,807
Bond	8.500	09-17-31	RUB	31,837,000	503,592
Saudi Arabia 0.1%					731,460
Kingdom of Saudi Arabia
Bond (B)	4.500	04-17-30		106,000	108,079
Bond	4.500	10-26-46		240,000	223,922
Bond	5.000	04-17-49		403,000	399,459
Senegal 0.1%					519,461
Republic of Senegal
Bond (B)	6.250	05-23-33		560,000	519,461
South Africa 1.1%					9,392,385
Republic of South Africa
Bond	4.300	10-12-28		822,000	765,912
Bond	4.665	01-17-24		56,000	56,237
Bond	4.850	09-27-27		240,000	233,548
Bond	4.875	04-14-26		381,000	377,075
Bond	5.875	06-22-30		740,000	759,708
Bond	6.250	03-31-36	ZAR	25,740,000	1,421,836
Bond	6.300	06-22-48		351,000	355,903
Bond	7.000	02-28-31	ZAR	56,900,000	3,608,225
Bond	8.750	02-28-48	ZAR	3,682,000	254,420
Bond	10.500	12-21-26	ZAR	18,706,000	1,559,521
Sri Lanka 0.2%					2,203,549
Republic of Sri Lanka
Bond (B)	5.750	04-18-23		288,000	278,897
Bond (B)	6.125	06-03-25		393,000	374,890
Bond	6.200	05-11-27		504,000	470,438
Bond	6.250	07-27-21		477,000	479,555
Bond (B)	6.750	04-18-28		624,000	599,769
Suriname 0.0%					103,332
Republic of Suriname
Bond (B)	9.250	10-26-26		109,000	103,332
Thailand 0.3%					2,963,313
Kingdom of Thailand
Bond	2.550	06-26-20	THB	3,470,000	112,202
Bond	2.875	12-17-28	THB	38,863,000	1,295,455
Bond	3.775	06-25-32	THB	10,170,000	361,148
Bond	3.850	12-12-25	THB	26,980,000	949,380
Bond	4.875	06-22-29	THB	6,325,000	245,128
Tunisia 0.0%					312,033
Banque Centrale de Tunisia
Bond	5.625	02-17-24	EUR	294,000	312,033
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	15

	Rate (%)	Maturity date		Par value^	Value
Turkey 0.6%					$5,094,926
Republic of Turkey
Bond	6.000	03-25-27		127,000	122,387
Bond	6.250	09-26-22		946,000	960,093
Bond	7.375	02-05-25		521,000	544,722
Bond	7.400	02-05-20	TRY	3,480,000	607,543
Bond	8.000	03-12-25	TRY	6,660,000	969,355
Bond	9.400	07-08-20	TRY	3,000,000	522,582
Bond	10.500	08-11-27	TRY	510,000	82,670
Bond	10.700	02-17-21	TRY	3,210,000	554,503
Bond	10.700	08-17-22	TRY	1,300,000	218,904
Bond	11.000	03-02-22	TRY	140,000	24,008
Bond	11.000	02-24-27	TRY	1,320,000	219,717
Bond	12.200	01-18-23	TRY	1,530,000	268,442
Ukraine 0.6%					4,970,105
Republic of Ukraine
Bond (B)	7.375	09-25-32		796,000	677,897
Bond	7.375	09-25-32		289,000	246,116
Bond (B)	7.750	09-01-22		136,000	131,188
Bond (B)	7.750	09-01-23		273,000	260,114
Bond	7.750	09-01-23		233,000	222,002
Bond (B)	7.750	09-01-25		530,000	486,503
Bond (B)	7.750	09-01-26		463,000	420,404
Bond	7.750	09-01-26		209,000	189,772
Bond (B)	7.750	09-01-27		399,000	358,996
Bond	7.750	09-01-27		200,000	179,948
Bond	8.994	02-01-24		625,000	614,063
Bond	9.750	11-01-28		256,000	253,937
GDP-Linked Bond (D)	2.346*	05-31-40		1,524,000	929,165
Uruguay 0.2%					2,182,272
Republic of Uruguay
Bond	4.125	11-20-45		197,000	184,688
Bond	4.375	10-27-27		723,000	743,967
Bond	5.100	06-18-50		781,865	806,111
Bond (B)	8.500	03-15-28	UYU	4,160,000	112,123
Bond	9.875	06-20-22	UYU	10,880,000	335,383
Venezuela 0.0%					415,635
Republic of Venezuela
Bond (E)	7.750	10-13-19		1,374,000	415,635
Zambia 0.2%					1,587,943
Republic of Zambia
Bond	5.375	09-20-22		374,000	292,453
Bond (B)	5.375	09-20-22		56,000	43,790
Bond (B)	8.500	04-14-24		1,218,000	1,004,950

Bond	8.970	07-30-27		300,000	246,750
16	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 35.4%				$311,759,259
(Cost $317,395,295)
Communication services 5.1%				44,609,842
Diversified telecommunication services 1.0%
British Telecommunications PLC	4.500	12-04-23	1,975,000	2,034,621
Frontier Communications Corp. (F)	9.000	08-15-31	849,000	464,828
Intelsat Jackson Holdings SA	5.500	08-01-23	395,000	358,956
TELUS Corp.	4.600	11-16-48	1,125,000	1,134,092
UPCB Finance IV, Ltd. (B)	5.375	01-15-25	485,000	466,813
Verizon Communications, Inc.	3.376	02-15-25	2,250,000	2,247,300
West Corp. (B)	8.500	10-15-25	590,000	491,913
Zayo Group LLC (B)	5.750	01-15-27	725,000	700,488
Ziggo BV (B)	5.500	01-15-27	510,000	481,792
Entertainment 0.1%
Lions Gate Capital Holdings LLC (B)	6.375	02-01-24	505,000	510,050
Netflix, Inc.	4.875	04-15-28	690,000	655,500
Interactive media and services 0.5%
Baidu, Inc.	3.875	09-29-23	2,200,000	2,198,988
Tencent Holdings, Ltd. (B)	3.595	01-19-28	2,075,000	2,018,680
Media 2.8%
Altice France SA (B)	7.375	05-01-26	715,000	689,975
AMC Networks, Inc.	4.750	08-01-25	900,000	869,625
Block Communications, Inc. (B)	6.875	02-15-25	485,000	497,125
Cablevision Systems Corp.	5.875	09-15-22	985,000	989,925
CCO Holdings LLC (B)	5.125	05-01-27	520,000	503,100
CCO Holdings LLC (B)	5.500	05-01-26	610,000	608,475
Charter Communications Operating LLC	6.384	10-23-35	1,600,000	1,711,245
Charter Communications Operating LLC	6.484	10-23-45	1,500,000	1,614,523
Cinemark USA, Inc.	4.875	06-01-23	550,000	544,500
Comcast Corp.	4.700	10-15-48	2,175,000	2,272,860
Cox Communications, Inc. (B)	3.500	08-15-27	2,275,000	2,163,608
CSC Holdings LLC (B)	7.750	07-15-25	635,000	665,163
Discovery Communications LLC	4.900	03-11-26	2,075,000	2,123,491
DISH DBS Corp.	7.750	07-01-26	1,885,000	1,623,456
Live Nation Entertainment, Inc. (B)	5.625	03-15-26	700,000	707,000
Nexstar Broadcasting, Inc. (B)	5.625	08-01-24	515,000	498,263
Omnicom Group, Inc.	3.650	11-01-24	2,250,000	2,217,883
Quebecor Media, Inc.	5.750	01-15-23	470,000	484,100
Sinclair Television Group, Inc. (B)	5.625	08-01-24	550,000	532,675
Sirius XM Radio, Inc. (B)	5.000	08-01-27	785,000	758,506
The Interpublic Group of Companies, Inc.	4.650	10-01-28	2,150,000	2,169,169
Unitymedia GmbH (B)	6.125	01-15-25	305,000	314,913
Virgin Media Finance PLC (B)	6.000	10-15-24	450,000	455,760
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.7%
Digicel Group Two, Ltd. (7.125% Cash or 2.000% PIK) (B)	7.125	04-01-24	70,000	$30,100
Sprint Capital Corp.	8.750	03-15-32	1,475,000	1,618,813
T-Mobile USA, Inc.	5.375	04-15-27	470,000	473,525
T-Mobile USA, Inc.	6.500	01-15-26	530,000	560,475
Vodafone Group PLC	5.000	05-30-38	3,250,000	3,147,568
Consumer discretionary 3.0%				26,468,533
Auto components 0.1%
Dana Financing Luxembourg Sarl (B)	6.500	06-01-26	675,000	678,375
Automobiles 0.8%
Ford Motor Credit Company LLC	4.389	01-08-26	2,125,000	1,915,812
General Motors Financial Company, Inc.	4.350	04-09-25	2,200,000	2,133,692
Hyundai Capital America (B)	3.000	10-30-20	1,850,000	1,831,093
Hyundai Capital America (B)	3.250	09-20-22	1,175,000	1,148,986
Diversified consumer services 0.1%
Weight Watchers International, Inc. (B)	8.625	12-01-25	800,000	788,000
Hotels, restaurants and leisure 1.0%
Boyd Gaming Corp.	6.000	08-15-26	215,000	215,538
Boyd Gaming Corp.	6.375	04-01-26	450,000	459,563
Golden Nugget, Inc. (B)	6.750	10-15-24	545,000	545,000
International Game Technology PLC (B)	6.250	01-15-27	645,000	653,869
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	320,000	336,096
McDonald's Corp.	4.450	03-01-47	1,100,000	1,086,049
Merlin Entertainments PLC (B)	5.750	06-15-26	370,000	377,400
MGM Growth Properties Operating Partnership LP (B)	5.750	02-01-27	745,000	752,450
Royal Caribbean Cruises, Ltd.	2.650	11-28-20	2,275,000	2,242,765
Sands China, Ltd.	4.600	08-08-23	2,100,000	2,108,400
Household durables 0.0%
TopBuild Corp. (B)	5.625	05-01-26	470,000	439,450
Internet and direct marketing retail 0.5%
Alibaba Group Holding, Ltd.	4.000	12-06-37	2,400,000	2,253,305
Amazon.com, Inc.	3.875	08-22-37	2,000,000	2,003,736
Multiline retail 0.3%
Dollar Tree, Inc.	3.700	05-15-23	2,250,000	2,225,516
JC Penney Corp., Inc.	7.400	04-01-37	500,000	182,500
JC Penney Corp., Inc. (B)	8.625	03-15-25	210,000	118,125
Specialty retail 0.1%
Party City Holdings, Inc. (B)(F)	6.625	08-01-26	585,000	576,225
Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (B)	4.625	05-15-24	650,000	637,813
Levi Strauss & Company	5.000	05-01-25	755,000	758,775
18	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 1.5%				$13,538,753
Beverages 0.3%
Cott Holdings, Inc. (B)	5.500	04-01-25	530,000	524,700
Keurig Dr. Pepper, Inc.	3.430	06-15-27	2,200,000	2,057,204
Food and staples retailing 0.3%
Albertsons Companies LLC	6.625	06-15-24	860,000	847,100
Ingles Markets, Inc.	5.750	06-15-23	654,000	660,540
The Kroger Company (F)	4.450	02-01-47	1,075,000	951,049
Food products 0.7%
Adecoagro SA (B)	6.000	09-21-27	204,000	178,500
B&G Foods, Inc.	5.250	04-01-25	825,000	808,913
Chobani LLC (B)	7.500	04-15-25	675,000	577,125
Dean Foods Company (B)	6.500	03-15-23	470,000	365,792
JBS Investments GmbH (B)	6.250	02-05-23	171,000	171,855
KazAgro National Management Holding JSC (B)	4.625	05-24-23	254,000	257,226
Kraft Heinz Foods Company (B)	4.875	02-15-25	2,150,000	2,193,208
Marfrig Holdings Europe BV (B)	8.000	06-08-23	44,000	45,461
Minerva Luxembourg SA (B)	6.500	09-20-26	259,000	247,746
Pilgrim's Pride Corp. (B)	5.750	03-15-25	375,000	367,500
Pilgrim's Pride Corp. (B)	5.875	09-30-27	410,000	395,650
Post Holdings, Inc. (B)	5.500	03-01-25	530,000	527,350
Sigma Holdco BV (B)	7.875	05-15-26	375,000	333,094
Household products 0.1%
Energizer Holdings, Inc. (B)	5.500	06-15-25	790,000	748,525
Spectrum Brands, Inc.	5.750	07-15-25	590,000	581,327
Personal products 0.1%
Prestige Brands, Inc. (B)	6.375	03-01-24	375,000	373,125
Revlon Consumer Products Corp. (F)	6.250	08-01-24	595,000	325,763
Energy 5.2%				46,237,585
Energy equipment and services 0.4%
Apergy Corp.	6.375	05-01-26	555,000	545,981
Ensco PLC	7.750	02-01-26	150,000	120,469
Inkia Energy, Ltd. (B)	5.875	11-09-27	223,000	213,163
Nabors Industries, Inc. (F)	5.500	01-15-23	950,000	855,000
Rowan Companies, Inc.	7.375	06-15-25	695,000	597,700
SESI LLC	7.125	12-15-21	870,000	772,125
SESI LLC	7.750	09-15-24	425,000	332,563
Unit Corp.	6.625	05-15-21	515,000	486,675
Oil, gas and consumable fuels 4.8%
Abu Dhabi Crude Oil Pipeline LLC (B)	4.600	11-02-47	565,000	571,678
AI Candelaria Spain SLU (B)	7.500	12-15-28	326,000	319,969
Alta Mesa Holdings LP	7.875	12-15-24	460,000	317,538
Anadarko Petroleum Corp.	6.450	09-15-36	1,800,000	2,047,844
Antero Resources Corp.	5.000	03-01-25	485,000	468,025
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	19

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Apache Corp.	5.100	09-01-40		2,150,000	$2,004,094
Boardwalk Pipelines LP	4.950	12-15-24		2,125,000	2,151,946
Concho Resources, Inc.	4.300	08-15-28		2,275,000	2,307,673
Diamondback Energy, Inc.	4.750	11-01-24		445,000	443,888
Eni SpA (B)	4.000	09-12-23		1,575,000	1,588,798
Enterprise Products Operating LLC (4.875% to 8-16-22, then 3 month LIBOR + 2.986%)	4.875	08-16-77		2,325,000	2,073,589
Eterna Capital Pte, Ltd. (6.500% Cash or 1.000% PIK)	6.500	12-11-22		175,336	171,829
Eterna Capital Pte, Ltd. (8.000% Cash or PIK)	8.000	12-11-22		104,791	90,341
Geopark, Ltd. (B)	6.500	09-21-24		245,000	237,038
Hilcorp Energy I LP (B)	5.750	10-01-25		830,000	807,175
Indo Energy Finance II BV	6.375	01-24-23		289,000	280,697
KazMunayGas National Company JSC (B)	4.750	04-19-27		210,000	212,365
KazMunayGas National Company JSC	5.375	04-24-30		412,000	426,117
KazTransGas JSC (B)	4.375	09-26-27		547,000	526,380
Kinder Morgan Energy Partners LP	5.500	03-01-44		1,050,000	1,089,331
Laredo Petroleum, Inc.	5.625	01-15-22		945,000	911,925
Marathon Petroleum Corp. (B)	3.800	04-01-28		800,000	767,374
Marathon Petroleum Corp. (B)	5.125	12-15-26		1,325,000	1,373,919
Murphy Oil Corp.	5.750	08-15-25		475,000	476,758
Nostrum Oil & Gas Finance BV (B)	7.000	02-16-25		160,000	104,332
Oasis Petroleum, Inc. (B)(F)	6.250	05-01-26		225,000	212,906
Oasis Petroleum, Inc.	6.875	03-15-22		475,000	473,813
Pertamina Persero PT	5.250	05-23-21		242,000	249,368
Pertamina Persero PT (B)	5.625	05-20-43		513,000	512,256
Pertamina Persero PT	6.450	05-30-44		458,000	509,995
Petroamazonas EP (B)	4.625	02-16-20		1,100,000	1,075,250
Petroamazonas EP (B)	4.625	11-06-20		200,000	191,243
Petroleos de Venezuela SA (E)	5.375	04-12-27		64,000	16,064
Petroleos de Venezuela SA (E)	6.000	05-16-24		3,771,996	927,911
Petroleos de Venezuela SA (E)	6.000	11-15-26		1,826,000	401,720
Petroleos de Venezuela SA (E)	9.750	05-17-35		3,459,000	985,815
Petroleos Mexicanos	4.250	01-15-25		336,000	298,838
Petroleos Mexicanos	4.500	01-23-26		1,515,000	1,331,912
Petroleos Mexicanos	4.625	09-21-23		89,000	84,183
Petroleos Mexicanos	4.875	01-24-22		660,000	643,830
Petroleos Mexicanos	5.350	02-12-28		1,394,000	1,219,750
Petroleos Mexicanos	6.500	03-13-27		296,000	283,834
Petroleos Mexicanos	6.875	08-04-26		223,000	220,213
Petroleos Mexicanos	7.190	09-12-24	MXN	4,586,400	188,279
Petroleos Mexicanos	7.470	11-12-26	MXN	2,300,000	89,608
Petroleos Mexicanos	9.500	09-15-27		97,000	110,774
20	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
PTTEP Treasury Center Company, Ltd. (4.875% to 6-18-19, then 5 Year CMT + 3.177%) (B)(G)	4.875	06-18-19		244,000	$242,952
QEP Resources, Inc.	5.250	05-01-23		585,000	563,063
Range Resources Corp.	5.000	03-15-23		460,000	437,000
Sabine Pass Liquefaction LLC	5.875	06-30-26		2,000,000	2,172,805
Schlumberger Holdings Corp. (B)	3.750	05-01-24		1,650,000	1,661,648
Sinopec Group Overseas Development 2017, Ltd.	3.250	09-13-27		223,000	211,303
SM Energy Company	5.625	06-01-25		145,000	138,838
SM Energy Company	6.125	11-15-22		275,000	275,688
Southwestern Energy Company	6.700	01-23-25		685,000	666,163
Targa Resources Partners LP (B)	6.500	07-15-27		1,390,000	1,432,569
Western Gas Partners LP	5.300	03-01-48		975,000	869,523
Western Gas Partners LP	5.450	04-01-44		1,375,000	1,256,172
Whiting Petroleum Corp.	6.625	01-15-26		600,000	588,000
Financials 7.2%					63,398,087
Banks 4.7%
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (B)	3.800	08-11-26		443,000	429,156
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	3.800	08-11-26		322,000	311,938
Bank of America Corp.	3.950	04-21-25		2,750,000	2,761,580
Bank of America Corp. (2.738% to 1-23-21, then 3 month LIBOR + 0.370%)	2.738	01-23-22		2,875,000	2,852,380
Barclays PLC	4.836	05-09-28		1,225,000	1,176,893
Barclays PLC	5.250	08-17-45		1,100,000	1,083,306
Brazil Loan Trust 1 (B)	5.477	07-24-23		172,778	177,529
Citigroup, Inc.	4.400	06-10-25		4,025,000	4,108,213
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23		100,000	98,226
Credit Suisse Group AG (B)	3.574	01-09-23		2,250,000	2,226,374
Deutsche Bank AG	3.700	05-30-24		2,325,000	2,160,496
Development Bank of Kazakhstan JSC (B)	8.950	05-04-23	KZT	50,000,000	113,060
Fifth Third Bancorp	3.650	01-25-24		2,750,000	2,764,293
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24		2,225,000	2,255,342
Intesa Sanpaolo SpA (B)	3.875	07-14-27		5,125,000	4,441,841
JPMorgan Chase & Co.	3.625	12-01-27		2,100,000	2,029,263
Mizuho Financial Group, Inc. (B)	2.632	04-12-21		3,050,000	3,008,125
Santander Holdings USA, Inc.	3.700	03-28-22		2,100,000	2,097,416
Sberbank of Russia (5.500% to 2-26-19, then 5 Year CMT + 4.023%) (B)	5.500	02-26-24		432,000	432,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Standard Chartered PLC (4.247% to 1-20-22, then 3 month LIBOR + 1.150%) (B)	4.247	01-20-23	4,400,000	$4,403,634
Synovus Financial Corp.	3.125	11-01-22	2,325,000	2,229,536
Ukreximbank	9.625	04-27-22	363,000	361,730
Capital markets 0.7%
1MDB Global Investments, Ltd.	4.400	03-09-23	2,000,000	1,862,180
The Goldman Sachs Group, Inc. (2.905% to 7-24-22, then 3 month LIBOR + 0.990%)	2.905	07-24-23	2,275,000	2,226,501
UBS Group Funding Switzerland AG (B)	2.650	02-01-22	2,200,000	2,152,277
Consumer finance 0.7%
Capital One Financial Corp.	3.750	03-09-27	3,525,000	3,404,912
Synchrony Financial	3.700	08-04-26	2,400,000	2,191,809
Diversified financial services 0.6%
Berkshire Hathaway Energy Company	4.450	01-15-49	2,175,000	2,198,264
GE Capital International Funding Company Unlimited Company	3.373	11-15-25	3,400,000	3,246,839
Refinitiv US Holdings, Inc. (B)	8.250	11-15-26	150,000	140,625
Insurance 0.5%
American International Group, Inc.	3.875	01-15-35	2,400,000	2,164,724
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)	5.100	10-16-44	2,150,000	2,187,625
Thrifts and mortgage finance 0.0%
CFX Escrow Corp. (B)	6.000	02-15-24	100,000	100,000
Health care 1.5%				13,126,198
Health care equipment and supplies 0.1%
Hologic, Inc. (B)	4.375	10-15-25	370,000	363,384
Kinetic Concepts, Inc. (B)	7.875	02-15-21	395,000	402,900
Health care providers and services 0.9%
Cardinal Health, Inc.	3.410	06-15-27	1,200,000	1,118,147
Community Health Systems, Inc.	6.250	03-31-23	475,000	453,625
CVS Health Corp.	4.100	03-25-25	1,950,000	1,985,611
CVS Health Corp.	4.780	03-25-38	125,000	125,594
DaVita, Inc.	5.000	05-01-25	580,000	558,250
Encompass Health Corp.	5.750	11-01-24	580,000	586,525
HCA, Inc.	5.375	09-01-26	595,000	610,619
HCA, Inc.	5.625	09-01-28	1,075,000	1,110,948
Team Health Holdings, Inc. (B)(F)	6.375	02-01-25	620,000	502,597
Tenet Healthcare Corp.	4.625	07-15-24	525,000	514,227
Tenet Healthcare Corp. (B)	6.250	02-01-27	365,000	370,475
22	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Life sciences tools and services 0.1%
Charles River Laboratories International, Inc. (B)	5.500	04-01-26	720,000	$736,200
Pharmaceuticals 0.4%
Bausch Health Companies, Inc. (B)	5.875	05-15-23	785,000	769,002
Bausch Health Companies, Inc. (B)	6.125	04-15-25	690,000	652,050
Bausch Health Companies, Inc. (B)	6.500	03-15-22	300,000	310,125
Endo Finance LLC (B)	6.000	02-01-25	630,000	486,675
Mallinckrodt International Finance SA (B)	5.625	10-15-23	425,000	358,594
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21	1,175,000	1,110,650
Industrials 2.5%				22,380,794
Aerospace and defense 0.3%
Northrop Grumman Corp.	2.930	01-15-25	325,000	315,834
Northrop Grumman Corp.	4.030	10-15-47	1,775,000	1,697,909
TransDigm, Inc. (B)	6.250	03-15-26	765,000	776,475
Air freight and logistics 0.3%
FedEx Corp.	4.400	01-15-47	2,300,000	2,102,537
Gol Finance, Inc. (B)	7.000	01-31-25	223,000	206,554
Park-Ohio Industries, Inc.	6.625	04-15-27	670,000	651,575
Building products 0.2%
American Woodmark Corp. (B)	4.875	03-15-26	620,000	575,050
Griffon Corp.	5.250	03-01-22	870,000	852,600
Commercial services and supplies 0.3%
ACCO Brands Corp. (B)	5.250	12-15-24	725,000	708,688
Covanta Holding Corp.	5.875	07-01-25	730,000	715,400
Waste Pro USA, Inc. (B)	5.500	02-15-26	730,000	709,378
Construction and engineering 0.1%
AECOM	5.125	03-15-27	450,000	423,000
MasTec, Inc.	4.875	03-15-23	655,000	656,638
Electrical equipment 0.1%
Resideo Funding, Inc. (B)	6.125	11-01-26	610,000	628,300
Industrial conglomerates 0.0%
Axtel SAB de CV (B)	6.375	11-14-24	214,000	205,975
Machinery 0.2%
Allison Transmission, Inc. (B)	4.750	10-01-27	680,000	632,400
Mueller Water Products, Inc. (B)	5.500	06-15-26	475,000	477,375
SPX FLOW, Inc. (B)	5.625	08-15-24	800,000	784,000
Road and rail 0.2%
Ryder System, Inc.	3.875	12-01-23	2,000,000	2,007,015
Trading companies and distributors 0.8%
Air Lease Corp.	3.625	12-01-27	3,400,000	3,098,371
GATX Corp.	4.550	11-07-28	3,275,000	3,271,505
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals North America, Inc.	6.500	12-15-26	740,000	$768,675
Transportation infrastructure 0.0%
Rumo Luxembourg Sarl (B)	7.375	02-09-24	109,000	115,540
Information technology 1.5%				12,943,979
Communications equipment 0.1%
Hughes Satellite Systems Corp.	6.625	08-01-26	755,000	726,688
IT services 0.3%
Fiserv, Inc.	4.200	10-01-28	2,100,000	2,095,162
Travelport Corporate Finance PLC (B)	6.000	03-15-26	635,000	652,463
Semiconductors and semiconductor equipment 0.7%
Broadcom Corp.	3.125	01-15-25	2,200,000	2,036,484
Entegris, Inc. (B)	4.625	02-10-26	645,000	625,650
Qorvo, Inc. (B)	5.500	07-15-26	575,000	570,688
Versum Materials, Inc. (B)	5.500	09-30-24	540,000	548,100
Xilinx, Inc.	2.950	06-01-24	2,250,000	2,211,470
Software 0.3%
Nuance Communications, Inc.	5.625	12-15-26	585,000	573,300
Oracle Corp.	3.850	07-15-36	2,125,000	2,054,221
Technology hardware, storage and peripherals 0.1%
Seagate HDD Cayman	4.875	06-01-27	936,000	849,753
Materials 2.6%				22,565,566
Chemicals 0.8%
Axalta Coating Systems LLC (B)	4.875	08-15-24	575,000	561,344
CF Industries, Inc.	5.150	03-15-34	970,000	902,100
CNAC HK Finbridge Company, Ltd.	3.500	07-19-22	328,000	322,600
DowDuPont, Inc.	3.766	11-15-20	1,925,000	1,951,129
GCP Applied Technologies, Inc. (B)	5.500	04-15-26	540,000	536,625
INEOS Group Holdings SA (B)	5.625	08-01-24	600,000	575,682
OCI NV (B)	6.625	04-15-23	825,000	846,716
OCP SA (B)	6.875	04-25-44	196,000	207,398
Platform Specialty Products Corp. (B)	5.875	12-01-25	800,000	798,000
Trinseo Materials Operating SCA (B)	5.375	09-01-25	610,000	552,233
Construction materials 0.4%
Summit Materials LLC	6.125	07-15-23	500,000	503,600
U.S. Concrete, Inc.	6.375	06-01-24	515,000	500,065
Vulcan Materials Company	4.500	06-15-47	2,475,000	2,107,062
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (B)	6.000	02-15-25	950,000	923,875
Berry Global, Inc. (B)	4.500	02-15-26	250,000	235,625
Berry Global, Inc.	5.125	07-15-23	245,000	245,693
Cascades, Inc. (B)	5.500	07-15-22	650,000	646,750
Crown Americas LLC	4.750	02-01-26	575,000	562,063
24	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Plastipak Holdings, Inc. (B)	6.250	10-15-25	420,000	$379,050
Metals and mining 0.7%
Anglo American Capital PLC (B)	4.000	09-11-27	2,200,000	2,078,604
Commercial Metals Company	5.375	07-15-27	535,000	493,538
Commercial Metals Company	5.750	04-15-26	425,000	402,688
Corp. Nacional Del Cobre De Chile (B)	4.375	02-05-49	576,000	551,923
Freeport-McMoRan, Inc.	4.550	11-14-24	460,000	441,025
Indonesia Asahan Aluminium Persero PT (B)	5.710	11-15-23	195,000	205,275
Indonesia Asahan Aluminium Persero PT (B)	6.757	11-15-48	75,000	82,786
Kaiser Aluminum Corp.	5.875	05-15-24	550,000	558,250
Metinvest BV (B)	0.000	04-23-23	0	0
Newmont Mining Corp.	6.250	10-01-39	975,000	1,107,362
Vedanta Resources PLC (B)	6.125	08-09-24	156,000	141,893
Vedanta Resources PLC (B)	6.375	07-30-22	112,000	108,136
Paper and forest products 0.4%
Boise Cascade Company (B)	5.625	09-01-24	935,000	906,950
Flex Acquisition Company, Inc. (B)	6.875	01-15-25	300,000	280,500
Louisiana-Pacific Corp.	4.875	09-15-24	580,000	569,125
Mercer International, Inc.	5.500	01-15-26	785,000	728,088
Norbord, Inc. (B)	6.250	04-15-23	545,000	551,813
Real estate 1.5%				13,109,467
Equity real estate investment trusts 1.5%
American Homes 4 Rent LP	4.250	02-15-28	2,250,000	2,167,678
Crown Castle International Corp.	3.200	09-01-24	2,375,000	2,275,993
Digital Realty Trust LP	2.750	02-01-23	100,000	95,986
Digital Realty Trust LP	4.750	10-01-25	1,975,000	2,044,382
Office Properties Income Trust	4.250	05-15-24	2,475,000	2,343,362
SITE Centers Corp.	4.250	02-01-26	2,125,000	2,090,763
Welltower, Inc.	3.950	09-01-23	2,075,000	2,091,303
Utilities 3.8%				33,380,455
Electric utilities 2.2%
American Electric Power Company, Inc.	3.650	12-01-21	1,725,000	1,748,329
Electricite de France SA (B)	5.000	09-21-48	4,550,000	4,296,168
Enel Finance International NV (B)	2.875	05-25-22	300,000	288,473
Enel Finance International NV (B)	4.625	09-14-25	2,950,000	2,913,509
Eskom Holdings SOC, Ltd. (B)	5.750	01-26-21	307,000	300,800
Eskom Holdings SOC, Ltd. (B)	7.125	02-11-25	449,000	442,265
Eskom Holdings SOC, Ltd. (B)	8.450	08-10-28	497,000	513,570
FirstEnergy Corp.	4.850	07-15-47	2,075,000	2,104,545
Georgia Power Company	4.300	03-15-42	2,200,000	2,053,487
NextEra Energy Capital Holdings, Inc.	3.342	09-01-20	2,200,000	2,208,485
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NSTAR Electric Company	3.200	05-15-27	1,125,000	$1,101,943
Pampa Energia SA (B)	7.375	07-21-23	153,000	144,969
Pampa Energia SA (B)	7.500	01-24-27	183,000	162,413
Vistra Operations Company LLC (B)	5.625	02-15-27	745,000	751,053
Gas utilities 0.1%
Southern Gas Corridor CJSC	6.875	03-24-26	400,000	444,012
Independent power and renewable electricity producers 0.5%
Calpine Corp.	5.750	01-15-25	971,000	915,168
Exelon Generation Company LLC	5.600	06-15-42	2,050,000	2,005,495
Minejesa Capital BV (B)	4.625	08-10-30	217,000	203,866
Minejesa Capital BV (B)	5.625	08-10-37	33,000	30,967
NRG Energy, Inc.	5.750	01-15-28	785,000	793,871
Vistra Energy Corp. (B)	8.000	01-15-25	630,000	672,525
Vistra Energy Corp. (B)	8.125	01-30-26	130,000	140,400
Multi-utilities 1.0%
ACWA Power Management and Investments One, Ltd. (B)	5.950	12-15-39	637,000	622,743
CenterPoint Energy, Inc.	4.250	11-01-28	2,100,000	2,132,263
Cometa Energia SA de CV (B)	6.375	04-24-35	203,322	195,209
Dominion Energy, Inc.	2.579	07-01-20	3,150,000	3,129,967
DTE Energy Company	3.500	06-01-24	2,150,000	2,109,709

Sempra Energy	4.000	02-01-48	1,100,000	954,251
Term loans (H) 20.3%				$179,004,925
(Cost $186,296,556)
Communication services 4.1%				36,358,010
Diversified telecommunication services 1.0%
Consolidated Communications, Inc., 2016 Term Loan B (1 month LIBOR + 3.000%)	5.500	10-04-23	1,627,601	1,565,753
Frontier Communications Corp., 2017 Term Loan B1 (1 month LIBOR + 3.750%)	6.250	06-15-24	1,896,125	1,809,624
Intelsat Jackson Holdings SA, 2017 Term Loan B3 (1 month LIBOR + 3.750%)	6.252	11-27-23	835,000	826,800
Level 3 Parent LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.756	02-22-24	964,000	945,925
Telesat Canada, Term Loan B4 (3 month LIBOR + 2.500%)	5.310	11-17-23	1,692,777	1,658,211
West Corp., 2017 Term Loan (1 month LIBOR + 4.000%)	6.499	10-10-24	1,580,089	1,446,856
Windstream Services LLC, Repriced Term Loan B6 (1 month LIBOR + 4.000%)	6.510	03-29-21	1,045,128	970,663
Interactive media and services 0.3%
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.269	09-13-24	1,351,122	1,325,369
TierPoint LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.249	05-06-24	1,416,181	1,341,831
26	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 2.4%
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	5.249	07-31-25	1,688,849	$1,553,741
AMC Entertainment Holdings, Inc., Initial Term Loan (1 month LIBOR + 2.250%)	4.759	12-15-22	2,048,669	2,013,248
Charter Communications Operating LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.500	04-30-25	1,668,150	1,643,878
Cogeco Communications USA II LP, 2017 1st Lien Term Loan (1 month LIBOR + 2.375%)	4.874	01-03-25	1,014,900	993,333
Creative Artists Agency LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.503	02-15-24	1,685,018	1,657,637
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	4.759	07-17-25	1,714,102	1,657,862
Cumulus Media New Holdings, Inc., Exit Term Loan (1 month LIBOR + 4.500%)	7.000	05-15-22	2,076,035	2,000,778
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%)	4.999	02-01-24	1,279,902	1,229,243
Hubbard Radio LLC, 2015 Term Loan B (1 month LIBOR + 3.000%)	6.020	03-28-25	1,154,936	1,134,725
Mission Broadcasting, Inc., 2018 Term Loan B3 (3 month LIBOR + 2.250%)	4.756	01-17-24	137,563	132,920
Nexstar Broadcasting, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.752	01-17-24	795,712	768,857
Quebecor Media, Inc., Term Loan B1 (3 month LIBOR + 2.250%)	4.866	08-17-20	1,059,711	1,051,763
Tribune Media Company, Term Loan (1 month LIBOR + 3.000%)	5.499	12-27-20	183,524	183,371
Tribune Media Company, Term Loan C (1 month LIBOR + 3.000%)	5.499	01-27-24	2,287,387	2,273,091
Unitymedia Finance LLC, Term Loan B (1 month LIBOR + 2.250%)	4.759	09-30-25	1,475,000	1,450,795
Virgin Media Bristol LLC, USD Term Loan K (1 month LIBOR + 2.500%)	5.009	01-15-26	1,325,000	1,299,520
Wireless telecommunication services 0.4%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 2.000%)	4.500	04-11-25	1,442,150	1,414,504
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%)	5.000	02-02-24	1,425,733	1,391,872
Syniverse Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 5.000%)	7.509	03-09-23	679,863	615,840
Consumer discretionary 2.3%				19,944,896
Diversified consumer services 0.2%
Weight Watchers International, Inc., 2017 Term Loan B (3 month LIBOR + 4.750%)	7.560	11-29-24	1,665,584	1,655,175
Hotels, restaurants and leisure 1.1%
Alterra Mountain Company, Term Loan B1 (1 month LIBOR + 3.000%)	5.499	07-31-24	1,764,990	1,740,722
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%)	4.664	09-15-23	1,413,594	$1,393,280
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	5.249	12-22-24	1,422,159	1,401,011
CityCenter Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.749	04-18-24	1,086,505	1,065,546
Golden Nugget, Inc., 2017 Incremental Term Loan B (1 month LIBOR + 2.750%)	5.253	10-04-23	2,005,596	1,971,621
New Red Finance, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	4.749	02-16-24	950,113	933,486
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%)	5.249	08-14-24	760,222	736,146
Leisure products 0.2%
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.999	08-05-24	2,059,885	2,009,933
Multiline retail 0.3%
JC Penney Corp., Inc., 2016 Term Loan B (3 month LIBOR + 4.250%)	6.956	06-23-23	2,589,841	2,236,976
Specialty retail 0.5%
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%)	7.499	09-25-24	1,627,196	1,606,856
Petco Animal Supplies, Inc., 2017 Term Loan B (3 month LIBOR + 3.250%)	5.994	01-26-23	1,951,640	1,491,912
PetSmart, Inc., Term Loan B2 (1 month LIBOR + 3.000%)	5.520	03-11-22	2,036,650	1,702,232
Consumer staples 2.0%				17,434,532
Beverages 0.2%
Sunshine Investments BV, USD Term Loan B3 (3 month LIBOR + 3.250%)	5.866	03-28-25	1,595,000	1,567,088
Food and staples retailing 0.2%
Albertson's LLC, Term Loan B7 (1 month LIBOR + 3.000%)	5.499	11-17-25	2,175,685	2,126,732
Food products 1.0%
Chobani LLC, 2017 Term Loan B (1 month LIBOR + 3.500%)	5.999	10-10-23	1,102,629	1,054,665
Dole Food Company, Inc., 2017 Term Loan B (Prime rate + 1.750% and 1 and 3 month LIBOR + 2.750%)	5.259	04-06-24	1,661,714	1,604,933
Hostess Brands LLC, 2017 Repriced Term Loan (1 and 3 month LIBOR + 2.250%)	4.895	08-03-22	1,737,076	1,674,836
Nomad Foods Lux Sarl, 2017 USD Term Loan B4 (1 month LIBOR + 2.250%)	4.759	05-15-24	2,598,850	2,523,483
Post Holdings, Inc., 2017 Series A Incremental Term Loan (1 month LIBOR + 2.000%)	4.520	05-24-24	1,139,133	1,123,470
28	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Sigma US Corp., 2018 USD Term Loan B2 (3 month LIBOR + 3.000%)	5.797	07-02-25	1,190,020	$1,136,469
Household products 0.2%
Energizer Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	4.758	06-20-25	1,500,000	1,488,750
Personal products 0.4%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%)	4.499	01-26-24	1,133,287	1,116,287
Revlon Consumer Products Corp., 2016 Term Loan B (3 month LIBOR + 3.500%)	6.207	09-07-23	2,854,300	2,017,819
Energy 0.6%				5,057,558
Energy equipment and services 0.3%
Apergy Corp., 2018 1st Lien Term Loan (Prime rate + 1.500% and 1 month LIBOR + 2.500%)	5.162	05-09-25	838,354	820,539
HFOTCO LLC, 2018 Term Loan B (1 month LIBOR + 2.750%)	5.250	06-26-25	1,338,275	1,319,874
Oil, gas and consumable fuels 0.3%
FTS International, Inc., New Term Loan B (1 month LIBOR + 4.750%)	7.249	04-16-21	297,897	292,684
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	6.303	12-19-21	2,518,607	2,509,943
Granite Acquisition, Inc., Term Loan C (3 month LIBOR + 3.500%)	6.303	12-19-21	114,913	114,518
Financials 0.8%				7,468,336
Capital markets 0.1%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan (1 and 3 month LIBOR + 5.000%)	7.516	11-28-21	1,221,400	1,198,499
Diversified financial services 0.6%
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.750%)	5.249	04-04-24	1,439,363	1,420,017
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.500%)	4.999	02-28-25	1,513,038	1,474,833
Dakota Holding Corp., 2017 Term Loan B (1 month LIBOR + 3.250%)	5.749	02-13-25	1,203,618	1,158,735
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%)	6.249	10-01-25	1,280,000	1,228,006
Insurance 0.1%
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%)	5.803	05-16-24	1,032,111	988,246
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	29

	Rate (%)	Maturity date	Par value^	Value
Health care 2.3%				$20,176,701
Health care equipment and supplies 0.4%
Air Medical Group Holdings, Inc., 2018 Term Loan B1 (1 month LIBOR + 3.250%)	5.764	04-28-22	2,208,634	2,072,427
Kinetic Concepts, Inc., 2017 USD Term Loan B (3 month LIBOR + 3.250%)	6.053	02-02-24	1,664,504	1,652,021
Health care providers and services 1.1%
Air Methods Corp., 2017 Term Loan B (3 month LIBOR + 3.500%)	6.303	04-21-24	2,056,162	1,670,632
Community Health Systems, Inc., Term Loan H (3 month LIBOR + 3.250%)	5.957	01-27-21	657,555	645,910
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.249	10-10-25	3,110,000	2,924,955
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B (3 month LIBOR + 4.500%)	7.129	11-16-25	1,705,000	1,661,949
Surgery Center Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	5.750	09-02-24	1,217,588	1,183,799
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.249	02-06-24	1,897,099	1,702,646
Health care technology 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.750%)	5.249	03-01-24	1,453,487	1,421,511
Life sciences tools and services 0.2%
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	4.999	08-18-22	1,463,214	1,432,121
Pharmaceuticals 0.4%
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%)	6.749	04-29-24	1,254,225	1,240,642
IQVIA, Inc., 2017 USD Term Loan B2 (1 month LIBOR + 2.000%)	4.803	01-17-25	1,084,508	1,070,952
Valeant Pharmaceuticals International, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.513	06-02-25	1,514,691	1,497,136
Industrials 3.2%				28,600,572
Air freight and logistics 0.1%
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.500	02-24-25	1,000,000	983,610
Building products 0.1%
HNC Holdings, Inc., Term Loan B (1 month LIBOR + 4.000%)	6.499	10-05-23	1,360,036	1,331,135
Commercial services and supplies 0.8%
Advanced Disposal Services, Inc., Term Loan B3 (1 week LIBOR + 2.250%)	4.664	11-10-23	2,183,200	2,156,937
Clean Harbors, Inc., 2017 Term Loan B (1 month LIBOR + 1.750%)	4.249	06-28-24	1,202,178	1,188,653
GFL Environmental, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.750%)	5.499	05-30-25	1,293,858	1,246,412
30	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.249	05-02-22	1,256,874	$1,238,021
TMS International Corp., 2018 Term Loan B2 (1 and 3 month LIBOR + 2.750%)	5.400	08-14-24	925,322	895,018
Construction and engineering 0.1%
Zodiac Pool Solutions LLC, 2018 Term Loan B (1 month LIBOR + 2.250%)	4.749	07-02-25	935,300	920,803
Machinery 1.8%
Accuride Corp., 2017 Term Loan B (3 month LIBOR + 5.250%)	8.053	11-17-23	961,943	875,369
Blount International, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	6.249	04-12-23	2,092,406	2,084,559
Douglas Dynamics LLC, 2017 Incremental Term Loan (1 month LIBOR + 3.000%)	5.499	12-31-21	1,333,969	1,308,957
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.499	03-29-25	2,388,129	2,365,251
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%)	5.249	07-30-24	1,131,198	1,123,427
Gates Global LLC, 2017 USD Repriced Term Loan B (1 month LIBOR + 2.750%)	5.249	04-01-24	3,001,547	2,935,033
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%)	6.020	11-06-24	2,610,134	2,566,101
RBS Global, Inc., 2017 Term Loan B (1 month LIBOR + 2.000%)	4.499	08-21-24	982,154	973,029
Titan Acquisition, Ltd., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.499	03-28-25	1,297,100	1,219,819
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.999	10-23-25	786,162	767,490
Professional services 0.1%
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%)	4.499	06-19-25	995,000	981,140
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc., 2017 Term Loan B (1 month LIBOR + 2.250%)	4.769	01-02-25	1,483,788	1,439,808
Information technology 2.6%				22,801,065
Communications equipment 0.2%
Ciena Corp., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.508	09-26-25	1,012,463	1,004,869
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.999	07-02-25	1,015,781	986,151
Electronic equipment, instruments and components 0.9%
CPI International, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	6.002	07-26-24	1,752,813	1,713,374
Dell International LLC, 2017 Term Loan A2 (1 month LIBOR + 1.750%)	4.250	09-07-21	2,053,645	2,026,948
Dell International LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.500	09-07-23	2,051,458	2,021,445
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	31

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	6.000	02-28-25	1,171,150	$1,081,850
Robertshaw US Holding Corp., 2018 2nd Lien Term Loan (1 month LIBOR + 8.000%)	10.500	02-28-26	700,000	609,000
IT services 0.3%
First Data Corp., 2017 USD Term Loan (1 month LIBOR + 2.000%)	4.519	07-08-22	1,971,896	1,963,358
Optiv Security, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.749	02-01-24	909,299	841,101
Software 0.9%
Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	6.759	12-15-24	2,933,191	2,881,860
Infor US, Inc., Term Loan B6 (1 month LIBOR + 2.750%)	5.249	02-01-22	1,553,824	1,543,336
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.749	04-16-25	665,788	651,826
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.749	04-16-25	1,730,970	1,694,671
TIBCO Software, Inc., Repriced Term Loan B (1 month LIBOR + 3.500%)	6.010	12-04-20	1,334,048	1,320,040
Technology hardware, storage and peripherals 0.3%
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	5.499	05-16-24	1,115,990	1,084,463
Western Digital Corp., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	4.260	04-29-23	1,412,075	1,376,773
Materials 1.4%				11,900,219
Chemicals 0.9%
Alpha 3 BV, 2017 Term Loan B1 (3 month LIBOR + 3.000%)	5.803	01-31-24	1,384,885	1,341,607
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3 (3 month LIBOR + 1.750%)	4.553	06-01-24	602,750	590,695
Encapsys LLC, 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.749	11-07-24	1,165,195	1,125,870
Encapsys LLC, 2nd Lien Term Loan (1 month LIBOR + 7.500%)	9.999	11-07-25	800,000	760,000
Ferro Corp., 2018 USD Term Loan B1 (3 month LIBOR + 2.250%)	5.053	02-14-24	1,631,898	1,609,459
MacDermid, Inc., Term Loan (I)	TBD	11-14-25	725,000	716,242
OXEA Corp., 2017 USD Term Loan B2 (1 month LIBOR + 3.500%)	6.063	10-14-24	1,371,155	1,352,301
Construction materials 0.1%
Summit Materials LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.499	11-21-24	1,064,250	1,035,866
32	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 0.1%
Covia Holdings Corp., Term Loan (3 month LIBOR + 3.750%)	6.553	06-01-25	1,049,725	$831,582
Paper and forest products 0.3%
Flex Acquisition Company, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.520	12-29-23	2,619,558	2,536,597
Real estate 0.4%				3,830,531
Equity real estate investment trusts 0.4%
Lightstone Holdco LLC, 2018 Term Loan B (1 month LIBOR + 3.750%)	6.249	01-30-24	2,323,443	2,231,481
Lightstone Holdco LLC, 2018 Term Loan C (1 month LIBOR + 3.750%)	6.249	01-30-24	158,433	152,163
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 2.000%)	4.503	12-20-24	1,475,000	1,446,887
Utilities 0.6%				5,432,505
Electric utilities 0.5%
Vistra Operations Company LLC, 1st Lien Term Loan B3 (1 month LIBOR + 2.000%)	4.505	12-31-25	1,939,228	1,900,986
Vistra Operations Company LLC, 2016 Term Loan B2 (1 month LIBOR + 2.250%)	4.749	12-14-23	2,513,700	2,485,949
Independent power and renewable electricity producers 0.1%

Calpine Corp., Term Loan B5 (3 month LIBOR + 2.500%)	5.310	01-15-24	1,065,669	1,045,570
Collateralized mortgage obligations 10.9%				$96,198,224
(Cost $94,041,552)
Commercial and residential 10.7%				94,538,749
280 Park Avenue Mortgage Trust Series 2015-280P, Class A (1 month LIBOR + 0.880%) (A)(B)	3.389	09-15-34	2,500,000	2,484,317
Arroyo Mortgage Trust Series 2018-1, Class A1 (B)(J)	3.763	04-25-48	2,207,718	2,206,152
BBCMS Mortgage Trust
Series 2018, Class TALL A (1 month LIBOR + 0.722%) (A)(B)	3.231	03-15-37	3,700,000	3,635,076
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	3.480	03-15-37	2,225,000	2,198,713
BBCMS Trust
Series 2018, Class RRI (1 month LIBOR + 0.700%) (A)(B)	3.209	02-15-33	2,356,976	2,327,412
Series 2018-BXH, Class A (1 month LIBOR + 1.000%) (A)(B)	3.509	10-15-37	2,400,000	2,355,420
BX Trust Series 2017-SLCT, Class A (1 month LIBOR + 0.920%) (A)(B)	3.429	07-15-34	876,341	870,844
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (1 month LIBOR + 1.854%) (A)(B)	4.363	11-15-31	1,216,964	1,217,088
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	33

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A (1 month LIBOR + 1.100%) (A)(B)	3.609	07-15-30	2,849,396	$2,847,798
CHT Mortgage Trust Series 2017-CSMO, Class A (1 month LIBOR + 0.930%) (A)(B)	3.439	11-15-36	4,900,000	4,878,484
Citigroup Commercial Mortgage Trust (Citigroup/Drexel Hamilton) Series 2018-TBR, Class A (1 month LIBOR + 0.830%) (A)(B)	3.339	12-15-36	3,575,000	3,539,134
Citigroup Mortgage Loan Trust Series 2013-2, Class 5A1 (1 month LIBOR + 0.140%) (A)(B)	2.455	07-25-36	1,636,093	1,589,469
COLT Mortgage Loan Trust Series 2018-1, Class A1 (B)(J)	2.930	02-25-48	1,095,511	1,084,449
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (1 month LIBOR + 0.250%) (A)	2.815	02-25-36	913,022	856,249
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%) (A)	2.995	02-25-35	2,286,075	2,240,519
DBGS Mortgage Trust Series 2018-5BP, Class A (1 month LIBOR + 0.645%) (A)(B)	3.154	06-15-33	4,000,000	3,923,185
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1 (B)(J)	2.976	12-25-57	1,991,748	1,973,911
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (1 month LIBOR + 0.300%) (A)(B)	2.802	11-26-35	2,411,146	2,327,842
GS Mortgage Securities Corp. Trust Series 2018-FBLU, Class A (1 month LIBOR + 0.950%) (A)(B)	3.410	11-15-35	2,600,000	2,595,157
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (1 month LIBOR + 0.200%) (A)	2.706	05-19-47	2,057,437	1,952,945
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (A)(B)	3.279	12-15-34	2,675,000	2,648,142
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (1 month LIBOR + 1.580%) (A)(B)	4.343	08-05-34	6,250,000	6,259,131
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (J)	3.382	01-25-36	529,522	479,754
JPMBB Commercial Mortgage Securities Trust Series 2015-C29, Class A2	2.921	05-15-48	1,945,915	1,940,284
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AMS	5.337	05-15-47	4,635,000	4,275,788
Series 2007-LDPX, Class AM (J)	5.464	01-15-49	783,733	784,135
Series 2017-MAUI, Class A (1 month LIBOR + 0.830%) (A)(B)	3.341	07-15-34	1,150,000	1,139,394
LSTAR Securities Investment, Ltd.
Series 2017-5R, Class A (1 month LIBOR + 2.500%) (A)(B)	4.879	05-06-22	1,957,611	1,947,822
34	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-6, Class A (1 month LIBOR + 1.750%) (A)(B)	4.270	09-01-22	2,621,688	$2,620,869
Series 2017-9, Class A (1 month LIBOR + 1.550%) (A)(B)	4.070	12-01-22	2,264,951	2,264,243
MSCG Trust Series 2018-SELF, Class A (1 month LIBOR + 0.900%) (A)(B)	3.409	10-15-37	1,775,000	1,761,652
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (B)(J)	3.834	01-15-32	4,250,000	4,317,444
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (1 month LIBOR + 0.150%) (A)(B)	2.656	08-26-36	592,346	592,350
Series 2012-6, Class 4A1 (1 month LIBOR + 0.330%) (A)(B)	2.836	01-26-36	1,234,783	1,216,404
Series 2012-6, Class 6A1 (1 month LIBOR + 0.340%) (A)(B)	2.846	11-26-35	3,180,837	3,174,252
Series 2012-6, Class 8A1 (1 month LIBOR + 0.500%) (A)(B)	3.006	04-26-35	864,488	858,526
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A (1 month LIBOR + 1.350%) (A)(B)	3.859	06-15-29	2,700,000	2,702,505
WaMu Mortgage Pass Through Certificates Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (A)	2.970	04-25-45	1,757,198	1,759,340
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class A1A (1 month LIBOR + 0.640%) (A)	3.150	01-25-45	750,269	767,696
Series 2005-AR11, Class A1 (1 month LIBOR + 0.320%) (A)	2.830	08-25-45	1,929,551	1,917,623
Series 2005-AR19, Class A1A1 (1 month LIBOR + 0.270%) (A)	3.046	12-25-45	1,887,086	1,867,305
Series 2005-AR8, Class 1A (1 month LIBOR + 0.540%) (A)	3.050	07-25-45	1,502,046	1,504,101
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 (J)	4.424	04-25-35	631,482	635,825
U.S. Government Agency 0.2%				1,659,475
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000	09-25-45	275,764	269,785
Series 4013, Class DK	3.000	02-15-31	1,082,875	1,106,989

Government National Mortgage Association Series 2014-80, Class XA	3.000	06-20-40	281,791	282,701
Asset backed securities 9.6%				$84,496,394
(Cost $84,765,809)
Asset backed securities 9.6%				84,496,394
AmeriCredit Automobile Receivables Trust Series 2017-3, Class C	2.690	06-19-23	2,150,000	2,122,289
Chesapeake Funding II LLC Series 2016-1A, Class A2 (1 month LIBOR + 1.150%) (A)(B)	3.659	03-15-28	567,749	568,831
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	35

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Ford Credit Auto Owner Trust Series 2018-1, Class A (B)	3.190	07-15-31	2,400,000	$2,368,784
Hertz Fleet Lease Funding LP Series 2017-1, Class A1 (1 month LIBOR + 0.650%) (A)(B)	3.037	04-10-31	1,680,459	1,683,080
Hyundai Auto Lease Securitization Trust Series 2017-C, Class A3 (B)	2.120	02-16-21	2,615,000	2,599,760
Invitation Homes Trust
Series 2018-SFR1, Class A (1 month LIBOR + 0.700%) (A)(B)	3.208	03-17-37	2,968,035	2,914,207
Series 2018-SFR2, Class A (1 month LIBOR + 0.900%) (A)(B)	3.409	06-17-37	1,906,065	1,890,677
Series 2018-SFR3, Class A (1 month LIBOR + 1.000%) (A)(B)	3.508	07-17-37	3,229,442	3,218,144
Mill City Mortgage Loan Trust
Series 2016-1, Class A1 (B)(J)	2.500	04-25-57	1,286,155	1,261,510
Series 2017-1, Class A1 (B)(J)	2.750	11-25-58	37,172	36,565
New Residential Advance Receivables Trust Series 2017-T1, Class AT1 (B)	3.214	02-15-51	4,625,000	4,613,788
Oak Hill Advisors Residential Loan Trust Series 2017-NPL2, Class A1 (B)	3.000	07-25-57	1,082,219	1,059,738
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL5, Class A1 (B)(J)	3.327	12-30-32	4,149,268	4,091,139
Series 2018-NPL2, Class A1 (B)	3.700	03-27-33	2,004,080	1,977,667
RCO V Mortgage LLC Series 2018-1, Class A1 (B)	4.000	05-25-23	2,151,083	2,144,457
Santander Drive Auto Receivables Trust Series 2018-1, Class E (B)	4.370	05-15-25	1,775,000	1,761,563
SLC Student Loan Trust Series 2004-1, Class A6 (3 month LIBOR + 0.160%) (A)	2.776	05-15-23	2,001,307	2,000,463
SoFi Professional Loan Program LLC
Series 2015-C, Class A1 (1 month LIBOR + 1.050%) (A)(B)	3.560	08-27-35	856,275	861,810
Series 2016-C, Class A1 (1 month LIBOR + 1.100%) (A)(B)	3.610	10-27-36	1,061,695	1,075,639
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) (A)(B)	3.460	01-25-39	643,397	647,434
Springleaf Funding Trust Series 2016-AA, Class A (B)	2.900	11-15-29	3,492,739	3,477,234
TAL Advantage V LLC Series 2013-2A, Class A (B)	3.550	11-20-38	1,812,500	1,803,118
Towd Point Mortgage Trust
Series 2016-2, Class A1A (B)(J)	2.750	08-25-55	1,253,650	1,231,471
Series 2018-4, Class A1 (B)(J)	3.000	06-25-58	4,014,842	3,915,292
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A1 (1 month LIBOR + 0.850%) (A)(B)	3.359	12-15-20	3,550,000	3,567,044
Series 2018-1A, Class A1 (1 month LIBOR + 0.730%) (A)(B)	3.239	03-15-22	2,725,000	2,725,687
VOLT LXII LLC Series 2017-NPL9, Class A1 (B)	3.125	09-25-47	1,438,570	1,425,084
36	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
VOLT LXIV LLC Series 2017-NP11, Class A1 (B)	3.375	10-25-47	3,390,737	$3,379,307
VOLT LXIX LLC Series 2018-NPL5, Class A1A (B)	4.213	08-25-48	2,117,107	2,118,427
VOLT LXV LLC Series 2018-NPL1, Class A1 (B)	3.750	04-25-48	4,065,588	4,028,075
VOLT LXX LLC Series 2018-NPL6, Class A1A (B)	4.115	09-25-48	2,111,513	2,109,714
VOLT LXXII LLC Series 2018-NPL8, Class A1A (B)	4.213	10-26-48	3,853,569	3,837,525
VOLT LXXIII LLC Series 2018-NPL9, Class A1A (B)	4.458	10-25-48	1,200,000	1,197,785
VOLT LXXIV LLC Series 2018-NP10, Class A1A (B)	4.581	11-25-48	2,438,482	2,443,801
Westlake Automobile Receivables Trust Series 2018-1A, Class A2B (1 month LIBOR + 0.250%) (A)(B)	2.759	12-15-20	862,722	862,559
World Financial Network Credit Card Master Trust
Series 2017-C Class M	2.660	08-15-24	3,375,000	3,337,671
Series 2018-B Class M	3.810	07-15-25	4,100,000	4,139,055

	Shares	Value
Common stocks 0.1%		$634,074
(Cost $615,301)
Consumer discretionary 0.1%		322,988
Media 0.1%
Cumulus Media, Inc., Class A (D)	26,806	322,988
Energy 0.0%		172,255
Energy equipment and services 0.0%
Paragon Offshore PLC, Litigation Trust A (D)	2,695	2,358
Paragon Offshore PLC, Litigation Trust B (D)	1,348	46,843
Southcross Holdings Borrower LP (D)	246	123,000
Oil, gas and consumable fuels 0.0%
Euronav NV	7	54
Information technology 0.0%		138,831
Software 0.0%
Avaya Holdings Corp. (D)	8,210	138,831

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$16,813
(Cost $4,430)
Midstates Petroleum Company, Inc. (D)(K)	10.750	10-01-20	650,000	582
Texas Competitive Electric Holdings Company LLC (D)(K)	11.500	10-01-20	10,820,544	16,231

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	37

	Shares	Value
Warrants 0.0%		$100
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20; Strike Price: $14.04) (D)	4,896	98
Midstates Petroleum Company, Inc. (Expiration Date: 4-21-20; Strike Price $24.00) (D)	2,196	2

	Yield (%)	Shares	Value
Securities lending collateral 0.4%			$3,443,133
(Cost $3,441,742)
John Hancock Collateral Trust (L)	2.5450(M)	344,083	3,443,133

	Yield*(%)	Maturity date		Par value^	Value
Short-term investments 5.7%					$50,472,266
(Cost $50,466,091)
Foreign government 0.0%					465,187
Argentina Treasury Bill	(7.821)	06-28-19	ARS	5,400,000	154,286
Egypt Treasury Bill	16.540	08-06-19	EGP	6,000,000	310,901

	Yield (%)	Shares	Value
Money market funds 5.7%			50,007,079

State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.3189(M)	50,007,079	50,007,079

Total investments (Cost $884,384,013) 98.7%	$869,024,563
Other assets and liabilities, net 1.3%	11,145,367
Total net assets 100.0%	$880,169,930

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
38	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $274,015,853 or 31.1% of the fund's net assets as of 1-31-19.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing security.
(E)	Non-income producing - Issuer is in default.
(F)	All or a portion of this security is on loan as of 1-31-19.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(M)	The rate shown is the annualized seven-day yield as of 1-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	39

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Mar 2019	$35,852,050	$36,095,781	$243,731
5-Year U.S. Treasury Note Futures	481	Long	Mar 2019	54,249,604	55,247,359	997,755
10-Year U.S. Treasury Note Futures	376	Short	Mar 2019	(44,763,138)	(46,048,250)	(1,285,112)
Ultra U.S. Treasury Bond Futures	372	Short	Mar 2019	(56,560,028)	(59,938,501)	(3,378,473)
						$(3,422,099)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	13,909,466	USD	337,690	JPMorgan Chase Bank N.A.	2/13/2019	$31,618	—
ARS	6,797,697	USD	162,678	Citibank N.A.	2/22/2019	16,128	—
ARS	30,271,211	USD	722,808	JPMorgan Chase Bank N.A.	2/22/2019	73,443	—
ARS	1,090,000	USD	26,898	Citibank N.A.	3/27/2019	790	—
ARS	10,971,078	USD	272,536	JPMorgan Chase Bank N.A.	3/27/2019	6,150	—
BRL	4,331,000	USD	1,128,873	Goldman Sachs International	2/4/2019	58,613	—
BRL	2,810,000	USD	743,697	JPMorgan Chase Bank N.A.	2/4/2019	26,757	—
BRL	2,941,000	USD	789,276	Goldman Sachs International	3/6/2019	15,805	—
BRL	2,810,000	USD	754,484	JPMorgan Chase Bank N.A.	3/6/2019	14,736	—
CAD	5,860,000	USD	4,304,542	Citibank N.A.	2/4/2019	155,599	—
CLP	462,262,169	USD	676,752	Citibank N.A.	2/22/2019	28,183	—
CLP	387,877,675	USD	568,152	Goldman Sachs International	2/22/2019	23,348	—
CZK	4,619,452	USD	205,413	Citibank N.A.	3/8/2019	40	—
CZK	17,483,720	USD	777,296	Goldman Sachs International	3/8/2019	304	—
CZK	11,836,828	USD	526,233	JPMorgan Chase Bank N.A.	3/8/2019	218	—
EUR	7,420,000	JPY	926,878,723	Citibank N.A.	2/12/2019	—	$(15,966)
EUR	1,900,000	JPY	237,624,830	JPMorgan Chase Bank N.A.	2/28/2019	—	(6,470)
EUR	1,890,000	USD	2,154,196	JPMorgan Chase Bank N.A.	2/4/2019	9,098	—
EUR	3,930,000	USD	4,499,025	Goldman Sachs International	2/19/2019	4,921	—
EUR	1,900,000	USD	2,173,210	Citibank N.A.	2/28/2019	5,923	—
EUR	1,910,000	USD	2,172,088	JPMorgan Chase Bank N.A.	2/28/2019	18,514	—
EUR	1,890,000	USD	2,177,268	Citibank N.A.	3/4/2019	—	(8,872)
EUR	546,905	USD	628,325	JPMorgan Chase Bank N.A.	3/11/2019	—	(468)
HUF	353,656,150	USD	1,266,087	Goldman Sachs International	2/22/2019	16,884	—
HUF	96,729,850	USD	346,181	JPMorgan Chase Bank N.A.	2/22/2019	4,730	—
IDR	4,233,780,000	USD	298,700	JPMorgan Chase Bank N.A.	3/29/2019	3,554	—
PLN	1,403,716	USD	372,347	Citibank N.A.	2/22/2019	4,959	—
PLN	1,177,284	USD	311,973	Goldman Sachs International	2/22/2019	4,469	—
SGD	12,290,000	USD	9,003,973	JPMorgan Chase Bank N.A.	2/7/2019	125,777	—
TRY	455,000	USD	84,777	JPMorgan Chase Bank N.A.	2/28/2019	1,959	—
USD	368,329	ARS	13,909,466	JPMorgan Chase Bank N.A.	2/13/2019	—	(980)
USD	143,603	ARS	5,500,000	JPMorgan Chase Bank N.A.	2/22/2019	—	(1,068)
40	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,152,312	BRL	4,331,000	Goldman Sachs International	2/4/2019	—	$(35,174)
USD	755,884	BRL	2,810,000	JPMorgan Chase Bank N.A.	2/4/2019	—	(14,570)
USD	2,134,403	CAD	2,850,000	Citibank N.A.	2/4/2019	—	(34,777)
USD	2,267,686	CAD	3,010,000	JPMorgan Chase Bank N.A.	2/4/2019	—	(23,273)
USD	201,528	CLP	135,708,239	Citibank N.A.	2/22/2019	—	(5,423)
USD	456,912	CLP	306,654,675	Goldman Sachs International	2/22/2019	—	(10,727)
USD	2,172,139	EUR	1,890,000	Citibank N.A.	2/4/2019	$8,846	—
USD	12,355,515	EUR	10,834,764	JPMorgan Chase Bank N.A.	3/11/2019	—	(82,993)
USD	330,073	MXN	6,323,481	Citibank N.A.	3/22/2019	1,646	—
USD	1,429,181	MXN	27,382,825	Goldman Sachs International	3/22/2019	6,983	—
USD	785,667	MXN	15,035,694	JPMorgan Chase Bank N.A.	3/22/2019	4,749	—
USD	210,737	PEN	704,367	Citibank N.A.	3/29/2019	—	(574)
USD	291,892	PEN	975,533	JPMorgan Chase Bank N.A.	3/29/2019	—	(769)
USD	316,316	PLN	1,188,700	Citibank N.A.	2/22/2019	—	(3,195)
USD	1,432,860	RUB	96,613,900	Goldman Sachs International	3/15/2019	—	(35,417)
USD	4,260,733	SGD	5,780,000	Citibank N.A.	2/7/2019	—	(32,998)
USD	2,392,443	SGD	3,255,000	Goldman Sachs International	2/7/2019	—	(25,567)
USD	2,403,640	SGD	3,255,000	JPMorgan Chase Bank N.A.	2/7/2019	—	(14,369)
USD	564,587	THB	18,481,741	JPMorgan Chase Bank N.A.	2/14/2019	—	(27,100)
USD	575,131	TRY	3,160,000	JPMorgan Chase Bank N.A.	2/28/2019	—	(27,260)
USD	353,317	ZAR	4,846,000	JPMorgan Chase Bank N.A.	2/7/2019	—	(11,917)
ZAR	3,162,777	USD	228,439	Goldman Sachs International	2/7/2019	9,934	—
ZAR	5,523,223	USD	398,875	JPMorgan Chase Bank N.A.	2/7/2019	17,400	—
						$702,078	$(419,927)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	3,515,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.315%	Quarterly	Quarterly	Apr 2023	$(6)	$2	$(4)
								$(6)	$2	$(4)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.30	27,050,000	USD	$ 27,050,000	1.000%	Quarterly	Dec 2023	$ 987,325	$(177,628)	$ 809,697
Centrally cleared	CDX.NA.HY.31	30,037,000	USD	30,037,000	5.000%	Quarterly	Dec 2023	(2,027,677)	31,051	(1,996,626)
Centrally cleared	iTraxx Europe Crossover Series 30	11,025,926	EUR	12,952,371	5.000%	Quarterly	Dec 2023	(1,337,808)	195,021	(1,142,787)
				$70,039,371				$(2,378,160)	$ 48,444	$(2,329,716)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	41

Currency swaps
Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date		Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment paid	Unrealized appreciation (depreciation)	Value
Goldman Sachs	Fixed rate equal to 8.670% based on the notional amount of currency received	Fixed rate equal to 3.750% based on the notional amount of currency delivered	Semi-Annual	Jan 2028	MXN	13,205,700	USD	670,000	$ (11,368)	$ (13,044)	$ (24,412)
									$(11,368)	$(13,044)	$(24,412)

Derivatives Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
JIBAR	Johannesburg Interbank Agreed Rate
At 1-31-19, the aggregate cost of investments for federal income tax purposes was $883,568,268. Net unrealized depreciation aggregated to $20,037,785, of which $9,010,111 related to gross unrealized appreciation and $29,047,896 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
42	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $880,942,271) including $3,274,993 of securities loaned	$865,581,430
Affiliated investments, at value (Cost $3,441,742)	3,443,133
Total investments, at value (Cost $884,384,013)	869,024,563
Receivable for centrally cleared swaps	2,525,941
Unrealized appreciation on forward foreign currency contracts	702,078
Foreign currency, at value (Cost $707,502)	722,833
Collateral held at broker for futures contracts	1,535,115
Interest receivable	7,379,012
Receivable for fund shares sold	2,282,296
Receivable for investments sold	11,305,404
Receivable for securities lending income	3,707
Other assets	92,285
Total assets	895,573,234
Liabilities
Unrealized depreciation on forward foreign currency contracts	419,927
Swap contracts, at value	24,412
Payable for futures variation margin	491,805
Due to custodian	768,208
Distributions payable	378
Payable for collateral on OTC derivatives	320,000
Payable for investments purchased	8,805,515
Payable for fund shares repurchased	882,178
Payable upon return of securities loaned	3,444,111
Payable to affiliates
Accounting and legal services fees	32,838
Transfer agent fees	10,874
Trustees' fees	2,610
Other liabilities and accrued expenses	200,448
Total liabilities	15,403,304
Net assets	$880,169,930
Net assets consist of
Paid-in capital	$983,176,105
Total distributable earnings (loss)	(103,006,175)
Net assets	$880,169,930

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	43

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($77,628,883 ÷ 8,273,859 shares)[1]	$9.38
Class C ($3,707,038 ÷ 395,147 shares)[1]	$9.38
Class I ($31,334,055 ÷ 3,344,381 shares)	$9.37
Class R2 ($48,344 ÷ 5,155 shares)	$9.38
Class R4 ($48,344 ÷ 5,155 shares)	$9.38
Class R6 ($7,347,591 ÷ 783,270 shares)	$9.38
Class NAV ($760,055,675 ÷ 80,974,355 shares)	$9.39
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$9.62

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
44	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  1-31-19 (unaudited)

Investment income
Interest	$23,512,736
Dividends	130,233
Securities lending	29,432
Less foreign taxes withheld	(43,680)
Total investment income	23,628,721
Expenses
Investment management fees	3,243,228
Distribution and service fees	120,063
Accounting and legal services fees	78,463
Transfer agent fees	62,209
Trustees' fees	8,089
Custodian fees	78,333
State registration fees	66,668
Printing and postage	14,552
Professional fees	59,933
Other	19,239
Total expenses	3,750,777
Less expense reductions	(35,887)
Net expenses	3,714,890
Net investment income	19,913,831
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(12,685,939)
Affiliated investments	(12)
Futures contracts	3,172,643
Forward foreign currency contracts	1,162,874
Swap contracts	(2,082,098)
(10,432,532)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	265,081
Affiliated investments	604
Futures contracts	(4,102,366)
Forward foreign currency contracts	(836,519)
Swap contracts	1,427,815
(3,245,385)
Net realized and unrealized loss	(13,677,917)
Increase in net assets from operations	$6,235,914

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	45

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-19 (unaudited)	Year ended 7-31-18
Increase (decrease) in net assets
From operations
Net investment income	$19,913,831	$37,275,344
Net realized loss	(10,432,532)	(1,739,694)
Change in net unrealized appreciation (depreciation)	(3,245,385)	(22,554,803)
Increase in net assets resulting from operations	6,235,914	12,980,847
Distributions to shareholders
From net investment income and net realized gain
Class A	(1,324,469)	—
Class C	(47,401)	—
Class I	(686,486)	—
Class R2	(978)	—
Class R4	(1,002)	—
Class R6	(144,932)	—
Class NAV	(17,265,106)	—
From net investment income
Class A	—	(1,516,158)
Class C	—	(83,341)
Class I	—	(1,219,123)
Class R2	—	(2,331)
Class R4	—	(2,399)
Class R6	—	(178,627)
Class NAV	—	(33,452,222)
Total distributions	(19,470,374)	(36,454,201)
From fund share transactions	(64,777,078)	(249,541,491)
Total decrease	(78,011,538)	(273,014,845)
Net assets
Beginning of period	958,181,468	1,231,196,313
End of period[1]	$880,169,930	$958,181,468

[1]	Net assets - End of year includes undistributed net investment income of $2,841,026 at July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
46	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$9.51	$9.74	$9.57	$9.73	$10.25	$10.32
Net investment income[2]	0.18	0.32	0.29	0.29	0.31	0.30
Net realized and unrealized gain (loss) on investments	(0.13)	(0.23)	0.17	(0.11)	(0.52)	0.08
Total from investment operations	0.05	0.09	0.46	0.18	(0.21)	0.38
Less distributions
From net investment income	(0.18)	(0.32)	(0.29)	(0.34)	(0.31)	(0.32)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions	(0.18)	(0.32)	(0.29)	(0.34)	(0.31)	(0.45)
Net asset value, end of period	$9.38	$9.51	$9.74	$9.57	$9.73	$10.25
Total return (%)[3,4]	0.58 [5]	0.91	4.85	1.93	(2.03)	3.76
Ratios and supplemental data
Net assets, end of period (in millions)	$78	$60	$37	$27	$27	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19 [6]	1.18	1.17	1.17	1.21	1.47
Expenses including reductions	1.18 [6]	1.17	1.16	1.17	1.20	1.21
Net investment income	3.85 [6]	3.30	2.99	3.10	3.10	2.93
Portfolio turnover (%)	26	68	77	52	61	65

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	47

CLASS C SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$9.51	$9.74	$9.57	$9.73	$10.25	$10.29
Net investment income (loss)[3]	0.16	0.26	0.24	0.23	0.23	— [4]
Net realized and unrealized gain (loss) on investments	(0.14)	(0.24)	0.15	(0.12)	(0.52)	(0.02)
Total from investment operations	0.02	0.02	0.39	0.11	(0.29)	(0.02)
Less distributions
From net investment income	(0.15)	(0.25)	(0.22)	(0.27)	(0.23)	(0.02)
Net asset value, end of period	$9.38	$9.51	$9.74	$9.57	$9.73	$10.25
Total return (%)[5,6]	0.23 [7]	0.24	4.15	1.23	(2.82)	(0.18) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$3	$3	$3	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89 [8]	1.88	1.87	1.88	2.27	7.95 [8]
Expenses including reductions	1.88 [8]	1.87	1.86	1.87	2.00	2.00 [8]
Net investment income (loss)	3.30 [8]	2.72	2.44	2.47	2.36	(0.52) [8]
Portfolio turnover (%)	26	68	77	52	61	65 [9]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class C shares is 6-27-14.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 8-1-13 to 7-31-14.
48	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$9.49	$9.73	$9.56	$9.72	$10.24	$10.32
Net investment income[2]	0.20	0.36	0.33	0.33	0.34	0.32
Net realized and unrealized gain (loss) on investments	(0.12)	(0.25)	0.16	(0.12)	(0.51)	0.08
Total from investment operations	0.08	0.11	0.49	0.21	(0.17)	0.40
Less distributions
From net investment income	(0.20)	(0.35)	(0.32)	(0.37)	(0.35)	(0.35)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions	(0.20)	(0.35)	(0.32)	(0.37)	(0.35)	(0.48)
Net asset value, end of period	$9.37	$9.49	$9.73	$9.56	$9.72	$10.24
Total return (%)[3]	0.83 [4]	1.13	5.21	2.25	(1.71)	3.98
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$37	$33	$23	$26	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91 [5]	0.88	0.86	0.86	0.88	1.46
Expenses including reductions	0.90 [5]	0.87	0.85	0.85	0.87	0.90
Net investment income	4.23 [5]	3.70	3.44	3.49	3.46	3.23
Portfolio turnover (%)	26	68	77	52	61	65

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	49

CLASS R2 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.50	$9.74	$9.57	$9.73	$9.93
Net investment income[3]	0.19	0.34	0.31	0.32	0.11
Net realized and unrealized gain (loss) on investments	(0.12)	(0.24)	0.17	(0.13)	(0.20)
Total from investment operations	0.07	0.10	0.48	0.19	(0.09)
Less distributions
From net investment income	(0.19)	(0.34)	(0.31)	(0.35)	(0.11)
Net asset value, end of period	$9.38	$9.50	$9.74	$9.57	$9.73
Total return (%)[4]	0.76 [5]	0.99	5.05	2.12	(0.87) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04 [7]	1.03	1.02	1.02	1.01 [7]
Expenses including reductions	1.03 [7]	1.02	1.01	1.01	1.00 [7]
Net investment income	4.12 [7]	3.53	3.23	3.34	3.09 [7]
Portfolio turnover (%)	26	68	77	52	61 [8]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
50	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.50	$9.74	$9.57	$9.73	$9.93
Net investment income[3]	0.20	0.35	0.32	0.33	0.11
Net realized and unrealized gain (loss) on investments	(0.13)	(0.24)	0.17	(0.13)	(0.19)
Total from investment operations	0.07	0.11	0.49	0.20	(0.08)
Less distributions
From net investment income	(0.19)	(0.35)	(0.32)	(0.36)	(0.12)
Net asset value, end of period	$9.38	$9.50	$9.74	$9.57	$9.73
Total return (%)[4]	0.81 [5]	1.09	5.15	2.22	(0.84) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04 [7]	1.03	1.02	1.02	1.01 [7]
Expenses including reductions	0.93 [7]	0.92	0.91	0.91	0.90 [7]
Net investment income	4.22 [7]	3.63	3.33	3.44	3.19 [7]
Portfolio turnover (%)	26	68	77	52	61 [8]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	51

CLASS R6 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.50	$9.74	$9.57	$9.73	$9.93
Net investment income[3]	0.21	0.37	0.34	0.34	0.11
Net realized and unrealized gain (loss) on investments	(0.13)	(0.25)	0.16	(0.12)	(0.19)
Total from investment operations	0.08	0.12	0.50	0.22	(0.08)
Less distributions
From net investment income	(0.20)	(0.36)	(0.33)	(0.38)	(0.12)
Net asset value, end of period	$9.38	$9.50	$9.74	$9.57	$9.73
Total return (%)[4]	0.89 [5]	1.24	5.33	2.40	(0.78) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$6	$2	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79 [7]	0.78	0.77	0.77	0.74 [7]
Expenses including reductions	0.78 [7]	0.77	0.74	0.74	0.73 [7]
Net investment income	4.38 [7]	3.85	3.56	3.61	3.31 [7]
Portfolio turnover (%)	26	68	77	52	61 [8]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
52	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$9.51	$9.75	$9.57	$9.74	$10.25	$10.32
Net investment income[2]	0.21	0.37	0.34	0.34	0.36	0.37
Net realized and unrealized gain (loss) on investments	(0.13)	(0.25)	0.17	(0.13)	(0.51)	0.06
Total from investment operations	0.08	0.12	0.51	0.21	(0.15)	0.43
Less distributions
From net investment income	(0.20)	(0.36)	(0.33)	(0.38)	(0.36)	(0.37)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions	(0.20)	(0.36)	(0.33)	(0.38)	(0.36)	(0.50)
Net asset value, end of period	$9.39	$9.51	$9.75	$9.57	$9.74	$10.25
Total return (%)[3]	0.90 [4]	1.25	5.43	2.27	(1.46)	4.26
Ratios and supplemental data
Net assets, end of period (in millions)	$760	$853	$1,156	$1,326	$1,402	$1,469
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78 [5]	0.77	0.75	0.75	0.74	0.75
Expenses including reductions	0.77 [5]	0.76	0.74	0.74	0.73	0.75
Net investment income	4.38 [5]	3.81	3.55	3.61	3.63	3.59
Portfolio turnover (%)	26	68	77	52	61	65

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	53

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Short Duration Credit Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return, which consists of income on its investments and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       54

fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$7,405,019	—	$7,405,019	—
Foreign government obligations	135,594,356	—	135,594,356	—
Corporate bonds	311,759,259	—	311,759,259	—
Term loans	179,004,925	—	179,004,925	—
Collateralized mortgage obligations	96,198,224	—	96,198,224	—
Asset backed securities	84,496,394	—	84,496,394	—
Common stocks	634,074	$461,873	172,201	—
Escrow certificates	16,813	—	—	$16,813
Warrants	100	98	2	—
Securities lending collateral	3,443,133	3,443,133	—	—
Short-term investments	50,472,266	50,007,079	465,187	—
Total investments in securities	$869,024,563	$53,912,183	$815,095,567	$16,813
Derivatives:
Assets
Futures	$1,241,486	$1,241,486	—	—
Forward foreign currency contracts	702,078	—	$702,078	—
Swap contracts	809,697	—	809,697	—
Liabilities
Futures	(4,663,585)	(4,663,585)	—	—
Forward foreign currency contracts	(419,927)	—	(419,927)	—
Swap contracts	(3,163,829)	—	(3,163,829)	—

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       55

individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. Failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of January 31, 2019, the fund loaned securities valued at $3,274,993 and received $3,444,111 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       56

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2019 were $1,614.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of July 31, 2018, the fund has a short-term capital loss carryforward of $25,262,909 and a long-term capital loss carryforward of $50,127,625 available to offset future net realized capital gains. These carryforwards do not expire.

As of July 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       57

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, wash sale loss deferrals and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain swaps are typically traded through the OTC market. Certain forwards and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities as Collateral segregated at custodian for OTC derivative contracts. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts and Receivable for centrally-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and centrally-cleared transactions, if any, are identified in the Fund's investments.

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Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2019, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with notional values ranging from $127.5 million to $197.3 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $86.2 million to $147.7 million, as measured at each quarter end.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted

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against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended January 31, 2019, the fund used interest rate swap contracts to manage against anticipated interest rate changes. The fund held interest rate swaps with total USD notional amounts ranging from $238,000 to $267,000, as measured at each quarter end.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the six months ended January 31, 2019, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts ranging from $58.3 milllion to $87.0 milllion, as measured at each quarter end.

Currency Swaps. A currency swap is an agreement between a fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

During the six months ended January 31, 2019, the fund used currency swaps to manage against anticipated currency exchange rates. The fund held currency swaps with total USD notional amounts ranging up to $670,000, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures	Futures†	$1,241,486	($4,663,585)
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	702,078	(419,927)
Credit	Swap contracts, at value	Credit default swaps^	809,697	(3,139,413)
Foreign currency	Swap contracts, at value	Currency swaps^	—	(24,412)
Interest rate	Swap contracts, at value	Interest rate swaps^	—	(4)
			$2,753,261	($8,247,341)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
^ Reflects cumulative value of swap contracts. Receivable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

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Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Credit	—	—	($2,083,195)	($2,083,195)
Foreign currency	—	$1,162,874	693	1,163,567
Interest rate	$3,172,643	—	404	3,173,047
Total	$3,172,643	$1,162,874	($2,082,098)	$2,253,419

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Credit	—	—	$1,483,965	$1,483,965
Foreign currency	—	($836,519)	(58,818)	(895,337)
Interest rate	($4,102,366)	—	2,668	(4,099,698)
Total	($4,102,366)	($836,519)	$1,427,815	($3,511,070)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.740% of the first $250 million of the fund's aggregate daily net assets, b) 0.700% of the next $500 million of the fund's aggregate daily net assets and c) 0.675% of the fund's aggregate daily net assets in excess of $750 million. Aggregate net assets include the net assets of the fund and Short Duration Opportunities Fund, a sub-fund of John HancockWorldwide Investors, PLC. The fund has a subadvisory agreement with Stone Harbor Investment Partners LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2019 this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires

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on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended January 31, 2019:

Class	Expense reduction	Class	Expense reduction
Class A	$2,644	Class R4	$2
Class C	115	Class R6	263
Class I	1,294	Class NAV	31,543
Class R2	2	Total	$35,863

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2019 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $24 for Class R4 shares for the six months ended January 31, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $33,276 for the six months ended January 31, 2019. Of this amount, $6,147 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $27,089 was paid as sales commissions to broker-dealers and $40 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through December 31, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2019, CDSCs received by the Distributor amounted to $17,434 and $5 for Class A and Class C shares, respectively.

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Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$105,123	$38,351
Class C	14,819	1,623
Class I	—	21,789
Class R2	60	3
Class R4	61	3
Class R6	—	440
Total	$120,063	$62,209

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the funds based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2019 and for the year ended July 31, 2018 were as follows:

		Six months ended 1-31-19		Year ended 7-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	14,908,273	$139,236,388	19,831,798	$191,178,440
Distributions reinvested	142,125	1,323,416	157,070	1,512,531
Repurchased	(13,078,506)	(122,152,295)	(17,515,859)	(168,888,558)
Net increase	1,971,892	$18,407,509	2,473,009	$23,802,413
Class C shares
Sold	208,691	$1,930,441	120,685	$1,165,086
Distributions reinvested	5,066	47,199	8,610	83,028
Repurchased	(121,185)	(1,129,784)	(157,948)	(1,519,087)
Net increase (decrease)	92,572	$847,856	(28,653)	$(270,973)
Class I shares
Sold	1,162,852	$10,831,794	2,831,553	$27,316,995
Distributions reinvested	73,743	686,416	126,145	1,214,012
Repurchased	(1,740,503)	(16,191,271)	(2,457,164)	(23,718,030)
Net increase (decrease)	(503,908)	$(4,673,061)	500,534	$4,812,977
Class R2 shares
Repurchased	—	—	(4,915)	(47,676)
Net decrease	—	—	(4,915)	$(47,676)

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		Six months ended 1-31-19		Year ended 7-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Repurchased	—	—	(4,915)	(47,676)
Net decrease	—	—	(4,915)	$(47,676)
Class R6 shares
Sold	224,058	$2,091,457	642,720	$6,232,112
Distributions reinvested	15,562	144,928	18,522	178,188
Repurchased	(112,016)	(1,044,516)	(182,873)	(1,769,214)
Net increase	127,604	$1,191,869	478,369	$4,641,086
Class NAV shares
Sold	2,050,893	$19,132,868	8,003,156	$76,241,555
Distributions reinvested	1,851,292	17,265,106	3,465,576	33,452,222
Repurchased	(12,569,636)	(116,949,225)	(40,437,426)	(392,125,419)
Net decrease	(8,667,451)	$(80,551,251)	(28,968,694)	$(282,431,642)
Total net decrease	(6,979,291)	$(64,777,078)	(25,555,265)	$(249,541,491)

Affiliates of the fund owned 100% of shares of Class R2, Class R4 and Class NAV, respectively, on January 31, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $228,106,021 and $308,609,291, respectively, for the six months ended January 31, 2019.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2019, funds within the John Hancock group of funds complex held 86.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	31.6%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	12.5%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	11.4%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	11.3%
John Hancock Funds II Alternative Asset Allocation Fund	8.9%

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Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	756,689	1,291,911	(1,704,517)	344,083	—	—	($12)	$604	$3,443,133
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the ASU to have an impact on the fund's net assets or total return. Depending upon holdings of the fund, the shortening of the premium amortization period could decrease interest income with a corresponding offset to unrealized gain (loss).

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Stone Harbor Investment Partners LP

Portfolio Manager

The Investment Management Team at Stone Harbor Investment Partners LP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. Effective April 30, 2019, all of the fund's holdings as of the end of the third month of every fiscal quarter will be filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-Q is available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       66

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

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Disciplined Value

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Financial Industries

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Fundamental Large Cap Core

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New Opportunities

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U.S. Global Leaders Growth

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Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

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Emerging Markets

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Greater China Opportunities

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INCOME FUNDS

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Income

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ALTERNATIVE AND SPECIALTY FUNDS

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Alternative Asset Allocation

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Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

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Multi-Index Preservation Portfolios

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Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

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CLOSED-END FUNDS

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Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

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John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF733327	350SA 1/19 3/19

John Hancock

Absolute Return Currency Fund

Semiannual report 1/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, Class R6, and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

It's been a challenging period for fixed-income investors, as short-term yields rose higher. A solid and stable economy led the U.S. Federal Reserve to continue normalizing monetary policy; however, concerns about the strength of the broader global economy and the durability of the now decade-old bull market convinced investors to dial back risk exposures. Against this backdrop, both interest-rate-sensitive and credit-sensitive securities posted declines.

Diversification in a fixed-income portfolio remains a time-tested strategy, but periods such as the last half of 2018—when a number of typically uncorrelated markets moved in the same direction—do sometimes occur. They also tend to be relatively short-lived, and eventually fundamentals—including credit risk, the direction of interest rates, and foreign exchange rates—reassert themselves to drive performance.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Absolute Return Currency Fund

2	Your fund at a glance
3	Portfolio Summary
4	A look at performance
6	Your expenses
8	Fund's investments
13	Financial statements
16	Financial highlights
23	Notes to financial statements
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to achieve absolute return from investments in currency markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/19 (%)

The FTSE 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       2

Portfolio summary

CURRENCY ALLOCATION AS OF 1/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JANUARY 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-4.20	-1.10	-0.35	0.55	-5.40	-2.90
Class C2	-2.97	-1.17	-0.38	2.26	-5.73	-3.21
Class I3	-1.00	-0.20	0.38	3.80	-0.98	3.27
Class R2[2,3]	-1.24	-0.43	0.06	3.67	-2.14	0.48
Class R4[2,3]	-1.03	-0.33	0.12	3.75	-1.62	1.02
Class R6[2,3]	-0.98	-0.09	0.40	3.77	-0.44	3.44
Class NAV[3]	-0.99	-0.09	0.52	3.75	-0.45	4.52
Index†	1.92	0.61	0.38	1.10	3.11	3.32

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until November 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.34	2.04	1.05	1.45	1.30	0.95	0.93
Net (%)	1.33	2.03	1.04	1.44	1.19	0.94	0.92

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the FTSE 1-Month U.S. Treasury Bill Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Absolute Return Currency Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Citigroup 1-Month U.S. Treasury Bill Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	8-2-10	9,679	9,679	10,332
Class I3	8-2-10	10,327	10,327	10,332
Class R2[2,3]	8-2-10	10,048	10,048	10,332
Class R4[2,3]	8-2-10	10,102	10,102	10,332
Class R6[2,3]	8-2-10	10,344	10,344	10,332
Class NAV[3]	8-2-10	10,452	10,452	10,332

The FTSE 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligators of the U.S. Treasury with maturities of one month.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 8-2-10.
2	Class C shares were first offered on 8-28-14; Class R2 and Class R4 shares were first offered on 3-27-15; Class R6 shares were first offered on 11-1-11. Returns prior to these dates are those of Class A shares (first offered on 8-2-10) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
6	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2018	Ending value on 1-31-2019	Expenses paid during period ended 1-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,037.10	$ 6.88	1.34%
	Hypothetical example	1,000.00	1,018.50	6.82	1.34%
Class C	Actual expenses/actual returns	1,000.00	1,032.60	10.45	2.04%
	Hypothetical example	1,000.00	1,014.90	10.36	2.04%
Class I	Actual expenses/actual returns	1,000.00	1,038.00	5.45	1.06%
	Hypothetical example	1,000.00	1,019.90	5.40	1.06%
Class R2	Actual expenses/actual returns	1,000.00	1,036.70	6.67	1.30%
	Hypothetical example	1,000.00	1,018.70	6.61	1.30%
Class R4	Actual expenses/actual returns	1,000.00	1,037.50	5.60	1.09%
	Hypothetical example	1,000.00	1,019.70	5.55	1.09%
Class R6	Actual expenses/actual returns	1,000.00	1,037.70	4.83	0.94%
	Hypothetical example	1,000.00	1,020.50	4.79	0.94%
Class NAV	Actual expenses/actual returns	1,000.00	1,037.50	4.78	0.93%
	Hypothetical example	1,000.00	1,020.50	4.74	0.93%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	7

Fund’s investments
AS OF 1-31-19 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 101.0%				$1,268,168,872
(Cost $1,268,191,360)
U.S. Government 94.8%				1,190,976,620
U.S. Treasury Bill	2.236	02-28-19	507,500,000	506,600,771
U.S. Treasury Bill	2.345	03-28-19	300,000,000	298,912,032
U.S. Treasury Bill	2.365	05-23-19	233,000,000	231,299,149
U.S. Treasury Bill (A)	2.406	04-25-19	155,000,000	154,164,668

	Yield (%)	Shares	Value
Money market funds 6.2%			77,192,252

State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.3189(B)	77,192,252	77,192,252

Total investments (Cost $1,268,191,360) 101.0%	$1,268,168,872
Other assets and liabilities, net (1.0%)	(12,227,742)
Total net assets 100.0%	$1,255,941,130

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 1-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
8	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	61,177,359	USD	44,228,111	Barclays Bank PLC Wholesale	3/20/2019	$270,148	—
AUD	126,004,140	USD	91,008,394	Citibank N.A.	3/20/2019	642,585	—
AUD	242,571,283	USD	173,785,318	J. Aron & Company	3/20/2019	2,652,504	—
AUD	144,724,379	USD	103,683,257	Morgan Stanley Capital Services, Inc.	3/20/2019	1,584,166	—
AUD	661,003,650	USD	479,688,991	State Street Bank and Trust Company	3/20/2019	1,101,819	—
CAD	64,471,280	USD	48,322,190	Barclays Bank PLC Wholesale	3/20/2019	799,353	—
CAD	437,009,879	USD	327,017,798	Citibank N.A.	3/20/2019	5,945,955	—
CAD	9,429,516	USD	6,972,629	Deutsche Bank AG London	3/20/2019	211,847	—
CAD	215,063,398	USD	162,096,227	J. Aron & Company	3/20/2019	1,763,493	—
CAD	71,931,730	USD	53,746,781	Morgan Stanley Capital Services, Inc.	3/20/2019	1,058,980	—
CAD	409,265,147	USD	308,610,043	State Street Bank and Trust Company	3/20/2019	3,214,625	—
EUR	40,475,844	USD	46,219,846	Barclays Bank PLC Wholesale	3/20/2019	284,623	—
EUR	12,463,024	USD	14,294,209	Citibank N.A.	3/20/2019	25,106	—
EUR	1,108,220,649	USD	1,273,775,240	Deutsche Bank AG London	3/20/2019	—	$(492,009)
EUR	403,981,681	USD	463,664,156	J. Aron & Company	3/20/2019	488,089	—
EUR	158,952,312	USD	182,445,741	Morgan Stanley Capital Services, Inc.	3/20/2019	181,530	—
GBP	38,289,835	USD	48,956,785	Barclays Bank PLC Wholesale	3/20/2019	1,378,377	—
GBP	7,442,065	USD	9,758,162	Citibank N.A.	3/20/2019	25,049	—
GBP	297,629,829	USD	380,594,424	Deutsche Bank AG London	3/20/2019	10,664,662	—
GBP	142,741,021	USD	181,847,070	J. Aron & Company	3/20/2019	5,797,838	—
GBP	37,537,173	USD	47,843,852	Morgan Stanley Capital Services, Inc.	3/20/2019	1,501,875	—
GBP	216,720,609	USD	277,302,987	State Street Bank and Trust Company	3/20/2019	7,594,220	—
JPY	16,329,743,681	USD	146,802,808	Barclays Bank PLC Wholesale	3/20/2019	3,653,690	—
JPY	14,052,033,266	USD	126,673,724	Citibank N.A.	3/20/2019	2,796,754	—
JPY	35,397,046,848	USD	316,233,018	Deutsche Bank AG London	3/20/2019	9,902,887	—
JPY	9,684,347,642	USD	87,492,346	J. Aron & Company	3/20/2019	1,735,817	—
JPY	10,486,344,860	USD	93,859,603	Morgan Stanley Capital Services, Inc.	3/20/2019	2,757,881	—
JPY	1,616,177,425	USD	14,442,074	State Street Bank and Trust Company	3/20/2019	448,815	—
NOK	318,166,523	USD	37,410,097	Barclays Bank PLC Wholesale	3/20/2019	390,706	—
NOK	211,925,985	USD	24,753,428	Citibank N.A.	3/20/2019	425,124	—
NOK	2,249,841,292	USD	263,630,597	Deutsche Bank AG London	3/20/2019	3,669,081	—
NOK	803,590,429	USD	94,858,104	J. Aron & Company	3/20/2019	615,058	—
NOK	1,360,336,111	USD	157,352,095	Morgan Stanley Capital Services, Inc.	3/20/2019	4,267,042	—
NOK	109,537,052	USD	12,880,282	State Street Bank and Trust Company	3/20/2019	133,622	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NZD	188,837,114	USD	129,959,590	Barclays Bank PLC Wholesale	3/20/2019	$689,572	—
NZD	180,704,326	USD	124,327,837	Citibank N.A.	3/20/2019	694,562	—
NZD	428,801,340	USD	295,731,249	Deutsche Bank AG London	3/20/2019	939,964	—
NZD	136,382,497	USD	93,688,383	J. Aron & Company	3/20/2019	669,439	—
NZD	454,006,362	USD	313,632,665	Morgan Stanley Capital Services, Inc.	3/20/2019	476,937	—
NZD	468,840,145	USD	321,610,691	State Street Bank and Trust Company	3/20/2019	2,761,837	—
SEK	532,745,602	USD	59,258,521	Barclays Bank PLC Wholesale	3/20/2019	—	$(172,871)
SEK	1,152,384,107	USD	128,913,242	Citibank N.A.	3/20/2019	—	(1,104,843)
SEK	2,183,623,970	USD	244,331,887	Deutsche Bank AG London	3/20/2019	—	(2,150,930)
SEK	832,427,201	USD	92,835,468	J. Aron & Company	3/20/2019	—	(512,789)
SEK	598,398,411	USD	66,185,102	Morgan Stanley Capital Services, Inc.	3/20/2019	181,957	—
SEK	2,003,546,980	USD	223,700,706	State Street Bank and Trust Company	3/20/2019	—	(1,491,694)
SGD	736,616,901	USD	539,935,651	Citibank N.A.	3/20/2019	7,783,774	—
SGD	33,712,317	USD	24,723,998	J. Aron & Company	3/20/2019	343,158	—
SGD	119,429,534	USD	87,506,791	Morgan Stanley Capital Services, Inc.	3/20/2019	1,296,325	—
SGD	128,856,752	USD	94,782,970	State Street Bank and Trust Company	3/20/2019	1,029,854	—
USD	170,115,278	AUD	235,307,439	Barclays Bank PLC Wholesale	3/20/2019	—	(1,039,079)
USD	270,180,219	AUD	373,621,911	Citibank N.A.	3/20/2019	—	(1,579,220)
USD	368,037,122	AUD	508,725,769	Deutsche Bank AG London	3/20/2019	—	(1,992,113)
USD	94,692,848	AUD	132,072,210	J. Aron & Company	3/20/2019	—	(1,371,835)
USD	269,277,815	AUD	372,588,730	Morgan Stanley Capital Services, Inc.	3/20/2019	—	(1,730,124)
USD	25,828,750	AUD	35,968,421	State Street Bank and Trust Company	3/20/2019	—	(333,414)
USD	37,542,403	CAD	49,763,096	Barclays Bank PLC Wholesale	3/20/2019	—	(372,776)
USD	178,104,461	CAD	236,913,824	Citibank N.A.	3/20/2019	—	(2,403,396)
USD	421,885,927	CAD	563,662,860	Deutsche Bank AG London	3/20/2019	—	(7,576,450)
USD	149,033,298	CAD	198,281,926	J. Aron & Company	3/20/2019	—	(2,040,391)
USD	318,172,243	CAD	425,634,373	Morgan Stanley Capital Services, Inc.	3/20/2019	—	(6,124,360)
USD	154,863,973	CAD	206,267,202	State Street Bank and Trust Company	3/20/2019	—	(2,293,805)
USD	69,605,715	EUR	60,655,283	Barclays Bank PLC Wholesale	3/20/2019	—	(83,796)
USD	399,097,787	EUR	348,242,925	Citibank N.A.	3/20/2019	—	(1,013,760)
USD	92,543,857	EUR	80,476,414	Deutsche Bank AG London	3/20/2019	80,979	—
USD	127,141,671	EUR	110,288,832	J. Aron & Company	3/20/2019	426,005	—
USD	287,636,203	EUR	250,556,232	State Street Bank and Trust Company	3/20/2019	—	(238,825)
USD	212,943,369	GBP	166,605,407	Barclays Bank PLC Wholesale	3/20/2019	—	(6,073,251)
USD	449,793,129	GBP	350,100,232	Citibank N.A.	3/20/2019	—	(10,442,651)
USD	74,130,310	GBP	56,828,385	Deutsche Bank AG London	3/20/2019	—	(575,314)
10	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	397,911,099	GBP	308,117,604	J. Aron & Company	3/20/2019	—	$(7,135,032)
USD	49,491,759	GBP	38,571,457	Morgan Stanley Capital Services, Inc.	3/20/2019	—	(1,213,619)
USD	69,682,633	GBP	54,440,734	State Street Bank and Trust Company	3/20/2019	—	(1,884,224)
USD	87,156,930	JPY	9,707,653,150	Citibank N.A.	3/20/2019	—	(2,285,962)
USD	7,124,288	JPY	775,888,420	Deutsche Bank AG London	3/20/2019	—	(24,474)
USD	168,507,629	JPY	18,518,604,748	J. Aron & Company	3/20/2019	—	(2,116,262)
USD	170,631,850	JPY	19,007,626,568	Morgan Stanley Capital Services, Inc.	3/20/2019	—	(4,497,718)
USD	198,516,314	JPY	22,166,179,749	State Street Bank and Trust Company	3/20/2019	—	(5,715,047)
USD	58,675,826	NOK	499,363,374	Barclays Bank PLC Wholesale	3/20/2019	—	(652,656)
USD	61,436,326	NOK	530,460,636	Citibank N.A.	3/20/2019	—	(1,586,768)
USD	214,952,887	NOK	1,831,057,592	Deutsche Bank AG London	3/20/2019	—	(2,591,838)
USD	106,748,516	NOK	915,688,018	J. Aron & Company	3/20/2019	—	(2,042,764)
USD	586,987,754	NOK	4,959,813,804	Morgan Stanley Capital Services, Inc.	3/20/2019	—	(2,278,980)
USD	150,712,256	NOK	1,281,822,811	State Street Bank and Trust Company	3/20/2019	—	(1,578,852)
USD	27,000,986	NZD	39,912,678	Citibank N.A.	3/20/2019	—	(613,067)
USD	7,749,336	NZD	11,415,690	Deutsche Bank AG London	3/20/2019	—	(148,743)
USD	76,854,017	NZD	112,208,761	J. Aron & Company	3/20/2019	—	(778,924)
USD	40,176,906	NZD	58,787,100	Morgan Stanley Capital Services, Inc.	3/20/2019	—	(495,635)
USD	264,287,333	NZD	389,676,465	State Street Bank and Trust Company	3/20/2019	—	(5,314,879)
USD	66,807,987	SEK	599,447,292	Barclays Bank PLC Wholesale	3/20/2019	$324,600	—
USD	12,346,125	SEK	110,475,362	Citibank N.A.	3/20/2019	93,544	—
USD	17,746,612	SEK	157,901,034	Deutsche Bank AG London	3/20/2019	234,154	—
USD	75,391,611	SEK	680,334,543	J. Aron & Company	3/20/2019	—	(62,805)
USD	129,346,080	SEK	1,154,116,270	Morgan Stanley Capital Services, Inc.	3/20/2019	1,345,570	—
USD	504,908,631	SEK	4,526,000,969	State Street Bank and Trust Company	3/20/2019	2,939,767	—
USD	60,481,118	SGD	82,614,183	Barclays Bank PLC Wholesale	3/20/2019	—	(947,547)
USD	72,692,891	SGD	99,482,150	Citibank N.A.	3/20/2019	—	(1,278,133)
USD	59,923,897	SGD	81,811,100	Deutsche Bank AG London	3/20/2019	—	(907,627)
USD	114,434,531	SGD	156,290,883	J. Aron & Company	3/20/2019	—	(1,777,238)
USD	420,128,626	SGD	573,749,044	Morgan Stanley Capital Services, Inc.	3/20/2019	—	(6,488,651)
USD	287,835,913	SGD	393,685,601	State Street Bank and Trust Company	3/20/2019	—	(4,893,245)
						$100,295,319	$(112,520,386)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	11

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
At 1-31-19, the aggregate cost of investments for federal income tax purposes was $1,268,191,360. Net unrealized depreciation aggregated to $12,247,555, of which $31,522 related to gross unrealized appreciation and $12,279,077 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
12	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,268,191,360)	$1,268,168,872
Unrealized appreciation on forward foreign currency contracts	100,295,319
Interest receivable	158,413
Receivable for fund shares sold	959,188
Other assets	90,750
Total assets	1,369,672,542
Liabilities
Unrealized depreciation on forward foreign currency contracts	112,520,386
Payable for fund shares repurchased	850,095
Payable to affiliates
Accounting and legal services fees	45,592
Transfer agent fees	81,989
Distribution and service fees	16
Trustees' fees	4,191
Other liabilities and accrued expenses	229,143
Total liabilities	113,731,412
Net assets	$1,255,941,130
Net assets consist of
Paid-in capital	$1,407,359,634
Total distributable earnings (loss)	(151,418,504)
Net assets	$1,255,941,130

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($15,612,339 ÷ 1,759,261 shares)[1]	$8.87
Class C ($635,596 ÷ 71,727 shares)[1]	$8.86
Class I ($688,206,396 ÷ 75,238,316 shares)	$9.15
Class R2 ($86,920 ÷ 9,500 shares)	$9.15
Class R4 ($46,555 ÷ 5,071 shares)	$9.18
Class R6 ($4,020,680 ÷ 435,504 shares)	$9.23
Class NAV ($547,332,644 ÷ 59,083,936 shares)	$9.26
Maximum offering price per share
Class A (net asset value per share ÷ 97%)[2]	$9.14

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	13

STATEMENT OF OPERATIONS For the six months ended  1-31-19 (unaudited)

Investment income
Interest	$14,888,789
Expenses
Investment management fees	6,121,533
Distribution and service fees	28,618
Accounting and legal services fees	117,473
Transfer agent fees	486,926
Trustees' fees	12,563
Custodian fees	96,252
State registration fees	56,560
Printing and postage	35,991
Professional fees	58,565
Other	22,597
Total expenses	7,037,078
Less expense reductions	(54,596)
Net expenses	6,982,482
Net investment income	7,906,307
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	316,506
Forward foreign currency contracts	40,010,870
40,327,376
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	9,188
Forward foreign currency contracts	4,602,236
4,611,424
Net realized and unrealized gain	44,938,800
Increase in net assets from operations	$52,845,107

14	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-19 (unaudited)	Year ended 7-31-18
Increase (decrease) in net assets
From operations
Net investment income	$7,906,307	$7,435,861
Net realized gain (loss)	40,327,376	(183,777,455)
Change in net unrealized appreciation (depreciation)	4,611,424	6,194,269
Increase (decrease) in net assets resulting from operations	52,845,107	(170,147,325)
Distributions to shareholders
From net investment income and net realized gain
Class A	(51,210)	—
Class I	(4,347,079)	—
Class R2	(333)	—
Class R4	(275)	—
Class R6	(36,867)	—
Class NAV	(4,065,435)	—
Total distributions	(8,501,199)	—
From fund share transactions	(264,889,902)	229,182,945
Total increase (decrease)	(220,545,994)	59,035,620
Net assets
Beginning of period	1,476,487,124	1,417,451,504
End of period[1]	$1,255,941,130	$1,476,487,124

[1]	Net assets - End of year includes undistributed net investment income of $5,028,481 at July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	15

Financial highlights
CLASS A SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$8.59	$9.54	$9.11	$8.23	$9.63	$9.91
Net investment income (loss)[2]	0.04	0.01	(0.08)	(0.10)	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments	0.27	(0.96)	0.51	0.98	(0.98)	0.50
Total from investment operations	0.31	(0.95)	0.43	0.88	(1.10)	0.37
Less distributions
From net investment income	(0.03)	—	—	—	—	—
From net realized gain	—	—	—	—	(0.30)	(0.65)
Total distributions	(0.03)	—	—	—	(0.30)	(0.65)
Net asset value, end of period	$8.87	$8.59	$9.54	$9.11	$8.23	$9.63
Total return (%)[3,4]	3.71 [5]	(10.05)	4.83	10.56	(11.51)	4.13
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$17	$22	$21	$22	$48
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34 [6]	1.33	1.35	1.37	1.37	1.42
Expenses including reductions	1.34 [6]	1.32	1.34	1.36	1.35	1.42
Net investment income (loss)	0.80 [6]	0.06	(0.83)	(1.13)	(1.29)	(1.36)
Portfolio turnover (%)[7]	0	0	0	0	0	0

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
16	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$8.58	$9.60	$9.23	$8.40	$10.01
Net investment loss[3]	—	(0.06)	(0.15)	(0.16)	(0.18)
Net realized and unrealized gain (loss) on investments	0.28	(0.96)	0.52	0.99	(1.13)
Total from investment operations	0.28	(1.02)	0.37	0.83	(1.31)
Less distributions
From net realized gain	—	—	—	—	(0.30)
Net asset value, end of period	$8.86	$8.58	$9.60	$9.23	$8.40
Total return (%)[4,5]	3.26 [6]	(10.62)	4.01	9.88	(13.29) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.04 [8]	2.03	2.05	2.07	3.04 [8]
Expenses including reductions	2.04 [8]	2.02	2.04	2.06	2.25 [8]
Net investment income (loss)	0.11 [8]	(0.67)	(1.52)	(1.81)	(2.19) [8]
Portfolio turnover (%)[9]	0	0	0	0	0

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class C shares is 8-28-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	17

CLASS I SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$8.87	$9.82	$9.35	$8.42	$9.81	$10.05
Net investment income (loss)[2]	0.05	0.04	(0.05)	(0.07)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	0.29	(0.99)	0.52	1.00	(1.00)	0.51
Total from investment operations	0.34	(0.95)	0.47	0.93	(1.09)	0.41
Less distributions
From net investment income	(0.06)	—	—	—	—	—
From net realized gain	—	—	—	—	(0.30)	(0.65)
Total distributions	(0.06)	—	—	—	(0.30)	(0.65)
Net asset value, end of period	$9.15	$8.87	$9.82	$9.35	$8.42	$9.81
Total return (%)[3]	3.80 [4]	(9.77)	5.13	11.05	(11.29)	4.49
Ratios and supplemental data
Net assets, end of period (in millions)	$688	$720	$397	$210	$371	$392
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07 [5]	1.04	1.04	1.05	1.03	1.05
Expenses including reductions	1.06 [5]	1.03	1.03	1.04	1.02	1.05
Net investment income (loss)	1.08 [5]	0.42	(0.49)	(0.82)	(0.96)	(1.00)
Portfolio turnover (%)[6]	0	0	0	0	0	0

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
18	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$8.86	$9.83	$9.38	$8.46	$8.70
Net investment income (loss)[3]	0.04	0.01	(0.07)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	0.29	(0.98)	0.52	1.01	(0.21)
Total from investment operations	0.33	(0.97)	0.45	0.92	(0.24)
Less distributions
From net investment income	(0.04)	—	—	—	—
Net asset value, end of period	$9.15	$8.86	$9.83	$9.38	$8.46
Total return (%)[4]	3.67 [5]	(9.96)	4.90	10.87	(2.76) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31 [7]	1.27	1.20	1.23	1.18 [7]
Expenses including reductions	1.30 [7]	1.26	1.20	1.22	1.16 [7]
Net investment income (loss)	0.85 [7]	0.07	(0.68)	(0.98)	(1.08) [7]
Portfolio turnover (%)[8]	0	0	0	0	0

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	19

CLASS R4 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$8.90	$9.86	$9.39	$8.47	$8.70
Net investment income (loss)[3]	0.05	0.02	(0.06)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	0.28	(0.98)	0.53	1.00	(0.20)
Total from investment operations	0.33	(0.96)	0.47	0.92	(0.23)
Less distributions
From net investment income	(0.05)	—	—	—	—
Net asset value, end of period	$9.18	$8.90	$9.86	$9.39	$8.47
Total return (%)[4]	3.75 [5]	(9.83)	5.11	10.86	(2.64) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20 [7]	1.19	1.19	1.21	1.18 [7]
Expenses including reductions	1.09 [7]	1.08	1.09	1.10	1.06 [7]
Net investment income (loss)	1.06 [7]	0.21	(0.57)	(0.87)	(0.98) [7]
Portfolio turnover (%)[8]	0	0	0	0	0

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
20	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$8.96	$9.91	$9.42	$8.48	$9.86	$10.09
Net investment income (loss)[2]	0.05	0.05	(0.03)	(0.06)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	0.29	(1.00)	0.52	1.00	(1.00)	0.51
Total from investment operations	0.34	(0.95)	0.49	0.94	(1.08)	0.42
Less distributions
From net investment income	(0.07)	—	—	—	—	—
From net realized gain	—	—	—	—	(0.30)	(0.65)
Total distributions	(0.07)	—	—	—	(0.30)	(0.65)
Net asset value, end of period	$9.23	$8.96	$9.91	$9.42	$8.48	$9.86
Total return (%)[3]	3.77 [4]	(9.59)	5.20	11.08	(11.13)	4.58
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$119	$137	$38	$37	$81
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95 [5]	0.94	0.95	0.96	0.94	1.04
Expenses including reductions	0.94 [5]	0.92	0.92	0.93	0.90	0.99
Net investment income (loss)	1.05 [5]	0.48	(0.32)	(0.71)	(0.84)	(0.94)
Portfolio turnover (%)[6]	0	0	0	0	0	0

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	21

CLASS NAV SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$8.99	$9.94	$9.45	$8.50	$9.89	$10.11
Net investment income (loss)[2]	0.06	0.04	(0.04)	(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	0.28	(0.99)	0.53	1.01	(1.01)	0.51
Total from investment operations	0.34	(0.95)	0.49	0.95	(1.09)	0.43
Less distributions
From net investment income	(0.07)	—	—	—	—	—
From net realized gain	—	—	—	—	(0.30)	(0.65)
Total distributions	(0.07)	—	—	—	(0.30)	(0.65)
Net asset value, end of period	$9.26	$8.99	$9.94	$9.45	$8.50	$9.89
Total return (%)[3]	3.75 [4]	(9.56)	5.19	11.05	(11.10)	4.66
Ratios and supplemental data
Net assets, end of period (in millions)	$547	$620	$860	$779	$886	$1,363
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93 [5]	0.92	0.93	0.94	0.91	0.91
Expenses including reductions	0.93 [5]	0.92	0.92	0.93	0.90	0.91
Net investment income (loss)	1.21 [5]	0.47	(0.41)	(0.71)	(0.84)	(0.85)
Portfolio turnover (%)[6]	0	0	0	0	0	0

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
22	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Absolute Return Currency Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve absolute return from investments in currency markets.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       23

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2019, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds, which is categorized as Level 1.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2019 were $2,150.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

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Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of July 31, 2018, the fund has short-term capital loss carryforward of $103,382,443 and a long-term capital loss carryforward of $111,407,463 available to offset future net realized capital gains. These carryforwards do not expire.

As of July 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will be subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       25

posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2019, the fund used forward foreign currency contracts to manage and gain exposure to foreign currencies. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $17.7 billion to $24.3 billion, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$100,295,319	($112,520,386)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The fund's exposure to counterparties subject to an ISDA is comprised of forward foreign currency assets and liabilities amounting to $100,295,319 and ($112,520,386) respectively. The table below reflects the fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$100,295,319	($112,520,386)
Totals	$100,295,319	($112,520,386)

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
Barclays Bank PLC Wholesale	($1,550,907)	—	$1,550,907	—
Citibank N.A.	(3,875,347)	—	3,875,347	—
Deutsche Bank AG London	9,244,076	$5,413,627	—	$3,830,449
J. Aron & Company	(3,346,639)	—	3,272,269	(74,370)
Morgan Stanley Capital Services, Inc.	(8,176,824)	—	4,740,315	(3,436,509)
State Street Bank and Trust Company	(4,519,426)	—	4,519,426	—
Totals	($12,225,067)	$5,413,627	$17,958,264	$319,570

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Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Forward foreign currency contracts
Foreign currency	$40,010,870

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Foreign currency	$4,602,236

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: a) 0.95% of the first $250 million of the fund's average daily net assets; b) 0.90% of the next $250 million of the fund's average daily net assets; c) 0.85% of the next $2 billion of the fund's average daily net assets; d) 0.83% of the next $1.5 billion of the fund's average daily net assets; and d) 0.81% of the fund's average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with First Quadrant, L.P. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to for the following for the six months ended January 31, 2019:

Class	Expense reduction	Class	Expense reduction
Class A	$649	Class R4	$1
Class C	27	Class R6	2,471
Class I	28,042	Class NAV	23,378
Class R2	4	Total	$54,572

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Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2019 were equivalent to a net annual effective rate of 0.87% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $24 for Class R4 shares for the six months ended January 31, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $457 for the six months ended January 31, 2019. Of this amount, $79 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $378 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through December 31, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2019, there were no CDSCs received by the Distributor for Class A and Class C.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       28

categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$24,921	$9,071
Class C	3,485	381
Class I	—	473,510
Class R2	154	5
Class R4	58	3
Class R6	—	3,956
Total	$28,618	$486,926

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2019 and for the year ended July 31, 2018 were as follows:

		Six months ended 1-31-19		Year ended 7-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	157,912	$1,393,999	353,042	$3,180,337
Distributions reinvested	5,725	51,184	—	—
Repurchased	(402,197)	(3,542,790)	(627,972)	(5,731,787)
Net decrease	(238,560)	$(2,097,607)	(274,930)	$(2,551,450)
Class C shares
Sold	14,966	$130,098	11,461	$104,875
Repurchased	(25,017)	(219,234)	(50,821)	(464,317)
Net decrease	(10,051)	$(89,136)	(39,360)	$(359,442)
Class I shares
Sold	9,176,310	$83,274,846	66,849,909	$637,832,091
Distributions reinvested	156,112	1,437,790	—	—
Repurchased	(15,215,371)	(138,349,796)	(26,203,856)	(242,564,415)
Net increase (decrease)	(5,882,949)	$(53,637,160)	40,646,053	$395,267,676
Class R2 shares
Sold	487	$4,385	1,409	$13,132
Distributions reinvested	17	154	—	—
Repurchased	—	—	(6,407)	(62,324)
Net increase (decrease)	504	$4,539	(4,998)	$(49,192)
Class R4 shares
Repurchased	—	—	(6,423)	(62,560)
Net decrease	—	—	(6,423)	$(62,560)

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		Six months ended 1-31-19		Year ended 7-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	382,173	$3,471,050	13,232,160	$126,016,207
Distributions reinvested	3,907	36,296	—	—
Repurchased	(13,260,347)	(121,342,572)	(13,771,177)	(128,115,729)
Net decrease	(12,874,267)	$(117,835,226)	(539,017)	$(2,099,522)
Class NAV shares
Sold	216,516	$2,001,001	9,780,973	$93,045,197
Distributions reinvested	435,738	4,065,435	—	—
Repurchased	(10,516,745)	(97,301,748)	(27,342,806)	(254,007,762)
Net decrease	(9,864,491)	$(91,235,312)	(17,561,833)	$(160,962,565)
Total net increase (decrease)	(28,869,814)	$(264,889,902)	22,219,492	$229,182,945

Affiliates of the fund owned 54%, 100% and 100% of shares of Class R2, Class R4 and Class NAV, respectively, on January 31, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

For the six months ended January 31, 2019, all purchases and sales of investments were short-term.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2019, funds within the John Hancock group of funds complex held 43.6% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	11.3%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	10.2%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	5.4%

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

First Quadrant, L.P.

Portfolio Managers

Dori S. Levanoni
Jeppe F. Ladekarl

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. Effective April 30, 2019, all of the fund's holdings as of the end of the third month of every fiscal quarter will be filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-Q is available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF733301	364SA 1/19 3/19

John Hancock

Fundamental All Cap Core Fund

Semiannual report 1/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

It's been a challenging time for equity investors as stock markets across many major economies worldwide posted losses for the period. In the United States, heightened fears of a full-blown trade war with China weighed on investor sentiment—despite relatively supportive U.S. economic fundamentals. Global economic growth slowed, and many international markets found themselves confronted by challenging issues that may not abate in the near future.

Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality, particularly in the final months of the year. At John Hancock Investments, we believe that we're in the late innings of the bull market, but the economic underpinnings in the United States suggest that there's still room for stocks to run.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental All Cap Core Fund

2	Your fund at a glance
3	Portfolio Summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
14	Financial highlights
20	Notes to financial statements
27	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/19 (%)

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 1/31/19 (%)

TOP 10 HOLDINGS AS OF 1/31/19 (%)

Amazon.com, Inc.	8.6
Facebook, Inc., Class A	5.5
Lennar Corp., A Shares	5.3
Citigroup, Inc.	4.6
Bank of America Corp.	4.6
Alphabet, Inc., Class A	4.4
Polaris Industries, Inc.	4.4
Apple, Inc.	4.0
Morgan Stanley	3.1
Cargurus, Inc.	3.1
TOTAL	47.6
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JANUARY 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-11.37	8.02	10.67	-11.96	47.08	117.68
Class C3	-8.22	8.43	10.95	-8.50	49.90	121.86
Class I2	-6.44	9.48	11.81	-7.23	57.31	135.42
Class R2[2,3]	-6.81	9.20	11.45	-7.37	55.25	129.78
Class R4[2,3]	-6.55	9.32	11.54	-7.25	56.12	131.07
Class R6[2,3]	-6.34	9.47	11.64	-7.17	57.22	132.69
Index†	-2.26	10.41	11.50	-3.52	64.09	130.47

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until November 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.34	2.04	1.04	1.44	1.29	0.94
Net (%)	1.33	2.03	1.03	1.43	1.18	0.93

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 3000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental All Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 3000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C4	6-1-11	22,186	22,186	23,047
Class I2	6-1-11	23,542	23,542	23,047
Class R2[2,3]	6-1-11	22,978	22,978	23,047
Class R4[2,3]	6-1-11	23,107	23,107	23,047
Class R6[2,3]	6-1-11	23,269	23,269	23,047

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-1-11.
2	For certain types of investors as described in the fund's prospectus.
3	Class C shares were first offered on 6-27-14; Class R2, Class R4 and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares (first offered on 6-1-11) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
6	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2018	Ending value on 1-31-2019	Expenses paid during period ended 1-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 926.80	$ 6.22	1.28%
	Hypothetical example	1,000.00	1,018.80	6.51	1.28%
Class C	Actual expenses/actual returns	1,000.00	923.30	9.60	1.98%
	Hypothetical example	1,000.00	1,015.20	10.06	1.98%
Class I	Actual expenses/actual returns	1,000.00	927.70	4.86	1.00%
	Hypothetical example	1,000.00	1,020.20	5.09	1.00%
Class R2	Actual expenses/actual returns	1,000.00	926.30	6.70	1.38%
	Hypothetical example	1,000.00	1,018.20	7.02	1.38%
Class R4	Actual expenses/actual returns	1,000.00	927.50	5.49	1.13%
	Hypothetical example	1,000.00	1,019.50	5.75	1.13%
Class R6	Actual expenses/actual returns	1,000.00	928.30	4.28	0.88%
	Hypothetical example	1,000.00	1,020.80	4.48	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	7

Fund’s investments
AS OF 1-31-19 (unaudited)
	Shares	Value
Common stocks 98.8%		$81,180,134
(Cost $70,340,452)
Communication services 18.7%		15,398,411
Entertainment 2.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	65,968	2,069,416
Interactive media and services 16.2%
Alphabet, Inc., Class A (A)	3,191	3,592,715
CarGurus, Inc. (A)	59,011	2,523,900
Facebook, Inc., Class A (A)	27,090	4,515,633
Twitter, Inc. (A)	80,356	2,696,747
Consumer discretionary 24.1%		19,839,667
Household durables 9.2%
Lennar Corp., A Shares	91,019	4,316,121
NVR, Inc. (A)	409	1,087,940
Tempur Sealy International, Inc. (A)	41,065	2,177,266
Internet and direct marketing retail 8.6%
Amazon.com, Inc. (A)	4,111	7,065,700
Leisure products 4.3%
Polaris Industries, Inc.	42,726	3,583,857
Specialty retail 1.2%
Group 1 Automotive, Inc.	15,707	958,598
Textiles, apparel and luxury goods 0.8%
Salvatore Ferragamo SpA	32,419	650,185
Consumer staples 4.6%		3,740,094
Beverages 4.1%
Anheuser-Busch InBev SA, ADR	32,506	2,484,759
Diageo PLC, ADR	5,698	869,800
Food products 0.5%
The Hain Celestial Group, Inc. (A)	21,033	385,535
Energy 7.0%		5,711,925
Energy equipment and services 3.2%
Baker Hughes, a GE Company LLC	52,882	1,246,429
National Oilwell Varco, Inc.	23,857	703,304
Schlumberger, Ltd.	14,595	645,245
Oil, gas and consumable fuels 3.8%
Cheniere Energy, Inc. (A)	27,658	1,815,748
Kinder Morgan, Inc.	26,104	472,482
Suncor Energy, Inc.	25,641	828,717
8	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 17.3%		$14,180,255
Banks 9.8%
Bank of America Corp.	131,607	3,746,851
Citigroup, Inc.	59,203	3,816,225
First Hawaiian, Inc.	16,948	436,072
Capital markets 5.9%
Morgan Stanley	60,089	2,541,765
The Goldman Sachs Group, Inc.	11,621	2,301,074
Consumer finance 1.6%
American Express Company	6,432	660,566
Synchrony Financial	22,560	677,702
Health care 7.2%		5,897,749
Biotechnology 3.8%
Alnylam Pharmaceuticals, Inc. (A)	5,137	429,094
Amgen, Inc.	13,228	2,475,091
Moderna, Inc. (A)	12,611	209,343
Health care equipment and supplies 1.3%
Hologic, Inc. (A)	23,941	1,062,980
Health care providers and services 1.0%
Anthem, Inc.	2,697	817,191
Pharmaceuticals 1.1%
Allergan PLC	6,279	904,050
Industrials 8.3%		6,847,410
Electrical equipment 1.9%
Regal Beloit Corp.	9,143	701,817
Sensata Technologies Holding PLC (A)	17,720	841,700
Industrial conglomerates 2.6%
General Electric Company	214,564	2,179,970
Machinery 0.5%
The Manitowoc Company, Inc. (A)	25,338	385,644
Professional services 2.3%
IHS Markit, Ltd. (A)	36,113	1,874,987
Trading companies and distributors 1.0%
United Rentals, Inc. (A)	6,892	863,292
Information technology 8.9%		7,305,887
Semiconductors and semiconductor equipment 1.4%
Analog Devices, Inc.	4,820	476,505
NVIDIA Corp.	4,377	629,194
Software 3.5%
Workday, Inc., Class A (A)	16,035	2,910,834
Technology hardware, storage and peripherals 4.0%
Apple, Inc.	19,763	3,289,354
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	9

	Shares	Value
Real estate 2.7%		$2,258,736
Equity real estate investment trusts 2.2%
American Tower Corp.	10,614	1,834,524
Real estate management and development 0.5%
Five Point Holdings LLC, Class A (A)	55,308	424,212

	Yield (%)	Shares	Value
Short-term investments 0.8%			$634,733
(Cost $634,733)
Money market funds 0.1%			86,733
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3198(B)	86,733	86,733

	Par value^	Value
Repurchase agreement 0.7%		548,000
Barclays Tri-Party Repurchase Agreement dated 1-31-19 at 2.520% to be repurchased at $548,038 on 2-1-19, collateralized by $555,200 U.S. Treasury Notes, 2.625% due 12-15-21 (valued at $559,036, including interest)	548,000	548,000

Total investments (Cost $70,975,185) 99.6%	$81,814,867
Other assets and liabilities, net 0.4%	347,362
Total net assets 100.0%	$82,162,229

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-19.
At 1-31-19, the aggregate cost of investments for federal income tax purposes was $71,017,872. Net unrealized appreciation aggregated to $10,796,995, of which $14,581,339 related to gross unrealized appreciation and $3,784,344 related to gross unrealized depreciation.
10	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $70,975,185)	$81,814,867
Foreign currency, at value (Cost $1,631)	1,688
Dividends and interest receivable	29,619
Receivable for fund shares sold	131,457
Receivable for investments sold	933,188
Receivable from affiliates	211
Other assets	35,566
Total assets	82,946,596
Liabilities
Payable for investments purchased	628,130
Payable for fund shares repurchased	90,870
Payable to affiliates
Accounting and legal services fees	2,612
Transfer agent fees	6,869
Distribution and service fees	6
Trustees' fees	453
Other liabilities and accrued expenses	55,427
Total liabilities	784,367
Net assets	$82,162,229
Net assets consist of
Paid-in capital	$74,493,585
Total distributable earnings (loss)	7,668,644
Net assets	$82,162,229

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($44,949,023 ÷ 2,689,032 shares)[1]	$16.72
Class C ($5,563,736 ÷ 343,143 shares)[1]	$16.21
Class I ($21,741,888 ÷ 1,281,674 shares)	$16.96
Class R2 ($47,287 ÷ 2,809 shares)	$16.83
Class R4 ($5,414 ÷ 320 shares)	$16.92
Class R6 ($9,854,881 ÷ 579,965 shares)	$16.99
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.60

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	11

STATEMENT OF OPERATIONS For the six months ended  1-31-19 (unaudited)

Investment income
Dividends	$526,148
Interest	23,779
Less foreign taxes withheld	(6,121)
Total investment income	543,806
Expenses
Investment management fees	301,881
Distribution and service fees	100,304
Accounting and legal services fees	7,296
Transfer agent fees	45,461
Trustees' fees	920
Custodian fees	13,037
State registration fees	49,172
Printing and postage	16,821
Professional fees	24,475
Other	8,295
Total expenses	567,662
Less expense reductions	(33,909)
Net expenses	533,753
Net investment income	10,053
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	62,376
62,376
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(7,534,837)
(7,534,837)
Net realized and unrealized loss	(7,472,461)
Decrease in net assets from operations	$(7,462,408)

12	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-19 (unaudited)	Year ended 7-31-18
Increase (decrease) in net assets
From operations
Net investment income (loss)	$10,053	$(147,332)
Net realized gain	62,376	4,797,395
Change in net unrealized appreciation (depreciation)	(7,534,837)	8,809,351
Increase (decrease) in net assets resulting from operations	(7,462,408)	13,459,414
Distributions to shareholders
From net investment income and net realized gain
Class A	(3,534,019)	—
Class C	(472,320)	—
Class I	(1,809,069)	—
Class R2	(3,456)	—
Class R4	(386)	—
Class R6	(959,836)	—
From net investment income
Class I	—	(49,116)
Class R2	—	(52)
Class R4	—	(1,224)
Class R6	—	(19,235)
From net realized gain
Class A	—	(2,573,481)
Class C	—	(320,001)
Class I	—	(1,684,737)
Class R2	—	(4,196)
Class R4	—	(55,469)
Class R6	—	(498,178)
Total distributions	(6,779,086)	(5,205,689)
From fund share transactions	(1,753,535)	20,036,890
Total increase (decrease)	(15,995,029)	28,290,615
Net assets
Beginning of period	98,157,258	69,866,643
End of period[1]	$82,162,229	$98,157,258

[1]	Net assets - End of year includes undistributed net investment income of $0 at July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	13

Financial highlights
CLASS A SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$19.84	$17.95	$14.97	$16.16	$14.33	$12.88
Net investment income (loss)[2]	(0.01)	(0.05)	0.03	— [3]	(0.04)	— [3]
Net realized and unrealized gain (loss) on investments	(1.66)	3.08	2.97	(0.40)	2.27	2.12
Total from investment operations	(1.67)	3.03	3.00	(0.40)	2.23	2.12
Less distributions
From net investment income	—	—	(0.02)	—	—	(0.01)
From net realized gain	(1.45)	(1.14)	—	(0.79)	(0.40)	(0.66)
Total distributions	(1.45)	(1.14)	(0.02)	(0.79)	(0.40)	(0.67)
Net asset value, end of period	$16.72	$19.84	$17.95	$14.97	$16.16	$14.33
Total return (%)[4,5]	(7.32) [6]	17.14	20.07	(2.43)	15.77	16.62
Ratios and supplemental data
Net assets, end of period (in millions)	$45	$49	$38	$30	$23	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35 [7]	1.33	1.35	1.28	1.30	1.78
Expenses including reductions	1.28 [7]	1.28	1.26	1.27	1.29	1.30
Net investment income (loss)	(0.07) [7]	(0.25)	0.18	(0.03)	(0.29)	(0.02)
Portfolio turnover (%)	16	23	52	40	42	44

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
14	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$19.36	$17.67	$14.81	$16.11	$14.37	$14.54
Net investment loss[3]	(0.07)	(0.18)	(0.09)	(0.11)	(0.16)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.63)	3.01	2.95	(0.40)	2.30	(0.15)
Total from investment operations	(1.70)	2.83	2.86	(0.51)	2.14	(0.17)
Less distributions
From net realized gain	(1.45)	(1.14)	—	(0.79)	(0.40)	—
Net asset value, end of period	$16.21	$19.36	$17.67	$14.81	$16.11	$14.37
Total return (%)[4,5]	(7.67) [6]	16.25	19.31	(3.14)	15.09	(1.17) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$5	$3	$2	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05 [8]	2.03	2.05	1.98	2.69	17.05 [8]
Expenses including reductions	1.98 [8]	1.98	1.96	1.97	2.00	2.00 [8]
Net investment loss	(0.77) [8]	(0.95)	(0.54)	(0.74)	(1.06)	(1.39) [8]
Portfolio turnover (%)	16	23	52	40	42	44 [9]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class C shares is 6-27-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 8-1-13 to 7-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	15

CLASS I SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$20.08	$18.13	$15.12	$16.27	$14.39	$12.93
Net investment income[2]	0.02	0.01	0.07	0.04	0.01	0.05
Net realized and unrealized gain (loss) on investments	(1.69)	3.11	3.01	(0.39)	2.29	2.12
Total from investment operations	(1.67)	3.12	3.08	(0.35)	2.30	2.17
Less distributions
From net investment income	—	(0.03)	(0.07)	(0.01)	(0.02)	(0.05)
From net realized gain	(1.45)	(1.14)	—	(0.79)	(0.40)	(0.66)
Total distributions	(1.45)	(1.17)	(0.07)	(0.80)	(0.42)	(0.71)
Net asset value, end of period	$16.96	$20.08	$18.13	$15.12	$16.27	$14.39
Total return (%)[3]	(7.23) [4]	17.50	20.40	(2.08)	16.20	17.01
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$29	$21	$8	$11	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08 [5]	1.03	1.04	0.97	1.05	1.76
Expenses including reductions	1.00 [5]	0.98	0.95	0.95	0.94	0.94
Net investment income	0.22 [5]	0.03	0.42	0.27	0.07	0.37
Portfolio turnover (%)	16	23	52	40	42	44

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$19.98	$18.09	$15.09	$16.26	$15.12
Net investment income (loss)[3]	— [4]	(0.05)	0.06	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(1.70)	3.09	2.99	(0.40)	1.15
Total from investment operations	(1.70)	3.04	3.05	(0.38)	1.14
Less distributions
From net investment income	—	(0.01)	(0.05)	—	—
From net realized gain	(1.45)	(1.14)	—	(0.79)	—
Total distributions	(1.45)	(1.15)	(0.05)	(0.79)	—
Net asset value, end of period	$16.83	$19.98	$18.09	$15.09	$16.26
Total return (%)[5]	(7.37) [6]	17.09	20.25	(2.28)	7.54 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46 [8]	1.35	1.20	1.12	1.10 [8]
Expenses including reductions	1.38 [8]	1.30	1.11	1.11	1.10 [8]
Net investment income (loss)	0.02 [8]	(0.28)	0.35	0.13	(0.19) [8]
Portfolio turnover (%)	16	23	52	40	42 [9]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	17

CLASS R4 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$20.03	$18.11	$15.10	$16.27	$15.12
Net investment income (loss)[3]	0.02	(0.02)	0.07	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	(1.68)	3.11	3.00	(0.40)	1.16
Total from investment operations	(1.66)	3.09	3.07	(0.37)	1.15
Less distributions
From net investment income	—	(0.03)	(0.06)	(0.01)	—
From net realized gain	(1.45)	(1.14)	—	(0.79)	—
Total distributions	(1.45)	(1.17)	(0.06)	(0.80)	—
Net asset value, end of period	$16.92	$20.03	$18.11	$15.10	$16.27
Total return (%)[4]	(7.25) [5]	17.31	20.42	(2.24)	7.61 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$1	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30 [7]	1.27	1.19	1.12	1.10 [7]
Expenses including reductions	1.13 [7]	1.12	1.01	1.01	1.00 [7]
Net investment income (loss)	0.15 [7]	(0.12)	0.45	0.23	(0.09) [7]
Portfolio turnover (%)	16	23	52	40	42 [8]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
18	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$20.10	$18.14	$15.12	$16.28	$15.12
Net investment income[3]	0.03	0.02	0.09	0.07	— [4]
Net realized and unrealized gain (loss) on investments	(1.69)	3.12	3.01	(0.42)	1.16
Total from investment operations	(1.66)	3.14	3.10	(0.35)	1.16
Less distributions
From net investment income	—	(0.04)	(0.08)	(0.02)	—
From net realized gain	(1.45)	(1.14)	—	(0.79)	—
Total distributions	(1.45)	(1.18)	(0.08)	(0.81)	—
Net asset value, end of period	$16.99	$20.10	$18.14	$15.12	$16.28
Total return (%)[5]	(7.17) [6]	17.62	20.59	(2.10)	7.67 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$13	$6	$3	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96 [8]	0.93	0.95	0.86	0.85 [8]
Expenses including reductions	0.88 [8]	0.88	0.85	0.84	0.83 [8]
Net investment income	0.35 [8]	0.13	0.52	0.49	0.01 [8]
Portfolio turnover (%)	16	23	52	40	42 [9]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	19

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends,

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       20

changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$15,398,411	$15,398,411	—	—
Consumer discretionary	19,839,667	19,189,482	$650,185	—
Consumer staples	3,740,094	3,740,094	—	—
Energy	5,711,925	5,711,925	—	—
Financials	14,180,255	14,180,255	—	—
Health care	5,897,749	5,897,749	—	—
Industrials	6,847,410	6,847,410	—	—
Information technology	7,305,887	7,305,887	—	—
Real estate	2,258,736	2,258,736	—	—
Short-term investments	634,733	86,733	548,000	—
Total investments in securities	$81,814,867	$80,616,682	$1,198,185	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       21

dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2019 were $1,061.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       22

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.675% of the first $2.5 billion of the fund's aggregate average daily net assets together with the net assets of Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); and b) 0.650% of the combined aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding taxes; brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; management fees; class-specific expenses; underlying fund expenses (acquired fund fees); and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to the following for the six months ended January 31, 2019:

Class	Expense reduction	Class	Expense reduction
Class A	$17,470	Class R4	$141
Class C	2,264	Class R6	4,530
Class I	9,164	Total	$33,624
Class R2	55

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       23

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended January 31, 2019 were equivalent to a net annual effective rate of 0.60% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $285 for Class R4 shares for the six months ended January 31, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $31,301 for the six months ended January 31, 2019. Of this amount, $5,072 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $25,009 was paid as sales commissions to broker-dealers and $1,220 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through December 31, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2019, CDSCs received by the Distributor amounted to $159 and $472 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       24

Class level expenses. Class level expenses for the six months ended January 31, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$68,815	$25,054
Class C	30,040	3,280
Class I	—	16,295
Class R2	452	12
Class R4	997	37
Class R6	—	783
Total	$100,304	$45,461

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31,2019 and for the year ended July 31, 2018 were as follows:

		Six months ended 1-31-19		Year ended 7-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	268,112	$4,720,799	759,938	$14,646,498
Distributions reinvested	242,629	3,532,684	135,097	2,572,241
Repurchased	(286,294)	(5,125,627)	(548,351)	(10,544,267)
Net increase	224,447	$3,127,856	346,684	$6,674,472
Class C shares
Sold	46,104	$804,077	118,563	$2,234,524
Distributions reinvested	33,427	472,321	17,149	320,001
Repurchased	(69,042)	(1,154,535)	(67,111)	(1,262,712)
Net increase	10,489	$121,863	68,601	$1,291,813
Class I shares
Sold	217,002	$3,928,776	999,600	$19,254,792
Distributions reinvested	122,463	1,808,778	90,027	1,731,228
Repurchased	(482,142)	(8,710,579)	(797,401)	(15,526,258)
Net increase (decrease)	(142,677)	$(2,973,025)	292,226	$5,459,762
Class R2 shares
Sold	853	$16,047	12,703	$245,305
Distributions reinvested	208	3,057	65	1,246
Repurchased	(11,086)	(202,675)	(6,672)	(130,678)
Net increase (decrease)	(10,025)	$(183,571)	6,096	$115,873
Class R4 shares
Sold	1,011	$20,104	48,432	$918,794
Distributions reinvested	26	385	2,801	53,800
Repurchased	(50,283)	(906,304)	(8,281)	(162,318)
Net increase (decrease)	(49,246)	$(885,815)	42,952	$810,276

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       25

		Six months ended 1-31-19		Year ended 7-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	44,989	$821,188	315,298	$6,150,653
Distributions reinvested	64,898	959,837	26,893	517,413
Repurchased	(175,745)	(2,741,868)	(49,479)	(983,372)
Net increase	(65,858)	$(960,843)	292,712	$5,684,694
Total net increase (decrease)	(32,870)	$(1,753,535)	1,049,271	$20,036,890

Affiliates of the fund owned 49% of shares of Class R6 on January 31, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $14,310,709 and $21,754,933, respectively, for the six months ended January 31, 2019.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       26

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Managers

Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. Effective April 30, 2019, all of the fund's holdings as of the end of the third month of every fiscal quarter will be filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-Q is available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF733307	376SA 1/19 3/19

John Hancock

Fundamental Large Cap Value Fund

Semiannual report 1/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, Class R6, and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

It's been a challenging time for equity investors as stock markets across many major economies worldwide posted losses for the period. In the United States, heightened fears of a full-blown trade war with China weighed on investor sentiment—despite relatively supportive U.S. economic fundamentals. Global economic growth slowed, and many international markets found themselves confronted by challenging issues that may not abate in the near future.

Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality, particularly in the final months of the year. At John Hancock Investments, we believe that we're in the late innings of the bull market, but the economic underpinnings in the United States suggest that there's still room for stocks to run.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Value Fund

2	Your fund at a glance
3	Portfolio Summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
14	Financial highlights
21	Notes to financial statements
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/19 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 1/31/19 (%)

TOP 10 HOLDINGS AS OF 1/31/19 (%)

Citigroup, Inc.	4.6
Bank of America Corp.	4.5
Danaher Corp.	3.8
Lennar Corp., A Shares	3.7
Microsoft Corp.	3.6
Kinder Morgan, Inc.	3.4
JPMorgan Chase & Co.	3.3
American Express Company	3.2
Apple, Inc.	3.1
Morgan Stanley	2.9
TOTAL	36.1
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JANUARY 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-15.78	4.53	8.18	-13.22	24.82	82.80
Class C2	-12.65	4.92	8.44	-9.69	27.17	86.23
Class I3	-11.00	5.95	9.29	-8.44	33.50	97.69
Class R2[2,3]	-11.38	5.64	8.93	-8.63	31.58	92.69
Class R4[2,3]	-11.12	5.84	9.06	-8.50	32.80	94.48
Class R6[2,3]	-10.94	5.98	9.15	-8.37	33.69	95.78
Class NAV[3,4]	-10.94	6.10	12.83	-8.44	34.43	145.69
Index†	-4.81	8.33	10.02	-3.26	49.18	108.02

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until November 30, 2019 and are subject to change. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.11	1.81	0.81	1.22	1.07	0.72	0.70
Net (%)	1.10	1.80	0.80	1.21	0.96	0.71	0.69

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Large Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,5	6-1-11	18,623	18,623	20,802
Class I3	6-1-11	19,769	19,769	20,802
Class R2[2,3]	6-1-11	19,269	19,269	20,802
Class R4[2,3]	6-1-11	19,448	19,448	20,802
Class R6[2,3]	6-1-11	19,578	19,578	20,802
Class NAV[3,4]	8-23-11	24,569	24,569	20,802

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-1-11.
2	Class C shares were first offered on 6-27-14; Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares (first offered on 6-1-11) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	From 8-23-11.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
6	JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2018	Ending value on 1-31-2019	Expenses paid during period ended 1-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 913.40	$5.55	1.15%
	Hypothetical example	1,000.00	1,019.40	5.85	1.15%
Class C	Actual expenses/actual returns	1,000.00	911.00	8.91	1.85%
	Hypothetical example	1,000.00	1,015.90	9.40	1.85%
Class I	Actual expenses/actual returns	1,000.00	915.60	4.25	0.88%
	Hypothetical example	1,000.00	1,020.80	4.48	0.88%
Class R2	Actual expenses/actual returns	1,000.00	913.70	6.08	1.26%
	Hypothetical example	1,000.00	1,018.90	6.41	1.26%
Class R4	Actual expenses/actual returns	1,000.00	915.00	4.39	0.91%
	Hypothetical example	1,000.00	1,020.60	4.63	0.91%
Class R6	Actual expenses/actual returns	1,000.00	916.30	3.67	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%
Class NAV	Actual expenses/actual returns	1,000.00	915.60	3.62	0.75%
	Hypothetical example	1,000.00	1,021.40	3.82	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND	7

Fund’s investments
AS OF 1-31-19 (unaudited)
	Shares	Value
Common stocks 95.8%		$112,363,242
(Cost $98,926,499)
Communication services 5.5%		6,425,549
Entertainment 1.9%
Twenty-First Century Fox, Inc., Class A	45,619	2,249,473
Interactive media and services 2.1%
Alphabet, Inc., Class A (A)	2,162	2,434,174
Media 1.5%
Comcast Corp., Class A	47,632	1,741,902
Consumer discretionary 9.9%		11,593,813
Household durables 5.2%
Lennar Corp., A Shares	91,743	4,350,453
Tempur Sealy International, Inc. (A)	32,796	1,738,844
Internet and direct marketing retail 2.3%
eBay, Inc. (A)	79,670	2,680,896
Specialty retail 2.4%
AutoZone, Inc. (A)	1,930	1,635,366
Group 1 Automotive, Inc.	19,470	1,188,254
Consumer staples 6.2%		7,293,267
Beverages 5.2%
Anheuser-Busch InBev SA, ADR	16,389	1,252,775
Heineken Holding NV	33,602	2,917,078
PepsiCo, Inc.	16,962	1,911,109
Food products 1.0%
Danone SA	16,659	1,212,305
Energy 10.3%		12,125,636
Energy equipment and services 2.3%
Baker Hughes, a GE Company LLC	70,594	1,663,901
National Oilwell Varco, Inc.	35,946	1,059,688
Oil, gas and consumable fuels 8.0%
Chevron Corp.	23,076	2,645,663
Exxon Mobil Corp.	17,669	1,294,784
Kinder Morgan, Inc.	218,837	3,960,950
Suncor Energy, Inc.	46,431	1,500,650
Financials 25.6%		30,017,004
Banks 14.4%
Bank of America Corp.	184,004	5,238,594
CIT Group, Inc.	25,341	1,170,501
Citigroup, Inc.	84,533	5,448,993
JPMorgan Chase & Co.	37,264	3,856,824
8	JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company	23,477	$1,148,260
Capital markets 5.5%
Morgan Stanley	79,625	3,368,138
The Goldman Sachs Group, Inc.	15,561	3,081,234
Consumer finance 4.3%
American Express Company	36,721	3,771,247
Synchrony Financial	44,341	1,332,004
Insurance 1.4%
Prudential Financial, Inc.	17,378	1,601,209
Health care 14.5%		17,036,272
Biotechnology 3.9%
Amgen, Inc.	3,598	673,222
Biogen, Inc. (A)	7,190	2,399,878
Gilead Sciences, Inc.	21,688	1,518,377
Health care equipment and supplies 6.3%
Danaher Corp.	40,555	4,498,361
Hologic, Inc. (A)	28,588	1,269,307
Zimmer Biomet Holdings, Inc.	15,212	1,666,627
Pharmaceuticals 4.3%
Allergan PLC	18,710	2,693,866
Merck & Company, Inc.	31,125	2,316,634
Industrials 11.4%		13,320,658
Aerospace and defense 3.9%
L3 Technologies, Inc.	7,361	1,449,234
United Technologies Corp.	26,638	3,145,149
Industrial conglomerates 2.1%
General Electric Company	236,478	2,402,616
Machinery 2.0%
Parker-Hannifin Corp.	11,530	1,900,259
The Manitowoc Company, Inc. (A)	24,924	379,343
Road and rail 2.4%
Union Pacific Corp.	17,825	2,835,423
Trading companies and distributors 1.0%
United Rentals, Inc. (A)	9,649	1,208,634
Information technology 10.6%		12,382,794
Communications equipment 1.5%
Cisco Systems, Inc.	37,266	1,762,309
Semiconductors and semiconductor equipment 0.6%
Analog Devices, Inc.	6,631	655,541
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND	9

	Shares	Value
Information technology (continued)
Software 5.4%
Microsoft Corp.	40,282	$4,206,649
Oracle Corp.	42,403	2,129,903
Technology hardware, storage and peripherals 3.1%
Apple, Inc.	21,800	3,628,392
Materials 1.8%		2,168,249
Chemicals 1.8%
LyondellBasell Industries NV, Class A	24,931	2,168,249

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.6%				$4,250,000
(Cost $4,250,000)
U.S. Government Agency 0.4%				517,000
Federal Home Loan Bank Discount Note	2.259	02-01-19	517,000	517,000

	Par value^	Value
Repurchase agreement 3.2%		3,733,000
Barclays Tri-Party Repurchase Agreement dated 1-31-19 at 2.520% to be repurchased at $3,733,261 on 2-1-19, collateralized by $3,781,800 U.S. Treasury Notes, 2.625% due 12-15-21 (valued at $3,807,930, including interest)	3,733,000	3,733,000

Total investments (Cost $103,176,499) 99.4%	$116,613,242
Other assets and liabilities, net 0.6%	654,239
Total net assets 100.0%	$117,267,481

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 1-31-19, the aggregate cost of investments for federal income tax purposes was $103,428,793. Net unrealized appreciation aggregated to $13,184,449, of which $17,886,499 related to gross unrealized appreciation and $4,702,050 related to gross unrealized depreciation.
10	JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $103,176,499)	$116,613,242
Cash	74,782
Foreign currency, at value (Cost $56)	54
Dividends and interest receivable	267,336
Receivable for fund shares sold	56,192
Receivable for investments sold	334,801
Other assets	52,162
Total assets	117,398,569
Liabilities
Payable for fund shares repurchased	13,315
Payable to affiliates
Accounting and legal services fees	4,254
Transfer agent fees	2,076
Distribution and service fees	94
Trustees' fees	2,773
Other liabilities and accrued expenses	108,576
Total liabilities	131,088
Net assets	$117,267,481
Net assets consist of
Paid-in capital	$33,256,645
Total distributable earnings (loss)	84,010,836
Net assets	$117,267,481

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($18,666,470 ÷ 1,635,496 shares)[1]	$11.41
Class C ($1,561,493 ÷ 136,782 shares)[1]	$11.42
Class I ($2,442,480 ÷ 212,647 shares)	$11.49
Class R2 ($235,355 ÷ 20,556 shares)	$11.45
Class R4 ($36,997 ÷ 3,224 shares)	$11.48
Class R6 ($4,026,950 ÷ 350,916 shares)	$11.48
Class NAV ($90,297,736 ÷ 7,869,518 shares)	$11.47
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND	11

STATEMENT OF OPERATIONS For the six months ended  1-31-19 (unaudited)

Investment income
Dividends	$3,873,748
Interest	54,311
Less foreign taxes withheld	(37,910)
Total investment income	3,890,149
Expenses
Investment management fees	1,197,428
Distribution and service fees	37,554
Accounting and legal services fees	33,709
Transfer agent fees	12,974
Trustees' fees	6,096
Custodian fees	26,496
State registration fees	47,133
Printing and postage	15,449
Professional fees	33,668
Other	14,509
Total expenses	1,425,016
Less expense reductions	(15,061)
Net expenses	1,409,955
Net investment income	2,480,194
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	34,205,625
Redemptions in kind	67,152,776
101,358,401
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(121,886,142)
(121,886,142)
Net realized and unrealized loss	(20,527,741)
Decrease in net assets from operations	$(18,047,547)

12	JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-19 (unaudited)	Year ended 7-31-18
Increase (decrease) in net assets
From operations
Net investment income	$2,480,194	$9,016,607
Net realized gain	101,358,401	34,938,567
Change in net unrealized appreciation (depreciation)	(121,886,142)	23,033,941
Increase (decrease) in net assets resulting from operations	(18,047,547)	66,989,115
Distributions to shareholders
From net investment income and net realized gain
Class A	(2,795,429)	—
Class C	(245,290)	—
Class I	(251,649)	—
Class R2	(32,249)	—
Class R4	(6,578)	—
Class R6	(814,699)	—
Class NAV	(52,668,237)	—
From net investment income
Class A	—	(160,375)
Class C	—	(3,320)
Class I	—	(29,521)
Class R2	—	(2,091)
Class R4	—	(521)
Class R6	—	(58,959)
Class NAV	—	(9,177,347)
From net realized gain
Class A	—	(1,383,884)
Class C	—	(148,129)
Class I	—	(184,653)
Class R2	—	(17,899)
Class R4	—	(3,429)
Class R6	—	(338,402)
Class NAV	—	(52,532,794)
Total distributions	(56,814,131)	(64,041,324)
From fund share transactions	(582,027,177)	(29,452,605)
Total decrease	(656,888,855)	(26,504,814)
Net assets
Beginning of period	774,156,336	800,661,150
End of period[1]	$117,267,481	$774,156,336

[1]	Net assets - End of year includes undistributed net investment income of $4,667,330 at July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND	13

Financial highlights
CLASS A SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$14.50	$14.49	$12.80	$13.84	$13.62	$13.11
Net investment income[2]	0.05	0.11	0.12	0.12	0.09	0.07
Net realized and unrealized gain (loss) on investments	(1.12)	1.09	1.96	(0.52)	0.94	1.82
Total from investment operations	(1.07)	1.20	2.08	(0.40)	1.03	1.89
Less distributions
From net investment income	(0.21)	(0.13)	(0.29)	(0.09)	(0.07)	(0.09)
From net realized gain	(1.81)	(1.06)	(0.10)	(0.55)	(0.74)	(1.29)
Total distributions	(2.02)	(1.19)	(0.39)	(0.64)	(0.81)	(1.38)
Net asset value, end of period	$11.41	$14.50	$14.49	$12.80	$13.84	$13.62
Total return (%)[3,4]	(8.66) [5]	8.27	16.40	(2.92)	7.64	15.08
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$20	$21	$17	$16	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16 [6]	1.11	1.11	1.11	1.14	1.34
Expenses including reductions	1.15 [6]	1.10	1.10	1.10	1.13	1.30
Net investment income	0.83 [6]	0.76	0.88	0.93	0.62	0.54
Portfolio turnover (%)	18 [7]	26	49	21	20	24

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
14	JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$14.47	$14.47	$12.79	$13.83	$13.66	$13.87
Net investment income (loss)[3]	—	0.01	0.02	0.03	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.11)	1.08	1.96	(0.52)	0.95	(0.20)
Total from investment operations	(1.11)	1.09	1.98	(0.49)	0.91	(0.21)
Less distributions
From net investment income	(0.13)	(0.03)	(0.20)	—	—	—
From net realized gain	(1.81)	(1.06)	(0.10)	(0.55)	(0.74)	—
Total distributions	(1.94)	(1.09)	(0.30)	(0.55)	(0.74)	—
Net asset value, end of period	$11.42	$14.47	$14.47	$12.79	$13.83	$13.66
Total return (%)[4,5]	(8.90) [6]	7.49	15.63	(3.59)	6.73	(1.51) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$1	$1	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86 [8]	1.81	1.81	1.81	2.60	17.11 [8]
Expenses including reductions	1.85 [8]	1.80	1.80	1.80	2.00	2.00 [8]
Net investment income (loss)	0.14 [8]	0.06	0.17	0.22	(0.26)	(0.69) [8]
Portfolio turnover (%)	18 [9]	26	49	21	20	24 [10]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class C shares is 6-27-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes in-kind transactions.
[10]	Portfolio turnover is shown for the period from 8-1-13 to 7-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND	15

CLASS I SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$14.59	$14.58	$12.87	$13.92	$13.68	$13.17
Net investment income[2]	0.07	0.15	0.16	0.16	0.11	0.13
Net realized and unrealized gain (loss) on investments	(1.12)	1.09	1.98	(0.53)	0.96	1.81
Total from investment operations	(1.05)	1.24	2.14	(0.37)	1.07	1.94
Less distributions
From net investment income	(0.24)	(0.17)	(0.33)	(0.13)	(0.09)	(0.14)
From net realized gain	(1.81)	(1.06)	(0.10)	(0.55)	(0.74)	(1.29)
Total distributions	(2.05)	(1.23)	(0.43)	(0.68)	(0.83)	(1.43)
Net asset value, end of period	$11.49	$14.59	$14.58	$12.87	$13.92	$13.68
Total return (%)[3]	(8.44) [4]	8.55	16.81	(2.64)	7.93	15.40
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$5	$3	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89 [5]	0.81	0.80	0.79	0.94	1.53
Expenses including reductions	0.88 [5]	0.81	0.79	0.78	0.93	0.94
Net investment income	1.19 [5]	1.04	1.18	1.24	0.76	0.96
Portfolio turnover (%)	18 [6]	26	49	21	20	24

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
16	JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$14.53	$14.53	$12.84	$13.90	$13.41
Net investment income[3]	0.04	0.10	0.12	0.13	0.03
Net realized and unrealized gain (loss) on investments	(1.12)	1.09	1.97	(0.53)	0.46
Total from investment operations	(1.08)	1.19	2.09	(0.40)	0.49
Less distributions
From net investment income	(0.19)	(0.13)	(0.30)	(0.11)	—
From net realized gain	(1.81)	(1.06)	(0.10)	(0.55)	—
Total distributions	(2.00)	(1.19)	(0.40)	(0.66)	—
Net asset value, end of period	$11.45	$14.53	$14.53	$12.84	$13.90
Total return (%)[4]	(8.63) [5]	8.18	16.43	(2.88)	3.65 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27 [7]	1.16	1.11	1.05	0.93 [7]
Expenses including reductions	1.26 [7]	1.16	1.10	1.04	0.92 [7]
Net investment income	0.72 [7]	0.71	0.90	1.07	0.67 [7]
Portfolio turnover (%)	18 [8]	26	49	21	20 [9]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions.
[9]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND	17

CLASS R4 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$14.57	$14.55	$12.85	$13.90	$13.41
Net investment income[3]	0.06	0.15	0.16	0.15	0.04
Net realized and unrealized gain (loss) on investments	(1.11)	1.10	1.96	(0.52)	0.45
Total from investment operations	(1.05)	1.25	2.12	(0.37)	0.49
Less distributions
From net investment income	(0.23)	(0.17)	(0.32)	(0.13)	—
From net realized gain	(1.81)	(1.06)	(0.10)	(0.55)	—
Total distributions	(2.04)	(1.23)	(0.42)	(0.68)	—
Net asset value, end of period	$11.48	$14.57	$14.55	$12.85	$13.90
Total return (%)[4]	(8.50) [5]	8.57	16.70	(2.70)	3.65 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [7]	0.97	0.96	0.95	0.93 [7]
Expenses including reductions	0.91 [7]	0.86	0.85	0.84	0.82 [7]
Net investment income	1.10 [7]	1.03	1.15	1.19	0.77 [7]
Portfolio turnover (%)	18 [8]	26	49	21	20 [9]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions.
[9]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
18	JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$14.58	$14.57	$12.86	$13.91	$13.41
Net investment income[3]	0.07	0.16	0.18	0.15	0.05
Net realized and unrealized gain (loss) on investments	(1.11)	1.10	1.97	(0.50)	0.45
Total from investment operations	(1.04)	1.26	2.15	(0.35)	0.50
Less distributions
From net investment income	(0.25)	(0.19)	(0.34)	(0.15)	—
From net realized gain	(1.81)	(1.06)	(0.10)	(0.55)	—
Total distributions	(2.06)	(1.25)	(0.44)	(0.70)	—
Net asset value, end of period	$11.48	$14.58	$14.57	$12.86	$13.91
Total return (%)[4]	(8.37) [5]	8.66	16.93	(2.53)	3.73 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$6	$1	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77 [7]	0.72	0.71	0.70	0.68 [7]
Expenses including reductions	0.76 [7]	0.71	0.68	0.68	0.66 [7]
Net investment income	1.24 [7]	1.14	1.30	1.19	0.94 [7]
Portfolio turnover (%)	18 [8]	26	49	21	20 [9]

[1]	Six months ended 1-31-19. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions.
[9]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND	19

CLASS NAV SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$14.58	$14.57	$12.86	$13.91	$13.67	$13.16
Net investment income[2]	0.10	0.17	0.20	0.17	0.15	0.15
Net realized and unrealized gain (loss) on investments	(1.15)	1.09	1.95	(0.52)	0.96	1.82
Total from investment operations	(1.05)	1.26	2.15	(0.35)	1.11	1.97
Less distributions
From net investment income	(0.25)	(0.19)	(0.34)	(0.15)	(0.13)	(0.17)
From net realized gain	(1.81)	(1.06)	(0.10)	(0.55)	(0.74)	(1.29)
Total distributions	(2.06)	(1.25)	(0.44)	(0.70)	(0.87)	(1.46)
Net asset value, end of period	$11.47	$14.58	$14.57	$12.86	$13.91	$13.67
Total return (%)[3]	(8.44) [4]	8.67	16.93	(2.54)	8.23	15.69
Ratios and supplemental data
Net assets, end of period (in millions)	$90	$744	$771	$1,206	$1,289	$1,201
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75 [5]	0.70	0.69	0.68	0.67	0.68
Expenses including reductions	0.75 [5]	0.70	0.68	0.67	0.66	0.67
Net investment income	1.40 [5]	1.16	1.49	1.36	1.10	1.16
Portfolio turnover (%)	18 [6]	26	49	21	20	24

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
20	JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment

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factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$6,425,549	$6,425,549	—	—
Consumer discretionary	11,593,813	11,593,813	—	—
Consumer staples	7,293,267	3,163,884	$4,129,383	—
Energy	12,125,636	12,125,636	—	—
Financials	30,017,004	30,017,004	—	—
Health care	17,036,272	17,036,272	—	—
Industrials	13,320,658	13,320,658	—	—
Information technology	12,382,794	12,382,794	—	—
Materials	2,168,249	2,168,249	—	—
Short-term investments	4,250,000	—	4,250,000	—
Total investments in securities	$116,613,242	$108,233,859	$8,379,383	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are

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reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2019 were $1,518.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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As of July 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to litigation proceeds.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.70% of the first $500 million of the fund's aggregate daily net assets together with the net assets of Fundamental Large Cap Value Trust, a series of the John Hancock Variable Insurance Trust (combined aggregate average daily net assets); b) 0.65% of the next $500 million of the combined aggregate average daily net assets; and c) 0.60% of the combined aggregate average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

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The expense reductions described above amounted to the following for the six months ended January 31, 2019:

Class	Expense reduction	Class	Expense reduction
Class A	$747	Class R4	$2
Class C	68	Class R6	207
Class I	82	Class NAV	13,927
Class R2	9	Total	$15,041

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2019 were equivalent to a net annual effective rate of 0.65% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $20 for Class R4 shares for the six months ended January 31, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,518 for the six months ended January 31, 2019. Of this amount, $2,646 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $12,822 was paid as sales commissions to broker-dealers and $50 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through December 31, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2019, CDSCs received by the Distributor amounted to $9 for Class C shares. There were no CDSCs for Class A shares during the six months ended January 31, 2019.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are

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determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$28,292	$10,303
Class C	8,649	994
Class I	—	1,371
Class R2	562	15
Class R4	51	2
Class R6	—	339
Total	$37,554	$12,974

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31,2019 and for the year ended July 31, 2018 were as follows:

		Six months ended 1-31-19		Year ended 7-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	238,885	$2,846,968	342,469	$4,976,612
Distributions reinvested	223,280	2,793,237	106,389	1,542,648
Repurchased	(228,223)	(2,826,943)	(466,470)	(6,745,735)
Net increase (decrease)	233,942	$2,813,262	(17,612)	$(226,475)
Class C shares
Sold	37,040	$431,380	24,232	$353,922
Distributions reinvested	19,561	245,290	10,430	151,449
Repurchased	(58,544)	(698,899)	(38,144)	(549,029)
Net decrease	(1,943)	$(22,229)	(3,482)	$(43,658)
Class I shares
Sold	123,803	$1,466,560	96,820	$1,403,130
Distributions reinvested	20,004	251,649	14,710	214,174
Repurchased	(54,684)	(693,392)	(326,057)	(4,839,474)
Net increase (decrease)	89,123	$1,024,817	(214,527)	$(3,222,170)
Class R2 shares
Sold	2,284	$25,986	2,186	$31,331
Distributions reinvested	2,570	32,249	1,112	16,151
Repurchased	(7)	(90)	(8,643)	(127,104)
Net increase (decrease)	4,847	$58,145	(5,345)	$(79,622)

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		Six months ended 1-31-19		Year ended 7-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Repurchased	—	—	(4,233)	$(65,400)
Net decrease	—	—	(4,233)	$(65,400)
Class R6 shares
Sold	47,695	$561,984	324,774	$4,832,417
Distributions reinvested	64,865	814,699	27,329	397,361
Repurchased	(159,688)	(1,760,910)	(38,175)	(553,551)
Net increase (decrease)	(47,128)	$(384,227)	313,928	$4,676,227
Class NAV shares
Sold	7,308	$102,886	314,522	$4,672,187
Distributions reinvested	4,193,331	52,668,238	4,244,164	61,710,142
Repurchased	(47,352,015)	(638,288,069)	(6,493,498)	(96,873,836)
Net decrease	(43,151,376)	$(585,516,945)	(1,934,812)	$(30,491,507)
Total net decrease	(42,872,535)	$(582,027,177)	(1,866,083)	$(29,452,605)

Affiliates of the fund owned 100%, 14%, and 100% of shares of Class R4, Class R6, and Class NAV, respectively, on January 31, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

On October 4, 2018, there was a redemption in kind from Class NAV of $347,912,806, which represented approximately 46% of the fund on that date. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Net realized gain resulting from such redemption in kind is shown on the Statement of operations.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and redemption in-kind, amounted to $68,063,785 and $354,436,828, respectively, for the six months ended January 31, 2019.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

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Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2019, funds within the John Hancock group of funds complex held 77.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	35.0%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	25.0%
John Hancock Variable Insurance Trust Managed Volatility Moderate Porfolio	11.5%

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Managers

Emory W. (Sandy) Sanders, Jr., CFA
Nicholas P. Renart

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. Effective April 30, 2019, all of the fund's holdings as of the end of the third month of every fiscal quarter will be filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-Q is available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
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representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF733310	374SA 1/19 3/19

John Hancock

Diversified Strategies Fund

Semiannual report 1/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A shares) or 888-972-8696 (Class I shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

It's been a challenging time for equity investors as stock markets across many major economies worldwide posted losses for the period. In the United States, heightened fears of a full-blown trade war with China weighed on investor sentiment—despite relatively supportive U.S. economic fundamentals. Looking overseas, global economic growth slowed somewhat in the latter half of 2018, and many international markets found themselves confronted by challenging issues that may not abate in the near future.

Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality, particularly in the final months of the period.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Diversified Strategies Fund

2	Portfolio Summary
3	Your expenses
5	Fund's investments
9	Financial statements
12	Financial highlights
14	Notes to financial statements
25	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       1

Portfolio summary

PORTFOLIO ALLOCATION AS OF 1/31/19 (%)

Purchased options	1.4
Short-term investments and other	98.6
Commercial paper	65.0
U.S. Government	25.1
Money market funds	4.2
Other assets and liabilities, net	4.3
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       2

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	3

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2018	Ending value on 1-31-2019	Expenses paid during period ended 1-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 990.70	$8.53	1.70%
	Hypothetical example	1,000.00	1,016.60	8.64	1.70%
Class I	Actual expenses/actual returns	1,000.00	993.00	6.98	1.39%
	Hypothetical example	1,000.00	1,018.20	7.07	1.39%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
4	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 1-31-19 (unaudited)
	Contracts/Notional amount	Value
Purchased options 1.4%		$138,270
(Cost $184,288)
Calls 0.6%		54,794
Over the Counter Option on the EUR vs. GBP (Expiration Date: 10-11-19; Strike Price: EUR 0.91; Counterparty: Goldman Sachs Bank USA) (A)(B)	1,000,000	21,783
Over the Counter Option on the EUR vs. SEK (Expiration Date: 2-12-19; Strike Price: EUR 10.35; Counterparty: UBS AG) (A)(B)	1,500,000	6,648
Over the Counter Option on the EUR vs. SEK (Expiration Date: 2-12-19; Strike Price: EUR 10.65; Counterparty: UBS AG) (A)(B)	1,500,000	24
Over the Counter Option on the NOK vs. SEK (Expiration Date: 7-9-19; Strike Price: NOK 1.06; Counterparty: Goldman Sachs Bank Paris) (A)(B)	12,500,000	26,301
Over the Counter Option on the USD vs. CNY (Expiration Date: 2-15-19; Strike Price: $6.95; Counterparty: UBS Securities LLC) (A)(B)	1,500,000	35
Over the Counter Option on the USD vs. CNY (Expiration Date: 2-15-19; Strike Price: $7.05; Counterparty: UBS Securities LLC) (A)(B)	2,500,000	3
Puts 0.8%		83,476
Over the Counter Option on the AUD vs. JPY (Expiration Date: 6-6-19; Strike Price: AUD 76.00; Counterparty: HSBC Bank USA) (A)(B)	1,000,000	10,302
Over the Counter Option on the AUD vs. JPY (Expiration Date: 6-6-19; Strike Price: AUD 79.00; Counterparty: Pacific International Securities) (A)(B)	1,000,000	20,323
Over the Counter Option on the AUD vs. NOK (Expiration Date: 3-26-19; Strike Price: AUD 6.10; Counterparty: HSBC Bank USA) (A)(B)	1,250,000	8,934
Over the Counter Option on the EUR vs. NOK (Expiration Date: 3-18-19; Strike Price: EUR 9.70; Counterparty: Goldman Sachs Bank Paris) (A)(B)	2,500,000	26,824
Over the Counter Option on the EUR vs. USD (Expiration Date: 10-23-19; Strike Price: EUR 1.14; Counterparty: HSBC Bank USA) (A)(B)	1,200,000	16,556
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-7-19; Strike Price: EUR 1.14; Counterparty: Morgan Stanley & Company, Inc.) (A)(B)	750,000	537

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 94.3%				$9,401,931
(Cost $9,402,297)
Commercial paper 65.0%				6,484,336
Apple, Inc.	2.510	02-26-19	500,000	499,108
Chevron Corp.	2.450	02-19-19	500,000	499,358
CPPIB Capital, Inc.	2.470	02-12-19	500,000	499,597
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	5

	Yield* (%)	Maturity date	Par value^	Value
Commercial paper (continued)
Henkel of America, Inc.	2.500	02-12-19	500,000	$499,594
John Deere, Ltd.	2.530	03-14-19	500,000	498,564
Manhattan Asset Funding Company LLC	2.530	03-12-19	500,000	498,587
National Rural Utilities Cooperative Finance Corp.	2.480	02-26-19	500,000	499,101
Novartis Financial Corp.	2.400	02-21-19	500,000	499,287
Old Line Funding LLC	2.570	03-12-19	500,000	498,587
ONE Gas, Inc.	2.450	02-20-19	495,000	494,320
Philip Morris International, Inc.	2.500	02-01-19	500,000	499,967
Province of Ontario	2.505	02-19-19	500,000	499,356
University of California	2.450	03-04-19	500,000	498,910
U.S. Government 25.1%				2,498,228
U.S. Treasury Bill	2.323	02-12-19	2,500,000	2,498,228

	Yield (%)	Shares	Value
Money market funds 4.2%			419,367

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3198(C)	419,367	419,367

Total investments (Cost $9,586,585) 95.7%	$9,540,201
Other assets and liabilities, net 4.3%	425,349
Total net assets 100.0%	$9,965,550

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	For this type of option, notional amounts are equivalent to number of contracts.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	28	Long	Mar 2019	$5,907,181	$5,945,188	$38,007
5-Year U.S. Treasury Note Futures	21	Long	Mar 2019	2,409,629	2,412,047	2,418
CME E-Mini Financial Sector Futures	1	Long	Mar 2019	75,262	79,750	4,488
S&P 500 Index E-Mini Communication Services Sector Futures	2	Long	Mar 2019	113,835	120,825	6,990
S&P 500 Index E-Mini Real Estate Sector Futures	2	Long	Mar 2019	79,992	83,150	3,158
SGX Nifty 50 Futures	10	Long	Feb 2019	213,630	217,111	3,481
10-Year U.S. Treasury Note Futures	14	Short	Mar 2019	(1,721,472)	(1,714,563)	6,909
CME E-Mini Consumer Discretionary Sector Futures	1	Short	Mar 2019	(104,564)	(109,900)	(5,336)
CME E-Mini Energy Sector Futures	1	Short	Mar 2019	(63,347)	(64,170)	(823)
CME E-Mini Technology Sector Futures	1	Short	Mar 2019	(62,615)	(66,620)	(4,005)
Ultra U.S. Treasury Bond Futures	4	Short	Mar 2019	(643,616)	(644,500)	(884)
						$54,403
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	500,000	GBP	436,398	Citibank N.A.	2/27/2019	$354	—
EUR	500,000	GBP	436,379	Royal Bank of Canada	2/27/2019	380	—
EUR	450,000	NOK	4,384,259	Bank of America, N.A.	2/27/2019	—	$(4,331)
EUR	500,000	USD	572,755	Bank of America, N.A.	2/27/2019	653	—
EUR	500,000	USD	573,097	Morgan Stanley Capital Services, Inc.	2/27/2019	311	—
SEK	5,185,094	EUR	500,000	Royal Bank of Canada	2/7/2019	735	—
USD	570,416	EUR	500,000	State Street Bank and Trust Company	2/27/2019	—	(2,991)
						$2,433	$(7,322)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro versus Pound Sterling	Goldman Sachs Bank USA	EUR	0.89	Mar 2019	1,000,000	$9,930	$(9,375)
Euro versus Pound Sterling	Goldman Sachs Bank USA	EUR	0.95	Oct 2019	1,000,000	16,199	(11,240)
Euro versus Swedish Krona	UBS AG	EUR	10.50	Feb 2019	3,000,000	10,653	(1,212)
Euro versus U.S. Dollar	Morgan Stanley and Company, Inc.	EUR	1.17	Feb 2019	750,000	2,119	(94)
Norwegian Krone versus Swedish Krona	Goldman Sachs Bank Paris	NOK	1.10	Jul 2019	12,500,000	4,111	(6,818)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	7

Foreign currency options (continued)
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
U.S. Dollar versus Chinese Yuan	UBS Securities LLC	USD	7.25	Feb 2019	5,000,000	20,800	(5)
U.S. Dollar versus Chinese Yuan	UBS Securities LLC	USD	7.05	Feb 2019	2,500,000	9,275	(3)
						$73,087	$(28,747)
Puts
Australian Dollar versus Japanese Yen	HSBC Bank USA	AUD	79.00	Jun 2019	1,000,000	37,854	(20,322)
Australian Dollar versus Japanese Yen	UBS AG	AUD	76.00	Jun 2019	1,000,000	15,715	(10,302)
Australian Dollar versus Norwegian Krone	HSBC Bank USA	AUD	5.90	Mar 2019	1,250,000	4,218	(1,620)
Euro versus Norwegian Krone	Goldman Sachs Bank Paris	EUR	9.40	Mar 2019	2,500,000	1,866	(1,597)
Euro versus U.S. Dollar	HSBC Bank USA	EUR	1.09	Oct 2019	1,200,000	11,989	(6,567)
						$71,642	$(40,408)
						$144,729	$(69,155)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	250,000	USD	USD LIBOR BBA	Fixed 2.679%	Semi-Annual	Quarterly	Jan 2021	—	$393	$393
								—	$393	$393

Derivatives Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
At 1-31-19, the aggregate cost of investments for federal income tax purposes was $9,441,856. Net unrealized appreciation aggregated to $79,097, of which $158,084 related to gross unrealized appreciation and $78,987 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
8	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $9,586,585)	$9,540,201
Receivable for centrally cleared swaps	393
Unrealized appreciation on forward foreign currency contracts	2,433
Receivable for futures variation margin	7,460
Foreign currency, at value (Cost $175,629)	177,829
Collateral held at broker for futures contracts	330,936
Dividends and interest receivable	3,344
Receivable for investments sold	15,098
Receivable from affiliates	110
Other assets	3,511
Total assets	10,081,315
Liabilities
Unrealized depreciation on forward foreign currency contracts	7,322
Written options, at value (Premiums received $144,729)	69,155
Payable to affiliates
Accounting and legal services fees	392
Transfer agent fees	1,039
Trustees' fees	352
Other liabilities and accrued expenses	37,505
Total liabilities	115,765
Net assets	$9,965,550
Net assets consist of
Paid-in capital	$10,093,703
Total distributable earnings (loss)	(128,153)
Net assets	$9,965,550

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,864,608 ÷ 623,959 shares)[1]	$7.80
Class I ($5,100,942 ÷ 649,577 shares)	$7.85
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$8.21

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	9

STATEMENT OF OPERATIONS For the six months ended  1-31-19 (unaudited)

Investment income
Interest	$114,799
Less foreign taxes withheld	(145)
Total investment income	114,654
Expenses
Investment management fees	52,317
Distribution and service fees	7,375
Accounting and legal services fees	890
Transfer agent fees	6,336
Trustees' fees	261
Custodian fees	5,111
Printing and postage	8,334
Professional fees	22,324
Other	5,802
Total expenses	108,750
Less expense reductions	(28,408)
Net expenses	80,342
Net investment income	34,312
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,217
Futures contracts	(136,906)
Forward foreign currency contracts	(61,199)
Written options	50,511
(145,377)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(22,941)
Futures contracts	56,037
Forward foreign currency contracts	(6,521)
Written options	(2,593)
Swap contracts	393
24,375
Net realized and unrealized loss	(121,002)
Decrease in net assets from operations	$(86,690)

10	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-19 (unaudited)	Year ended 7-31-18
Increase (decrease) in net assets
From operations
Net investment income	$34,312	$137,175
Net realized gain (loss)	(145,377)	2,950,225
Change in net unrealized appreciation (depreciation)	24,375	(2,503,267)
Increase (decrease) in net assets resulting from operations	(86,690)	584,133
Distributions to shareholders
From net investment income and net realized gain
Class A	(1,082,050)	—
Class I	(1,230,106)	—
From net investment income
Class A	—	(168,105)
Class I	—	(205,847)
Total distributions	(2,312,156)	(373,952)
From fund share transactions	1,850,839	(31,994,575)
Total decrease	(548,007)	(31,784,394)
Net assets
Beginning of period	10,513,557	42,297,951
End of period[1]	$9,965,550	$10,513,557

[1]	Net assets - End of year includes undistributed net investment income of $(85,379) at July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	11

Financial highlights
CLASS A SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$10.13	$10.50	$10.09	$10.43	$10.92	$11.07
Net investment income[2]	0.02	0.07	0.12	0.17	0.21	0.31
Net realized and unrealized gain (loss) on investments	(0.12)	(0.08)	0.45	(0.27)	(0.10)	0.42
Total from investment operations	(0.10)	(0.01)	0.57	(0.10)	0.11	0.73
Less distributions
From net investment income	—	(0.36)	(0.16)	(0.23)	(0.32)	(0.35)
From net realized gain	(2.23)	—	—	(0.01)	(0.28)	(0.53)
Total distributions	(2.23)	(0.36)	(0.16)	(0.24)	(0.60)	(0.88)
Net asset value, end of period	$7.80	$10.13	$10.50	$10.09	$10.43	$10.92
Total return (%)[3,4]	(0.93) [5]	(0.17)	5.74	(0.96)	1.07	6.89
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$32	$30	$31	$33
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	2.23 [7]	1.89	1.71	1.77	1.66	1.62
Expenses including reductions[6]	1.70 [7]	1.70	1.70	1.70	1.66	1.60
Net investment income	0.49 [7]	0.62	1.22	1.67	1.93	2.87
Portfolio turnover (%)	0	171	73	55	62	119

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
12	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$10.18	$10.52	$10.12	$10.46	$10.95	$11.10
Net investment income[2]	0.04	0.05	0.16	0.20	0.24	0.35
Net realized and unrealized gain (loss) on investments	(0.14)	— [3]	0.43	(0.27)	(0.10)	0.42
Total from investment operations	(0.10)	0.05	0.59	(0.07)	0.14	0.77
Less distributions
From net investment income	—	(0.39)	(0.19)	(0.26)	(0.35)	(0.39)
From net realized gain	(2.23)	—	—	(0.01)	(0.28)	(0.53)
Total distributions	(2.23)	(0.39)	(0.19)	(0.27)	(0.63)	(0.92)
Net asset value, end of period	$7.85	$10.18	$10.52	$10.12	$10.46	$10.95
Total return (%)[4]	(0.70) [5]	0.32	5.94	(0.63)	1.40	7.19
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$10	$10	$9	$10
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.95 [7]	1.59	1.40	1.45	1.35	1.30
Expenses including reductions[6]	1.39 [7]	1.39	1.39	1.39	1.35	1.28
Net investment income	0.80 [7]	0.66	1.53	1.98	2.24	3.19
Portfolio turnover (%)	0	171	73	55	62	119

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	13

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Diversified Strategies Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       14

factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Purchased options	$138,270	—	$138,270	—
Short-term investments	9,401,931	$419,367	8,982,564	—
Total investments in securities	$9,540,201	$419,367	$9,120,834	—
Derivatives:
Assets
Futures	$65,451	$65,451	—	—
Forward foreign currency contracts	2,433	—	$2,433	—
Swap contracts	393	—	393	—
Liabilities
Futures	(11,048)	(11,048)	—	—
Forward foreign currency contracts	(7,322)	—	(7,322)	—
Written options	(69,155)	—	(69,155)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       15

investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2019 were $1,003.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       16

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instruments. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and swaps are typically traded through the OTC market. Certain forwards and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts and receivable for centrally-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and centrally-cleared transactions, if any, are identified in the Fund's investments.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       17

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2019, the fund used futures contracts to maintain diversity of the fund, manage against anticipated changes in securities market, gain exposure to certain securities markets and as a substitute for securities purchased. The fund held futures contracts with notional values ranging from $5.0 million to $11.4 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $4.0 million to $9.2 million, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       18

premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended January 31, 2019, the fund used purchased options contracts to manage against anticipated currency exchange rates, and to gain exposure to foreign currency. The fund held purchased options contracts with market values ranging from $87,238 to $138,270, as measured at each quarter end.

During the six months ended January 31, 2019, the fund wrote option contracts to manage against anticipated currency exchange rates, and to gain exposure to foreign currency. The fund held written options contracts with market values ranging from $14,058 to $69,156, as measured at each quarter end.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the six months ended January 31, 2019, the fund used interest rate swaps to manage against anticipated interest rate changes. The fund held interest rate swaps with total USD notional amounts ranging up to $250,000, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at six months ended January 31, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Equity	Receivable/payable for futures variation margin	Futures†	$18,117	($10,164)
Interest rate	Receivable/payable for futures variation margin	Futures†	47,334	(884)

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Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	$2,433	($7,322)
Foreign currency	Unaffiliated Investments, at value*	Purchased options	138,270	—
Foreign currency	Written options, at value	Written options	—	(69,155)
Interest rate	Receivable for centrally cleared swap contracts, at value	Interest rate swaps^	393	—
			$206,547	($87,525)
† Reflects cumulative appreciation/depreciation on futures as disclosed in the Fund's Investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
* Purchased options are included in the Fund's investments
^ Reflects cumulative value of swap contracts. Receivable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.

OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$2,433	($7,322)
Purchased options	138,270
Written options		(69,155)
Totals	$140,703	($76,477)

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
Bank of America, N.A.	($3,678)	—	—	($3,678)
Citibank N.A.	354	—	—	354
Goldman Sachs Bank Paris	44,710	—	—	44,710
Goldman Sachs Bank USA	1,168	—	—	1,168
HSBC Bank USA	7,283	—	—	7,283
Morgan Stanley & Company, Inc.	443	—	—	443
Morgan Stanley Capital Services, Inc.	311	—	—	311
Pacific International Securities	20,323	—	—	20,323
Royal Bank of Canada	1,115	—	—	1,115
State Street Bank and Trust Company	(2,991)	—	—	(2,991)
UBS AG	(4,842)	—	—	(4,842)
UBS Securities LLC	30	—	—	30
Totals	$64,226	—	—	$64,226

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Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Equity	—	($134,401)	—	$1,596	($132,805)
Foreign currency	($58,990)	—	($61,199)	30,502	(89,687)
Interest rate	(10,669)	(2,505)	—	18,413	5,239
Total	($69,659)	($136,906)	($61,199)	$50,511	($217,253)
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Equity	($9,373)	$6,261	—	—	—	($3,112)
Foreign currency	(8,683)	—	($6,521)	($2,593)	—	(17,797)
Interest rate	—	49,776	—	—	$393	50,169
Total	($18,056)	$56,037	($6,521)	($2,593)	$393	$29,260
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.00% of the first $500 million of the fund's average daily net assets and (b) 0.95% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       21

indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to reduce its management fee or, if necessary, make payments to Class A and Class I shares, in an amount equal to the amount by which the expenses of Class A and Class I shares exceed 1.70% and 1.39%, respectively, of average annual net assets. For purposes of this agreement, expenses mean all fund level and class specific operating expenses, excluding: (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) underlying fund expenses (acquired fund fees), and (f) short dividend expense. This agreement will remain in effect until terminated at any time by the Advisor upon notice to the fund.

The expense reductions described above amounted to $12,939 and $15,469 for Class A and Class I shares, respectively, for the six months ended January 31, 2019.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2019 were equivalent to a net annual effective rate of 0.46% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% for Class A distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended January 31, 2019, there were no sales charges assessed for Class A shares.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2019, there were no CDSCs received by the Distributor for Class A.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are

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determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$7,375	$2,686
Class I	—	3,650
Total	$7,375	$6,336

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$500,000	1	1.910%	$27

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2019 and for the year ended July 31, 2018 were as follows:

		Six months ended 1-31-19		Year ended 7-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	—	—	468,051	$5,000,000
Distributions reinvested	139,619	$1,082,050	16,289	168,105
Repurchased	—	—	(3,048,222)	(32,562,941)
Net increase	139,619	$1,082,050	(2,563,882)	$(27,394,836)
Class I shares
Sold	—	—	476,551	$5,103,441
Distributions reinvested	157,706	$1,230,106	19,927	205,847
Repurchased	(58,934)	(461,317)	(924,521)	(9,909,027)
Net increase	98,772	$768,789	(428,043)	$(4,599,739)
Total net increase (decrease)	238,391	$1,850,839	(2,991,925)	$(31,994,575)

Affiliates of the fund owned 100% of shares of Class A and Class I on January 31, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       23

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $0 and $140,938, respectively, for the six months ended January 31, 2019.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       24

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Managers

Christopher Fellingham
Andrew Graham
Mark Holden, CFA
Nathan Thooft, CFA
Christopher Walsh, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. Effective April 30, 2019, all of the fund's holdings as of the end of the third month of every fiscal quarter will be filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-Q is available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       25

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
392SA 1/19 3/19

John Hancock

Global Absolute Return Strategies Fund

Semiannual report 1/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R6, and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

It's been a challenging time for equity investors as stock markets across many major economies worldwide posted losses for the period. In the United States, heightened fears of a full-blown trade war with China weighed on investor sentiment—despite relatively supportive U.S. economic fundamentals. Looking overseas, global economic growth slowed somewhat in the latter half of 2018, and many international markets found themselves confronted by challenging issues that may not abate in the near future.

Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality, particularly in the final months of the period.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Absolute Return Strategies Fund

2	Your fund at a glance
3	Portfolio Summary
5	A look at performance
7	Your expenses
9	Fund's investments
40	Financial statements
44	Financial highlights
50	Notes to financial statements
63	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term total return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/19 (%)

The ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index tracks the average interest rate at which a selection of banks in London are prepared to lend to one another in U.S. dollars with a constant maturity of 6 months.

The MSCI World Index is a free float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of global developed markets, and is included here as a broad measure of market performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       2

Portfolio summary

PORTFOLIO ALLOCATION AS OF 1/31/19 (%)

Foreign government obligations	24.0
Common stocks	17.8
Energy	5.3
Financials	2.9
Health care	2.0
Industrials	1.5
Consumer staples	1.3
Information technology	1.1
Materials	1.1
Consumer discretionary	1.1
Communication services	0.9
Utilities	0.4
Real estate	0.2
U.S. Government	10.9
Corporate bonds	3.8
Purchased options	2.3
Short-term investments and other	41.2
Time deposits	23.3
Money market funds	7.9
U.S. Government	5.0
Certificate of deposit	1.1
Other assets and liabilities, net	3.9
TOTAL	100.0
As a percentage of net assets.

PORTFOLIO COMPOSITION AS OF 1/31/19 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       3

COUNTRY COMPOSITION AS OF 1/31/19 (%)

United States	36.2
Brazil	11.1
France	9.5
Mexico	5.5
Germany	4.7
United Kingdom	4.2
Belgium	4.1
Canada	3.9
Japan	3.9
Switzerland	2.5
Other Countries	14.4
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JANUARY 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-9.58	-0.64	1.26	-5.38	-3.14	9.30
Class C2	-6.41	-0.31	1.33	-1.80	-1.55	9.90
Class I3	-4.50	0.69	2.33	-0.29	3.52	17.84
Class R2[2,3]	-4.83	0.22	1.82	-0.40	1.11	13.66
Class R6[2,3]	-4.40	0.82	2.40	-0.20	4.18	18.35
Class NAV[3]	-4.40	0.82	2.43	-0.20	4.17	18.65
Index 1†	2.19	0.98	0.88	1.25	4.99	6.46
Index 2†	-6.54	6.94	10.68	-5.00	39.86	105.96

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until June 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.65	2.35	1.35	1.76	1.26	1.24
Net (%)	1.64	2.34	1.34	1.75	1.25	1.23

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is The ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index; Index 2 is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Absolute Return Strategies Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	12-19-11	10,990	10,990	10,646	20,596
Class I3	12-19-11	11,784	11,784	10,646	20,596
Class R2[2,3]	12-19-11	11,366	11,366	10,646	20,596
Class R6[2,3]	12-19-11	11,835	11,835	10,646	20,596
Class NAV[3]	12-19-11	11,865	11,865	10,646	20,596

The ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index tracks the average interest rate at which a selection of banks in London are prepared to lend to one another in U.S. dollars with a constant maturity of 6 months.

The MSCI World Index is a free float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of global developed markets and is included here as a broad measure of market performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-19-11.
2	Class C shares were first offered on 8-1-12; Class R2 and Class R6 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares (first offered on 12-19-11) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2018, with the same investment held until January 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	7

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2018	Ending value on 1-31-2019	Expenses paid during period ended 1-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 996.00	$ 8.40	1.67%
	Hypothetical example	1,000.00	1,016.80	8.49	1.67%
Class C	Actual expenses/actual returns	1,000.00	992.00	11.90	2.37%
	Hypothetical example	1,000.00	1,013.30	12.03	2.37%
Class I	Actual expenses/actual returns	1,000.00	997.10	7.05	1.40%
	Hypothetical example	1,000.00	1,018.10	7.12	1.40%
Class R2	Actual expenses/actual returns	1,000.00	996.00	8.70	1.73%
	Hypothetical example	1,000.00	1,016.50	8.79	1.73%
Class R6	Actual expenses/actual returns	1,000.00	998.00	6.45	1.28%
	Hypothetical example	1,000.00	1,018.80	6.51	1.28%
Class NAV	Actual expenses/actual returns	1,000.00	998.00	6.40	1.27%
	Hypothetical example	1,000.00	1,018.80	6.46	1.27%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
8	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 1-31-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 10.9%					$196,851,739
(Cost $198,920,215)
United States 10.9%					196,851,739
U.S. Treasury
Treasury Inflation Protected Security	0.625	02-15-43		17,766,300	17,594,704
Treasury Inflation Protected Security	0.750	02-15-42		17,858,600	18,613,989
Treasury Inflation Protected Security	0.750	02-15-45		17,700,100	17,488,475
Treasury Inflation Protected Security	0.875	02-15-47		15,988,100	15,835,476
Treasury Inflation Protected Security	1.000	02-15-46		15,674,000	16,321,618
Treasury Inflation Protected Security	1.000	02-15-48		13,668,600	13,682,129
Treasury Inflation Protected Security	1.375	02-15-44		17,727,400	20,391,592
Treasury Inflation Protected Security	2.125	02-15-40		11,597,500	16,308,596
Treasury Inflation Protected Security	2.125	02-15-41		18,449,400	25,733,021
Treasury Inflation Protected Security (A)	3.375	04-15-32		8,221,200	15,353,426

Treasury Inflation Protected Security (A)	3.875	04-15-29		9,819,000	19,528,713
Foreign government obligations 24.0%					$432,761,377
(Cost $417,573,971)
Argentina 0.3%					5,013,285
Provincia de Buenos Aires Bond (Argentina Deposit Rate Badlar Private Banks + 3.830%) (B)	50.913	05-31-22	ARS	35,219,000	903,511
Republic of Argentina Bond (7 day Argentina Central Bank Repo Reference Rate) (B)	55.908	06-21-20	ARS	139,210,006	4,109,774
Brazil 11.0%					197,986,640
Federative Republic of Brazil
Bill (C)	6.504	07-01-20	BRL	185,323,000	46,415,861
Bill (C)	7.200	07-01-21	BRL	222,861,000	51,534,773
Note	10.000	01-01-21	BRL	54,616,000	15,738,473
Note	10.000	01-01-23	BRL	163,398,000	47,499,881
Note	10.000	01-01-25	BRL	45,417,000	13,243,104
Note	10.000	01-01-27	BRL	80,686,000	23,554,548
Colombia 1.1%					20,173,611
Republic of Colombia
Bond	7.500	08-26-26	COP	6,421,400,000	2,198,350
Bond	7.750	09-18-30	COP	25,884,200,000	8,890,518
Bond	10.000	07-24-24	COP	24,003,300,000	9,084,743
Czech Republic 0.2%					4,387,678
Czech Republic
Bond	0.450	10-25-23	CZK	52,460,000	2,204,433
Bond	2.400	09-17-25	CZK	47,070,000	2,183,245
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic 0.1%					$2,537,872
Government of Dominican Republic Bond (D)	11.250	02-05-27	DOP	124,900,000	2,537,872
Hungary 0.4%					6,357,749
Republic of Hungary Bond	1.000	09-23-20	HUF	1,739,960,000	6,357,749
Indonesia 1.3%					23,096,865
Republic of Indonesia
Bond	5.625	05-15-23	IDR	13,342,000,000	878,724
Bond	7.000	05-15-22	IDR	45,244,000,000	3,174,586
Bond	7.000	05-15-27	IDR	113,412,000,000	7,487,749
Bond	7.500	08-15-32	IDR	29,805,000,000	1,955,370
Bond	7.500	05-15-38	IDR	17,204,000,000	1,119,845
Bond	8.250	05-15-36	IDR	28,706,000,000	2,006,184
Bond	8.375	09-15-26	IDR	53,536,000,000	3,839,362
Bond	8.375	03-15-34	IDR	37,166,000,000	2,635,045
Malaysia 0.7%					11,778,719
Government of Malaysia
Bond	3.492	03-31-20	MYR	7,684,000	1,875,950
Bond	3.844	04-15-33	MYR	4,758,000	1,089,380
Bond	4.059	09-30-24	MYR	19,490,000	4,796,091
Bond	4.160	07-15-21	MYR	7,426,000	1,836,389
Bond	4.378	11-29-19	MYR	8,865,000	2,180,909
Mexico 4.8%					85,921,250
Government of Mexico
Bond	6.500	06-09-22	MXN	162,369,800	8,063,446
Bond	7.500	06-03-27	MXN	64,658,300	3,190,505
Bond	8.000	12-07-23	MXN	563,087,700	29,190,247
Bond	8.000	11-07-47	MXN	73,396,500	3,521,082
Bond	8.500	11-18-38	MXN	93,721,000	4,779,013
Bond	10.000	12-05-24	MXN	658,820,700	37,176,957
Peru 0.5%					9,941,308
Republic of Peru
Bond (D)	5.940	02-12-29	PEN	14,330,000	4,401,190
Bond	6.900	08-12-37	PEN	6,444,000	2,078,862
Bond	8.200	08-12-26	PEN	9,792,000	3,461,256
Philippines 0.5%					9,068,363
Republic of Philippines
Bond	5.750	04-12-25	PHP	183,670,000	3,430,562
Bond	6.250	03-22-28	PHP	62,030,000	1,177,839
Bond	6.250	01-14-36	PHP	25,000,000	494,253
Bond	6.875	01-10-29	PHP	199,580,000	3,965,709
Poland 0.8%					14,774,122
Republic of Poland
Bond	1.500	04-25-20	PLN	24,997,000	6,722,920
10	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Poland (continued)
Bond	5.250	10-25-20	PLN	24,867,000	$7,114,678
Bond	5.500	10-25-19	PLN	3,382,000	936,524
South Africa 1.1%					19,238,531
Republic of South Africa
Bond	6.250	03-31-36	ZAR	35,369,000	1,953,726
Bond	8.000	01-31-30	ZAR	45,074,000	3,142,751
Bond	8.250	03-31-32	ZAR	29,615,000	2,046,586
Bond	8.750	02-28-48	ZAR	64,655,000	4,467,558
Bond	9.000	01-31-40	ZAR	29,067,000	2,072,060
Bond	10.500	12-21-26	ZAR	66,634,000	5,555,850
Thailand 0.6%					11,623,662
Kingdom of Thailand
Bond	1.250	03-12-28	THB	302,113,000	9,342,857
Bond	3.650	12-17-21	THB	67,861,000	2,280,805
Turkey 0.5%					8,818,940
Republic of Turkey
Bond	3.000	08-02-23	TRY	6,718,104	2,338,552
Bond	7.100	03-08-23	TRY	13,741,000	2,034,561
Bond	9.200	09-22-21	TRY	10,856,000	1,788,094
Bond	9.500	01-12-22	TRY	4,526,000	744,602
Bond	12.200	01-18-23	TRY	10,904,000	1,913,131
Uruguay 0.1%					2,042,782

Republic of Uruguay Bond	4.375	12-15-28	UYU	35,261,393	2,042,782
Corporate bonds 3.8%					$67,900,760
(Cost $68,694,089)
Australia 0.0%					329,061
BHP Billiton Finance, Ltd. (6.500% to 10-22-22, then 5 Year British Pound Swap Rate + 4.817%)	6.500	10-22-77	GBP	225,000	329,061
Austria 0.0%					280,986
Sappi Papier Holding GmbH	4.000	04-01-23	EUR	240,000	280,986
Canada 0.1%					1,048,338
Clearwater Seafoods, Inc. (D)	6.875	05-01-25		400,000	385,000
First Quantum Minerals, Ltd. (D)	7.000	02-15-21		665,000	663,338
Cayman Islands 0.0%					417,354
Tecnoglass, Inc. (D)	8.200	01-31-22		399,000	417,354
Denmark 0.1%					2,386,623
Danske Bank A/S (5.875% to 4-6-22, then 7 Year Euro Swap Rate + 5.471%) (E)	5.875	04-06-22	EUR	225,000	259,090
DKT Finance ApS (D)	9.375	06-17-23		1,213,000	1,276,683
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Denmark (continued)
Welltec A/S (D)	9.500	12-01-22		884,000	$850,850
France 0.1%					1,666,127
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24		680,000	712,739
Crown European Holdings SA	2.250	02-01-23	EUR	295,000	345,367
La Financiere Atalian SASU	4.000	05-15-24	EUR	115,000	101,788
Paprec Holding SA	4.000	03-31-25	EUR	160,000	155,613
SPCM SA (D)	4.875	09-15-25		373,000	350,620
Germany 0.1%					2,300,557
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (E)	7.625	04-30-20	EUR	200,000	235,104
IHO Verwaltungs GmbH (2.750% Cash or 3.500% PIK)	2.750	09-15-21	EUR	210,000	240,329
IHO Verwaltungs GmbH (3.250% Cash or 4.000% PIK)	3.250	09-15-23	EUR	110,000	123,434
Nidda Healthcare Holding GmbH	3.500	09-30-24	EUR	220,000	245,431
Platin 1426 GmbH	5.375	06-15-23	EUR	237,000	252,313
RWE AG (7.000% to 3-20-19, then 5 Year British Pound Swap Rate + 5.100%) (E)	7.000	03-20-19	GBP	300,000	395,446
Tele Columbus AG (D)	3.875	05-02-25	EUR	290,000	302,784
Unitymedia Hessen GmbH & Company KG	4.000	01-15-25	EUR	425,000	505,716
India 0.1%					602,472
Vedanta Resources PLC (D)	6.375	07-30-22		624,000	602,472
Ireland 0.1%					996,120
Ardagh Packaging Finance PLC (D)	4.250	09-15-22		200,000	197,960
Ardagh Packaging Finance PLC (D)	4.625	05-15-23		200,000	200,000
Ardagh Packaging Finance PLC	6.750	05-15-24	EUR	235,000	284,110
Smurfit Kappa Acquisitions ULC	4.125	01-30-20	EUR	265,000	314,050
Italy 0.1%					901,313
Telecom Italia SpA (D)	5.303	05-30-24		372,000	353,400
UniCredit SpA	6.950	10-31-22	EUR	255,000	331,456
Wind Tre SpA	2.625	01-20-23	EUR	210,000	216,457
Luxembourg 0.1%					2,395,041
Altice Luxembourg SA (D)	7.750	05-15-22		300,000	291,000
Cirsa Finance International Sarl (D)	6.250	12-20-23	EUR	328,000	390,430
Cirsa Finance International Sarl (D)	7.875	12-20-23		352,000	357,192
Dufry Finance SCA	4.500	08-01-23	EUR	175,000	207,024
Garfunkelux Holdco 3 SA	8.500	11-01-22	GBP	200,000	220,348
Intralot Capital Luxembourg SA	5.250	09-15-24	EUR	319,000	250,306
Matterhorn Telecom SA	3.875	05-01-22	EUR	330,000	374,603
Telecom Italia Finance SA	7.750	01-24-33	EUR	221,000	304,138
12	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Mexico 0.7%					$13,077,272
Cemex SAB de CV (D)	5.700	01-11-25		270,000	273,645
Mexican Bonos	7.250	12-09-21	MXN	227,068,500	11,580,912
Petroleos Mexicanos	7.190	09-12-24	MXN	29,784,800	1,222,715
Netherlands 0.3%					4,233,658
Cimpress NV (D)	7.000	06-15-26		429,000	416,130
Energizer Gamma Acquisition BV (D)	4.625	07-15-26	EUR	310,000	348,112
InterXion Holding NV (D)	4.750	06-15-25	EUR	385,000	461,111
OCI NV	5.000	04-15-23	EUR	335,000	402,133
OI European Group BV (D)	4.000	03-15-23		502,000	485,685
Teva Pharmaceutical Finance Netherlands II BV	1.250	03-31-23	EUR	160,000	172,323
Teva Pharmaceutical Finance Netherlands II BV	3.250	04-15-22	EUR	145,000	171,485
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28		611,000	635,103
UPCB Finance IV, Ltd. (D)	5.375	01-15-25		630,000	606,375
Ziggo Bond Company BV	7.125	05-15-24	EUR	325,000	390,594
Ziggo BV	4.250	01-15-27	EUR	125,000	144,607
Norway 0.0%					424,428
Nassa Topco AS	2.875	04-06-24	EUR	360,000	424,428
Sweden 0.0%					274,786
Verisure Holding AB (D)	3.500	05-15-23	EUR	238,000	274,786
United Kingdom 0.2%					4,154,964
Arqiva Broadcast Finance PLC	6.750	09-30-23	GBP	370,000	505,156
International Game Technology PLC (D)	3.500	07-15-24	EUR	258,000	291,174
KCA Deutag UK Finance PLC (D)	9.625	04-01-23		434,000	327,670
Pinnacle Bidco PLC	6.375	02-15-25	GBP	250,000	329,678
TalkTalk Telecom Group PLC	5.375	01-15-22	GBP	250,000	326,709
Tesco Property Finance 2 PLC	6.052	10-13-39	GBP	222,498	348,694
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21		700,000	745,290
Thomas Cook Finance 2 PLC	3.875	07-15-23	EUR	175,000	137,830
Thomas Cook Group PLC	6.250	06-15-22	EUR	150,000	135,583
Virgin Media Finance PLC (D)	6.000	10-15-24		520,000	526,656
Virgin Media Secured Finance PLC	5.500	01-15-25	GBP	234,900	311,945
Virgin Media Secured Finance PLC (6.000% to 1-15-21, then 11.000% thereafter) (D)	6.000	01-15-25	GBP	115,000	168,579
United States 1.8%					32,411,660
ACI Worldwide, Inc. (D)	5.750	08-15-26		418,000	428,963
Alliance Data Systems Corp. (D)	5.375	08-01-22		681,000	681,000
Ally Financial, Inc.	5.750	11-20-25		478,000	497,120
Apergy Corp.	6.375	05-01-26		478,000	470,233
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	13

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Avantor, Inc.	4.750	10-01-24	EUR	467,000	$550,042
Bausch Health Companies, Inc. (D)	5.500	11-01-25		236,000	235,377
Bausch Health Companies, Inc. (D)	7.000	03-15-24		736,000	772,340
Bruin E&P Partners LLC (D)	8.875	08-01-23		509,000	484,507
Builders FirstSource, Inc. (D)	5.625	09-01-24		451,000	430,141
Calpine Corp. (D)	5.250	06-01-26		275,000	261,250
CCO Holdings LLC (D)	5.875	04-01-24		244,000	250,159
CEMEX Finance LLC (D)	6.000	04-01-24		490,000	499,315
Centene Corp.	4.750	01-15-25		382,000	387,253
Century Communities, Inc.	5.875	07-15-25		597,000	549,240
CenturyLink, Inc.	5.625	04-01-20		307,000	309,778
CFX Escrow Corp. (D)	6.000	02-15-24		106,000	106,000
CFX Escrow Corp. (D)	6.375	02-15-26		63,000	63,000
Change Healthcare Holdings LLC (D)	5.750	03-01-25		378,000	361,935
Charter Communications Operating LLC	6.384	10-23-35		581,000	621,396
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		692,000	762,792
Cheniere Energy Partners LP	5.250	10-01-25		302,000	303,507
Commercial Metals Company	5.750	04-15-26		489,000	463,328
Consolidated Communications, Inc.	6.500	10-01-22		506,000	462,990
CSC Holdings LLC (D)	6.500	02-01-29		389,000	394,349
CSC Holdings LLC (D)	10.875	10-15-25		497,000	572,793
DaVita, Inc.	5.125	07-15-24		424,000	417,767
Dell International LLC (D)	5.875	06-15-21		437,000	444,089
EMI Music Publishing Group North America Holdings, Inc. (D)	7.625	06-15-24		338,000	358,510
Encompass Health Corp.	5.750	11-01-24		424,000	428,770
Energy Transfer LP	5.875	01-15-24		218,000	232,715
Energy Transfer LP	7.500	10-15-20		199,000	211,189
ESH Hospitality, Inc. (D)	5.250	05-01-25		353,000	348,976
Exela Intermediate LLC (D)	10.000	07-15-23		377,000	377,943
GLP Capital LP	5.375	04-15-26		248,000	253,290
Graham Holdings Company (D)	5.750	06-01-26		88,000	91,080
Gray Television, Inc. (D)	7.000	05-15-27		349,000	362,820
Harland Clarke Holdings Corp. (D)	6.875	03-01-20		378,000	374,220
Harland Clarke Holdings Corp. (D)	8.375	08-15-22		330,000	309,375
HCA, Inc.	7.500	11-15-95		1,685,000	1,680,788
IQVIA, Inc.	3.250	03-15-25	EUR	215,000	248,803
Iron Mountain, Inc. (D)	5.250	03-15-28		466,000	433,380
j2 Cloud Services LLC (D)	6.000	07-15-25		583,000	584,458
Lennar Corp.	4.750	11-29-27		659,000	624,403
MDC Holdings, Inc.	6.000	01-15-43		521,000	431,128
Meredith Corp. (D)	6.875	02-01-26		516,000	530,190
Moss Creek Resources Holdings, Inc. (D)	7.500	01-15-26		622,000	556,690
MPT Operating Partnership LP	4.000	08-19-22	EUR	215,000	265,579
14	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Navient Corp.	4.875	06-17-19		325,000	$325,406
Netflix, Inc. (D)	5.875	11-15-28		561,000	568,714
New Enterprise Stone & Lime Company, Inc. (D)	6.250	03-15-26		459,000	438,345
Nine Energy Service, Inc. (D)	8.750	11-01-23		170,000	170,425
Novelis Corp. (D)	6.250	08-15-24		495,000	499,950
NRG Energy, Inc.	6.250	05-01-24		181,000	187,335
NRG Energy, Inc.	7.250	05-15-26		407,000	439,764
Oasis Petroleum, Inc.	6.875	03-15-22		387,000	386,033
Oasis Petroleum, Inc.	6.875	01-15-23		81,000	80,291
Parsley Energy LLC (D)	5.375	01-15-25		302,000	299,735
Pitney Bowes, Inc.	3.875	10-01-21		252,000	246,330
Pitney Bowes, Inc.	4.375	05-15-22		206,000	194,052
Post Holdings, Inc. (D)	5.000	08-15-26		424,000	400,765
Sirius XM Radio, Inc. (D)	6.000	07-15-24		368,000	382,260
SM Energy Company	6.750	09-15-26		429,000	422,629
Sprint Corp.	7.625	02-15-25		490,000	512,197
Sprint Corp.	7.625	03-01-26		293,000	304,354
Standard Industries, Inc. (D)	6.000	10-15-25		252,000	253,575
Steel Dynamics, Inc.	4.125	09-15-25		255,000	242,250
Steel Dynamics, Inc.	5.000	12-15-26		248,000	246,760
Tenet Healthcare Corp.	4.500	04-01-21		131,000	131,262
Tenet Healthcare Corp.	4.625	07-15-24		451,000	441,745
Tennant Company	5.625	05-01-25		317,000	313,038
The Goodyear Tire & Rubber Company	5.125	11-15-23		294,000	293,265
T-Mobile USA, Inc.	6.500	01-15-26		446,000	471,645
Versum Materials, Inc. (D)	5.500	09-30-24		255,000	258,825
Viking Cruises, Ltd. (D)	6.250	05-15-25		433,000	433,000
Vistra Energy Corp.	7.375	11-01-22		248,000	257,920
WMG Acquisition Corp. (D)	3.625	10-15-26	EUR	183,000	209,219
WMG Acquisition Corp. (D)	5.500	04-15-26		364,000	359,450
WPX Energy, Inc.	8.250	08-01-23		711,000	790,988
Wyndham Destinations, Inc.	4.150	04-01-24		228,000	221,301
Wyndham Destinations, Inc.	4.500	04-01-27		344,000	328,520
Wyndham Destinations, Inc.	5.100	10-01-25		239,000	238,403
Zayo Group LLC (D)	5.750	01-15-27		223,000	215,460

ZF North America Capital, Inc. (D)	4.750	04-29-25		375,000	361,478
Convertible bonds 0.0%					$106,233
(Cost $113,712)
Italy 0.0%					106,233
Telecom Italia SpA	1.125	03-26-22	EUR	100,000	106,233

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	15

	Shares	Value
Common stocks 17.8%		$321,513,282
(Cost $298,337,741)
Belgium 0.1%		2,099,315
Umicore SA	49,656	2,099,315
Canada 0.1%		1,580,271
Alimentation Couche-Tard, Inc., Class B	12,027	653,364
Restaurant Brands International, Inc.	14,795	926,907
China 0.0%		722,892
Tianhe Chemicals Group, Ltd. (D)(F)(G)	4,848,409	722,892
Denmark 0.3%		5,118,496
Coloplast A/S, B Shares	19,916	1,819,311
Novo Nordisk A/S, B Shares	70,396	3,299,185
Finland 0.6%		11,235,383
Kesko OYJ, B Shares	17,601	1,012,806
Kone OYJ, B Shares	43,941	2,136,542
Nokia OYJ	357,569	2,258,995
Nordea Bank ABP	292,287	2,660,188
Sampo OYJ, A Shares	40,253	1,844,201
Wartsila OYJ ABP	81,002	1,322,651
France 1.6%		27,950,022
Airbus SE	21,989	2,534,448
AXA SA	157,900	3,661,721
Cie Generale des Etablissements Michelin SCA	18,102	1,966,269
Orange SA	162,978	2,527,848
Thales SA	5,881	650,375
TOTAL SA	267,178	14,646,965
Vivendi SA	76,960	1,962,396
Germany 0.7%		12,423,128
Allianz SE	8,772	1,861,174
Bayer AG	38,152	2,891,756
Covestro AG (D)	21,232	1,173,270
Deutsche Post AG	72,291	2,135,191
Siemens AG	30,050	3,299,417
TUI AG	70,160	1,062,320
Hong Kong 0.0%		0
China Metal Recycling Holdings, Ltd. (F)(G)	1,799,400	0
Ireland 0.3%		6,154,210
Allegion PLC	9,035	775,745
CRH PLC	63,442	1,826,148
Medtronic PLC	9,120	806,117
16	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Ireland (continued)
Paddy Power Betfair PLC	18,045	$1,473,951
Ryanair Holdings PLC, ADR (G)	17,919	1,272,249
Italy 0.8%		15,112,263
Enel SpA	612,184	3,699,984
Eni SpA	567,557	9,623,380
Mediobanca Banca di Credito Finanziario SpA	205,273	1,788,899
Netherlands 1.3%		22,722,030
Akzo Nobel NV	33,532	2,886,004
ASML Holding NV	20,511	3,586,699
Koninklijke KPN NV	692,807	2,129,837
Royal Dutch Shell PLC, A Shares	151,093	4,683,934
Royal Dutch Shell PLC, A Shares	305,115	9,435,556
Portugal 0.1%		973,968
Galp Energia SGPS SA	62,336	973,968
Spain 1.0%		18,392,771
Amadeus IT Group SA	14,249	1,036,162
Banco Santander SA	530,780	2,517,289
Bankinter SA	369,187	2,882,699
Industria de Diseno Textil SA	60,074	1,680,459
Repsol SA	585,436	10,276,162
Sweden 0.7%		12,418,424
Assa Abloy AB, B Shares	75,005	1,397,652
Atlas Copco AB, A Shares	52,905	1,380,257
Essity AB, B Shares	79,396	2,196,772
Swedbank AB, A Shares	160,352	3,642,628
Swedish Match AB	36,751	1,646,521
Volvo AB, B Shares	149,522	2,154,594
Switzerland 1.4%		25,096,468
Nestle SA	55,369	4,827,285
Novartis AG	56,923	4,969,422
Partners Group Holding AG	3,400	2,338,535
Roche Holding AG	21,879	5,820,596
Swiss Re AG	21,666	2,077,870
Zurich Insurance Group AG	16,131	5,062,760
United Kingdom 3.6%		64,840,180
Anglo American PLC	64,853	1,657,365
AstraZeneca PLC	12,512	906,391
Aviva PLC	185,367	1,008,136
BAE Systems PLC	210,919	1,418,928
Barratt Developments PLC	149,328	1,056,214
Bellway PLC	23,064	857,801
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	17

	Shares	Value
United Kingdom (continued)
BP PLC	2,192,904	$14,980,008
British American Tobacco PLC	100,659	3,548,225
Dixons Carphone PLC	286,142	518,186
DS Smith PLC	231,717	1,027,635
GlaxoSmithKline PLC	194,733	3,782,594
HSBC Holdings PLC	708,460	5,965,394
Imperial Brands PLC	56,578	1,878,049
Inchcape PLC	149,250	1,123,022
Johnson Matthey PLC	28,627	1,143,633
National Grid PLC	254,303	2,769,198
Phoenix Group Holdings PLC	370,415	3,088,333
Prudential PLC	102,813	2,010,621
Reckitt Benckiser Group PLC	24,524	1,886,986
RELX PLC	98,810	2,188,589
Rio Tinto PLC	75,902	4,199,050
Standard Chartered PLC	288,561	2,327,273
Unilever NV	54,832	2,936,257
Vodafone Group PLC	1,404,935	2,562,292
United States 5.2%		94,673,461
Adobe, Inc. (G)	3,126	774,683
Allergan PLC	4,453	641,143
Alphabet, Inc., Class A (G)	805	906,341
Alphabet, Inc., Class C (G)	2,023	2,258,417
Altria Group, Inc.	6,799	335,531
Amazon.com, Inc. (G)	1,106	1,900,915
American Tower Corp.	11,945	2,064,574
AmerisourceBergen Corp.	6,328	527,565
Anadarko Petroleum Corp.	10,491	496,539
Anthem, Inc.	2,632	797,496
Apple, Inc.	12,001	1,997,446
Bank of America Corp.	56,921	1,620,541
Baxter International, Inc.	17,197	1,246,611
Booking Holdings, Inc. (G)	590	1,081,358
Boston Scientific Corp. (G)	36,670	1,398,961
Broadcom, Inc.	4,008	1,075,146
Burlington Stores, Inc. (G)	5,011	860,439
CDW Corp.	4,635	385,956
Celanese Corp.	9,777	936,246
Chevron Corp.	94,393	10,822,157
Cisco Systems, Inc.	25,339	1,198,281
Citigroup, Inc.	13,982	901,280
CMS Energy Corp.	36,201	1,887,520
Comcast Corp., Class A	32,346	1,182,893
Constellation Brands, Inc., Class A	3,824	664,076
CSX Corp.	10,527	691,624
18	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Deere & Company	7,272	$1,192,608
DowDuPont, Inc.	22,759	1,224,662
Electronic Arts, Inc. (G)	6,817	628,800
Eli Lilly & Company	6,303	755,478
Equinix, Inc.	2,264	892,016
Exxon Mobil Corp.	129,063	9,457,737
First Data Corp., Class A (G)	20,751	511,512
First Republic Bank	11,513	1,112,501
Huntington Bancshares, Inc.	38,350	507,754
Hyatt Hotels Corp., Class A	5,110	357,240
Intercontinental Exchange, Inc.	13,765	1,056,601
Johnson & Johnson	15,166	2,018,291
Lear Corp.	2,574	396,216
Marathon Oil Corp.	42,471	670,617
Martin Marietta Materials, Inc.	1,941	342,936
Marvell Technology Group, Ltd.	43,797	811,558
Mastercard, Inc., Class A	9,855	2,080,686
McDonald's Corp.	6,715	1,200,508
Microsoft Corp.	33,675	3,516,680
Mondelez International, Inc., Class A	22,525	1,042,007
Netflix, Inc. (G)	3,042	1,032,759
NextEra Energy, Inc.	8,142	1,457,255
NVIDIA Corp.	2,976	427,800
Occidental Petroleum Corp.	151,093	10,089,991
Pfizer, Inc.	19,677	835,289
Raytheon Company	6,706	1,104,881
Service Corp. International	8,743	375,250
Steel Dynamics, Inc.	10,564	386,537
The Boeing Company	1,997	770,083
The Charles Schwab Corp.	24,401	1,141,235
The Coca-Cola Company	12,216	587,956
The Home Depot, Inc.	6,079	1,115,679
The TJX Companies, Inc.	12,811	637,091
UnitedHealth Group, Inc.	8,567	2,314,803
Verizon Communications, Inc.	28,091	1,546,690
Vertex Pharmaceuticals, Inc. (G)	4,022	767,840
Wells Fargo & Company	21,271	1,040,365
Yum! Brands, Inc.	6,510	611,810

	Contracts/Notional amount	Value
Purchased options 2.3%		$42,509,053
(Cost $44,691,771)
Calls 0.8%		15,030,741
Exchange Traded Option on FTSE 100 Index (Expiration Date: 12-20-19; Strike Price: GBP 7,050.00; Notional Amount: 200,500) (G)	2,005	5,916,937
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	19

	Contracts/Notional amount	Value
Calls (continued)
Exchange Traded Option on S&P 500 Index (Expiration Date: 3-15-19; Strike Price: $2,580.00; Notional Amount: 26,500) (G)	265	$3,786,850
Exchange Traded Option on S&P 500 Index (Expiration Date: 3-15-19; Strike Price: $2,620.00; Notional Amount: 14,300) (G)	143	1,590,160
Over the Counter Option on Hang Seng China Enterprises Index (Expiration Date: 2-28-19; Strike Price: HKD 10,892.40; Counterparty: Goldman Sachs) (G)(H)	19,342	719,629
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 2-14-19; Strike Price: BRL 93,855.29; Counterparty: Merril Lynch International) (G)(H)	525	598,739
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 2-14-19; Strike Price: BRL 94,110.99; Counterparty: Merril Lynch International) (G)(H)	609	658,770
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 2-14-19; Strike Price: BRL 94,137.16; Counterparty: Merril Lynch International) (G)(H)	596	641,157
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 2-14-19; Strike Price: BRL 94,467.30; Counterparty: Goldman Sachs) (G)(H)	225	225,349
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 2-14-19; Strike Price: BRL 94,672.34; Counterparty: Merril Lynch International) (G)(H)	444	424,627
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 2-14-19; Strike Price: BRL 94,878.27; Counterparty: Morgan Stanley & Company, Inc.) (G)(H)	226	206,051
Over the Counter Option on Swiss Market Index (Expiration Date: 3-18-19; Strike Price: CHF 8,851.79; Counterparty: UBS AG) (G)(H)	532	92,562
Over the Counter Option on Swiss Market Index (Expiration Date: 3-18-19; Strike Price: CHF 8,862.97; Counterparty: UBS AG) (G)(H)	252	42,160
Over the Counter Option on Swiss Market Index (Expiration Date: 3-18-19; Strike Price: CHF 8,870.38; Counterparty: UBS AG) (G)(H)	784	127,750
Puts 1.5%		27,478,312
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-20-19; Strike Price: $6,650.00; Notional Amount: 13,400) (G)	134	5,070,560
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-20-19; Strike Price: $6,700.00; Notional Amount: 6,700) (G)	67	2,648,845
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-20-19; Strike Price: $6,900.00; Notional Amount: 4,600) (G)	46	2,155,330
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-20-19; Strike Price: $7,075.00; Notional Amount: 6,900) (G)	69	3,715,650
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-20-19; Strike Price: $7,550.00; Notional Amount: 3,800) (G)	38	2,973,500
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-20-19; Strike Price: $7,600.00; Notional Amount: 4,400) (G)	44	3,577,200
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-20-19; Strike Price: $7,675.00; Notional Amount: 3,000) (G)	30	2,581,500
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 2-14-19; Strike Price: BRL 86,796.41; Counterparty: Goldman Sachs) (G)(H)	1,231	12,343
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 2-14-19; Strike Price: BRL 87,429.51; Counterparty: Morgan Stanley & Company, Inc.) (G)(H)	645	7,980
20	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Puts (continued)
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 2-14-19; Strike Price: BRL 87,556.78; Counterparty: Goldman Sachs) (G)(H)	749	$9,670
Over the Counter Option on Swiss Market Index (Expiration Date: 3-18-19; Strike Price: CHF 8,450.71; Counterparty: Merrill Lynch International) (G)(H)	2,194	97,374
Over the Counter Option on Swiss Market Index (Expiration Date: 3-18-19; Strike Price: CHF 8,560.68; Counterparty: Merrill Lynch International) (G)(H)	2,194	133,132
Over the Counter Option on the EUR vs. USD (Expiration Date: 8-23-19; Strike Price EUR 1.14; Counterparty: Deutsche Bank AG) (G)(H)	34,000,000	505,739
Over the Counter Option on the EUR vs. USD (Expiration Date: 8-23-19; Strike Price EUR 1.14; Counterparty: Deutsche Bank AG) (G)(H)	36,200,000	538,464
Over the Counter Option on the EUR vs. USD (Expiration Date: 8-23-19; Strike Price EUR 1.14; Counterparty: Deutsche Bank AG) (G)(H)	36,200,000	538,464
Over the Counter Option on the EUR vs. USD (Expiration Date: 8-30-19; Strike Price EUR 1.14; Counterparty: Deutsche Bank AG) (G)(H)	41,400,000	620,377
Over the Counter Option on the EUR vs. USD (Expiration Date: 8-30-19; Strike Price EUR 1.14; Counterparty: Deutsche Bank AG) (G)(H)	40,800,000	611,386
Over the Counter Option on the EUR vs. USD (Expiration Date: 9-9-19; Strike Price EUR 1.14; Counterparty: Deutsche Bank AG) (G)(H)	42,200,000	642,480
Over the Counter Option on the EUR vs. USD (Expiration Date: 9-9-19; Strike Price EUR 1.14; Counterparty: Deutsche Bank AG) (G)(H)	34,000,000	517,637
Over the Counter Option on the EUR vs. USD (Expiration Date: 9-9-19; Strike Price EUR 1.14; Counterparty: Deutsche Bank AG) (G)(H)	34,200,000	520,681

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 37.3%				$672,023,605
(Cost $672,015,517)
Certificate of deposit 1.1%				20,004,660
Credit Suisse Group AG	2.660	04-15-19	20,000,000	20,004,660
Time deposits 23.3%				420,580,809
Bank of Montreal	2.470	02-05-19	68,000,000	68,000,000
BNP Paribas SA	2.320	02-01-19	70,188,251	70,188,251
DZ Bank AG	2.410	02-01-19	70,557,935	70,557,935
KBC Bank NV	2.370	02-01-19	71,033,563	71,033,563
Natixis SA	2.390	02-01-19	70,783,696	70,783,696
Sumitomo Mitsui Banking Corp.	2.410	02-07-19	38,017,364	38,017,364
Sumitomo Mitsui Financial Group, Inc.	2.430	02-04-19	32,000,000	32,000,000
U.S. Government 5.0%				90,116,293
U.S. Treasury Bill	2.330	02-07-19	60,000,000	59,977,357
U.S. Treasury Bill	2.370	04-25-19	15,000,000	14,919,161
U.S. Treasury Bill	2.420	09-12-19	15,449,700	15,219,775

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	21

	Yield (%)	Shares	Value
Money market funds 7.9%			141,321,843

Federated Government Obligations Fund, Institutional Class	2.2514(I)	141,321,843	141,321,843
Total investments (Cost $1,700,347,016) 96.1%			$1,733,666,049
Other assets and liabilities, net 3.9%			69,926,849
Total net assets 100.0%			$1,803,592,898

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
ADR	American Depositary Receipt
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.
(I)	The rate shown is the annualized seven-day yield as of 1-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
22	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	1,072	Long	Apr 2019	$227,381,367	$227,624,125	$242,758
Hang Seng China Enterprises Index Futures	748	Long	Feb 2019	51,829,964	53,149,035	1,319,071
Mini MSCI Emerging Markets Index Futures	2,514	Long	Mar 2019	122,248,051	133,732,230	11,484,179
S&P 500 Index E-Mini Futures	342	Long	Mar 2019	43,691,318	46,217,025	2,525,707
Euro STOXX 50 Index Futures	2,522	Short	Mar 2019	(88,130,456)	(91,334,348)	(3,203,892)
FTSE 100 Index Futures	560	Short	Mar 2019	(49,163,040)	(50,793,909)	(1,630,869)
OMX Stockholm 30 Index Futures	796	Short	Feb 2019	(12,814,370)	(13,369,593)	(555,223)
Russell 2000 Mini Index Futures	1,306	Short	Mar 2019	(92,473,472)	(97,897,760)	(5,424,288)
						$4,757,443
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	56,600,000	USD	39,903,679	Barclays Capital	2/1/2019	$1,238,713	—
AUD	18,300,000	USD	12,904,703	Barclays Capital	2/15/2019	399,612	—
AUD	53,700,000	USD	38,363,549	Barclays Capital	2/21/2019	680,331	—
AUD	3,221,819	USD	2,329,309	Goldman Sachs	3/20/2019	14,081	—
AUD	7,992,832	USD	5,736,320	Natwest Markets PLC	3/20/2019	77,267	—
AUD	2,460,704	USD	1,781,617	Nomura Securities	3/20/2019	8,177	—
BRL	215,000,000	USD	57,384,477	Citigroup	2/6/2019	1,558,561	—
BRL	79,000,000	USD	20,462,080	Deutsche Bank	3/15/2019	1,147,121	—
BRL	22,000,000	USD	5,934,078	HSBC	3/15/2019	83,675	—
CAD	25,800,000	JPY	2,079,234,900	RBC Dominion Securities	2/8/2019	542,914	—
CAD	2,200,000	USD	1,674,394	JPMorgan Chase	3/15/2019	1,409	—
CAD	6,200,000	USD	4,677,187	Nomura Securities	3/15/2019	45,529	—
CAD	335,165	USD	252,387	HSBC	3/20/2019	2,951	—
CAD	249,805	USD	189,519	Morgan Stanley	3/20/2019	789	—
CHF	7,124,383	USD	7,176,656	Bank National Paris	3/14/2019	12,471	—
CHF	1,112,199	USD	1,126,413	Citigroup	3/14/2019	—	$(4,107)
CHF	4,682,607	USD	4,718,790	JPMorgan Chase	3/14/2019	6,372	—
CHF	434,059	USD	438,856	Merrill Lynch	3/14/2019	—	(853)
CHF	4,250,000	USD	4,317,242	JPMorgan Chase	3/15/2019	—	(28,173)
CHF	1,148,654	USD	1,168,709	Merrill Lynch	3/20/2019	—	(8,892)
CHF	23,143,812	USD	23,448,313	UBS AG	3/20/2019	—	(79,592)
CNY	62,000,000	USD	9,194,720	HSBC	2/13/2019	52,828	—
CZK	306,560,000	USD	13,709,430	Barclays Capital	4/25/2019	—	(54,338)
DKK	7,896,246	USD	1,202,369	Bank National Paris	3/14/2019	12,279	—
DKK	5,827,938	USD	895,714	Citigroup	3/14/2019	775	—
DKK	4,024,934	USD	621,874	JPMorgan Chase	3/14/2019	—	(2,735)
DKK	33,574,662	USD	5,159,997	Merrill Lynch	3/20/2019	7,671	—
EUR	9,063,082	USD	10,385,490	Barclays Capital	3/14/2019	20,323	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	23

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	763,032	USD	873,902	HSBC	3/14/2019	$2,176	—
EUR	29,726,599	USD	33,971,321	JPMorgan Chase	3/14/2019	159,391	—
EUR	811,539	USD	928,925	Merrill Lynch	3/14/2019	2,847	—
EUR	6,116,637	USD	7,046,830	Natwest Markets PLC	3/14/2019	—	$(23,990)
EUR	208,511	USD	240,043	Nomura Securities	3/14/2019	—	(640)
EUR	4,500,000	USD	5,166,859	HSBC	3/15/2019	313	—
EUR	34,000,000	USD	39,292,729	Natwest Markets PLC	3/15/2019	—	(251,875)
EUR	13,304,198	USD	15,247,691	Citigroup	3/20/2019	36,076	—
EUR	67,466,173	USD	77,323,906	JPMorgan Chase	3/20/2019	180,748	—
EUR	3,381,505	USD	3,883,511	Merrill Lynch	3/20/2019	1,138	—
EUR	8,753,551	USD	10,278,212	Morgan Stanley	3/20/2019	—	(222,196)
EUR	5,261,366	USD	6,036,584	Natwest Markets PLC	3/20/2019	7,635	—
EUR	311,614	USD	355,190	Nomura Securities	3/20/2019	2,790	—
EUR	3,309,454	USD	3,791,192	Societe Generale	3/20/2019	10,685	—
EUR	7,781,494	USD	8,942,142	UBS AG	3/20/2019	—	(2,818)
EUR	23,200,000	USD	26,731,736	Citigroup	4/4/2019	—	(42,689)
EUR	34,000,000	USD	39,078,070	Morgan Stanley	4/4/2019	35,189	—
EUR	50,300,000	USD	57,858,330	Bank National Paris	4/23/2019	105,371	—
GBP	509,871	USD	658,203	Citigroup	3/14/2019	11,791	—
GBP	916,046	USD	1,153,663	JPMorgan Chase	3/14/2019	50,062	—
GBP	81,189	USD	106,756	Nomura Securities	3/14/2019	—	(70)
GBP	14,239,638	USD	18,507,296	RBC Dominion Securities	3/14/2019	204,230	—
GBP	11,999,973	USD	15,753,600	UBS AG	3/14/2019	14,904	—
GBP	6,400,000	USD	8,187,810	Goldman Sachs	3/15/2019	222,535	—
GBP	10,592,572	USD	13,600,457	Citigroup	3/20/2019	323,199	—
GBP	403,462	USD	520,504	Natwest Markets PLC	3/20/2019	9,837	—
GBP	36,816,838	USD	47,295,536	RBC Dominion Securities	3/20/2019	1,099,224	—
GBP	1,903,285	USD	2,445,325	Societe Generale	3/20/2019	56,494	—
GBP	302,101	USD	386,676	UBS AG	3/20/2019	10,428	—
HKD	26,000,000	USD	3,333,972	Natwest Markets PLC	3/15/2019	—	(15,359)
HKD	70,746,190	USD	9,054,785	Natwest Markets PLC	3/20/2019	—	(23,181)
IDR	47,000,000,000	USD	3,333,735	Deutsche Bank	2/4/2019	30,015	—
INR	1,100,000,000	USD	15,463,555	Natwest Markets PLC	2/4/2019	3,261	—
INR	305,000,000	USD	4,235,271	Societe Generale	4/25/2019	19,668	—
JPY	4,259,325,000	CAD	50,000,000	RBC Dominion Securities	2/8/2019	1,058,160	—
JPY	4,261,575,000	CAD	50,000,000	RBC Dominion Securities	2/14/2019	1,090,945	—
JPY	4,258,450,000	CAD	50,000,000	RBC Dominion Securities	2/22/2019	1,078,377	—
JPY	3,953,000,000	USD	35,343,619	Deutsche Bank	3/12/2019	1,046,276	—
JPY	2,947,000,000	USD	26,172,431	Natwest Markets PLC	3/12/2019	956,590	—
JPY	155,477,513	USD	1,386,396	Citigroup	3/20/2019	45,927	—
JPY	52,519,265	USD	469,434	Deutsche Bank	3/20/2019	14,395	—
JPY	1,552,190,820	USD	13,877,010	Natwest Markets PLC	3/20/2019	422,407	—
JPY	9,559,096	USD	84,677	RBC Dominion Securities	3/20/2019	3,386	—
JPY	370,000,000	USD	3,433,299	Bank National Paris	4/23/2019	—	(14,290)
24	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	2,700,000,000	USD	24,820,260	Merrill Lynch	4/24/2019	$131,458	—
KRW	33,000,000,000	USD	29,516,995	HSBC	2/12/2019	150,104	—
KRW	32,800,000,000	USD	29,364,369	Merrill Lynch	2/15/2019	125,980	—
KRW	4,000,000,000	USD	3,579,098	Bank National Paris	3/12/2019	20,354	—
KRW	1,200,000,000	USD	1,072,530	Natwest Markets PLC	4/25/2019	8,875	—
MXN	99,000,000	USD	5,205,543	JPMorgan Chase	2/5/2019	—	$(29,060)
MYR	15,000,000	USD	3,634,601	Goldman Sachs	2/4/2019	27,508	—
NOK	105,750,000	EUR	10,874,148	Citigroup	4/1/2019	63,932	—
NOK	111,037,500	EUR	11,403,942	Citigroup	4/3/2019	81,901	—
NOK	92,795,625	EUR	9,579,991	Citigroup	4/5/2019	10,407	—
NOK	236,500,000	EUR	24,121,577	Citigroup	4/8/2019	360,929	—
NOK	113,416,875	EUR	11,706,219	Citigroup	4/10/2019	12,547	—
NOK	302,000,000	EUR	30,923,549	Bank National Paris	4/15/2019	309,352	—
NOK	236,500,000	EUR	24,126,744	Citigroup	4/15/2019	345,753	—
RUB	290,000,000	USD	4,391,873	JPMorgan Chase	2/4/2019	44,413	—
RUB	1,023,952,777	USD	15,218,008	HSBC	4/25/2019	222,031	—
SEK	30,891,265	USD	3,411,711	HSBC	3/14/2019	12,180	—
SEK	38,869,392	USD	4,291,177	Natwest Markets PLC	3/14/2019	16,985	—
SEK	2,493,066	USD	277,784	Citigroup	3/20/2019	—	(1,319)
SEK	90,585,531	USD	10,176,848	Merrill Lynch	3/20/2019	—	(131,484)
SEK	19,196,637	USD	2,143,900	Nomura Securities	3/20/2019	—	(15,114)
SEK	17,332,432	USD	1,942,382	Societe Generale	3/20/2019	—	(20,324)
SEK	17,031,740	USD	1,906,119	UBS AG	3/20/2019	—	(17,407)
SGD	3,903,639	USD	2,844,514	Natwest Markets PLC	3/20/2019	57,970	—
SGD	185,828	USD	135,718	UBS AG	3/20/2019	2,451	—
TRY	8,300,000	USD	1,527,982	Barclays Capital	4/25/2019	10,222	—
TRY	42,590,000	USD	7,547,310	Societe Generale	4/25/2019	345,716	—
USD	18,057,237	AUD	25,470,000	Citigroup	2/1/2019	—	(456,840)
USD	22,071,170	AUD	31,130,000	UBS AG	2/1/2019	—	(557,146)
USD	26,630,174	AUD	36,500,000	JPMorgan Chase	2/15/2019	94,245	—
USD	20,181,056	AUD	28,000,000	Barclays Capital	2/21/2019	—	(177,019)
USD	10,087,322	AUD	14,000,000	Deutsche Bank	2/21/2019	—	(91,716)
USD	10,522,744	AUD	14,600,000	Morgan Stanley	2/21/2019	—	(92,538)
USD	10,588,650	AUD	14,600,000	Bank National Paris	2/26/2019	—	(27,391)
USD	20,408,021	AUD	28,000,000	JPMorgan Chase	2/26/2019	48,490	—
USD	10,153,574	AUD	14,000,000	Societe Generale	2/26/2019	—	(26,191)
USD	1,923,784	AUD	2,600,000	HSBC	3/15/2019	32,805	—
USD	9,817,593	AUD	13,675,356	HSBC	3/20/2019	—	(129,177)
USD	44,362,917	AUD	61,700,000	Bank National Paris	4/15/2019	—	(530,817)
USD	14,395,010	BRL	54,000,000	Citigroup	2/6/2019	—	(409,288)
USD	17,302,420	BRL	65,000,000	Goldman Sachs	2/6/2019	—	(517,568)
USD	12,506,652	BRL	47,000,000	HSBC	2/6/2019	—	(378,570)
USD	12,972,572	BRL	49,000,000	Merrill Lynch	2/6/2019	—	(460,957)
USD	24,324,343	BRL	92,000,000	Goldman Sachs	3/15/2019	—	(840,804)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	25

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	7,609,751	BRL	29,000,000	Morgan Stanley	3/15/2019	—	$(322,741)
USD	18,836,491	BRL	70,100,000	Bank National Paris	3/18/2019	—	(333,358)
USD	5,339,318	BRL	20,700,000	Citigroup	3/18/2019	—	(321,394)
USD	47,925,773	BRL	187,500,000	Barclays Capital	3/26/2019	—	(3,313,843)
USD	8,714,597	BRL	33,200,000	JPMorgan Chase	3/26/2019	—	(358,231)
USD	63,752,277	BRL	238,000,000	Bank National Paris	4/9/2019	—	(1,216,139)
USD	4,262,771	BRL	16,000,000	Bank National Paris	4/25/2019	—	(100,472)
USD	4,243,098	BRL	16,030,000	JPMorgan Chase	4/25/2019	—	(128,326)
USD	13,739,062	BRL	52,600,000	Deutsche Bank	5/9/2019	—	(591,537)
USD	1,646,079	CAD	2,200,000	JPMorgan Chase	3/15/2019	—	(29,724)
USD	5,579,863	CAD	7,500,000	RBC Dominion Securities	3/15/2019	—	(133,100)
USD	25,219	CAD	32,739	Deutsche Bank	3/20/2019	$277	—
USD	1,004,162	CAD	1,339,480	Goldman Sachs	3/20/2019	—	(16,290)
USD	13,643	CAD	18,237	JPMorgan Chase	3/20/2019	—	(251)
USD	32,949,440	CHF	32,446,306	JPMorgan Chase	3/14/2019	208,271	—
USD	4,319,983	CHF	4,250,000	JPMorgan Chase	3/15/2019	30,914	—
USD	965,305	CHF	953,981	Deutsche Bank	3/20/2019	2,053	—
USD	2,303,824	CHF	2,268,238	JPMorgan Chase	3/20/2019	13,544	—
USD	1,036,038	CHF	1,020,056	Morgan Stanley	3/20/2019	6,069	—
USD	19,036,512	CHF	19,000,000	Natwest Markets PLC	3/20/2019	—	(148,129)
USD	724,024	CHF	715,001	Nomura Securities	3/20/2019	2,075	—
USD	6,100,168	CHF	6,018,258	Societe Generale	3/20/2019	23,425	—
USD	8,866,009	CNY	62,000,000	HSBC	2/13/2019	—	(381,540)
USD	9,167,529	CNY	62,000,000	HSBC	5/23/2019	—	(65,959)
USD	5,658,439	DKK	36,835,006	JPMorgan Chase	3/14/2019	—	(7,743)
USD	8,383,123	DKK	55,000,000	HSBC	3/20/2019	—	(82,241)
USD	4,241,569	EUR	3,700,000	Goldman Sachs	3/7/2019	—	(3,843)
USD	38,899,287	EUR	33,900,000	JPMorgan Chase	3/7/2019	2,136	—
USD	118,330,049	EUR	103,258,311	JPMorgan Chase	3/14/2019	—	(226,387)
USD	80,550,617	EUR	70,000,000	JPMorgan Chase	3/15/2019	172,388	—
USD	85,231,050	EUR	75,000,000	Bank National Paris	3/20/2019	—	(928,410)
USD	337,103	EUR	296,096	HSBC	3/20/2019	—	(3,050)
USD	25,955,853	EUR	22,225,198	Natwest Markets PLC	3/20/2019	423,706	—
USD	27,849,900	EUR	24,197,664	Societe Generale	3/20/2019	51,798	—
USD	1,611,137	EUR	1,400,000	Bank National Paris	4/23/2019	—	(2,167)
USD	58,123,592	EUR	50,300,000	JPMorgan Chase	4/23/2019	159,891	—
USD	412,830	GBP	322,323	Citigroup	3/14/2019	—	(10,716)
USD	81,350,832	GBP	63,460,444	JPMorgan Chase	3/14/2019	—	(2,039,048)
USD	5,406,309	GBP	4,200,000	Bank National Paris	3/15/2019	—	(112,980)
USD	20,237,834	GBP	15,700,000	Morgan Stanley	3/15/2019	—	(393,794)
USD	8,266,453	GBP	6,322,988	Natwest Markets PLC	3/20/2019	—	(44,947)
USD	9,677,048	GBP	7,480,772	RBC Dominion Securities	3/20/2019	—	(156,228)
USD	57,375,600	GBP	44,190,767	Societe Generale	3/20/2019	—	(711,996)
USD	1,772,978	GBP	1,365,781	UBS AG	3/20/2019	—	(22,305)
26	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	36,722,787	HKD	286,000,000	Citigroup	3/15/2019	$218,042	—
USD	9,048,448	HKD	70,746,190	JPMorgan Chase	3/20/2019	16,844	—
USD	3,038,138	IDR	47,000,000,000	Deutsche Bank	2/4/2019	—	$(325,612)
USD	3,284,072	IDR	47,000,000,000	Deutsche Bank	5/15/2019	—	(47,946)
USD	14,898,476	INR	1,100,000,000	Natwest Markets PLC	2/4/2019	—	(568,340)
USD	15,271,415	INR	1,100,000,000	Natwest Markets PLC	5/15/2019	—	(33,956)
USD	36,409,842	JPY	3,940,000,000	Barclays Capital	3/12/2019	139,620	—
USD	738,000	JPY	82,513,837	Goldman Sachs	3/15/2019	—	(21,802)
USD	15,782,827	JPY	1,769,746,694	Societe Generale	3/20/2019	—	(520,803)
USD	29,696,288	KRW	33,000,000,000	HSBC	2/12/2019	29,189	—
USD	29,509,672	KRW	32,800,000,000	HSBC	2/15/2019	19,323	—
USD	29,042,483	KRW	32,800,000,000	HSBC	2/26/2019	—	(459,050)
USD	29,240,809	KRW	32,800,000,000	HSBC	3/11/2019	—	(273,746)
USD	23,934,249	KRW	26,500,000,000	Bank National Paris	3/12/2019	87,879	—
USD	29,314,051	KRW	33,000,000,000	HSBC	3/14/2019	—	(383,408)
USD	28,977,778	KRW	32,600,000,000	HSBC	3/20/2019	—	(365,515)
USD	29,566,448	KRW	33,000,000,000	HSBC	4/11/2019	—	(158,467)
USD	44,596,974	KRW	49,900,000,000	Bank National Paris	4/16/2019	—	(358,086)
USD	3,146,088	KRW	3,520,000,000	Natwest Markets PLC	4/25/2019	—	(26,034)
USD	29,443,447	KRW	32,800,000,000	Merrill Lynch	5/9/2019	—	(128,836)
USD	5,003,673	MXN	99,000,000	Citigroup	2/5/2019	—	(172,810)
USD	5,128,914	MXN	99,000,000	JPMorgan Chase	5/15/2019	30,014	—
USD	3,598,676	MYR	15,000,000	Barclays Capital	2/4/2019	—	(63,434)
USD	3,634,601	MYR	15,000,000	Goldman Sachs	5/15/2019	—	(41,520)
USD	44,596,105	NOK	379,000,000	Bank National Paris	4/15/2019	—	(480,797)
USD	6,621,063	PEN	22,000,000	Bank National Paris	4/25/2019	26,996	—
USD	8,595,713	PHP	455,100,000	Natwest Markets PLC	4/25/2019	—	(88,304)
USD	4,363,166	RUB	290,000,000	Merrill Lynch	2/4/2019	—	(73,120)
USD	4,333,233	RUB	290,000,000	JPMorgan Chase	5/15/2019	—	(27,541)
USD	1,008,533	SEK	9,047,343	Citigroup	3/12/2019	5,925	—
USD	25,896,465	SEK	231,671,099	JPMorgan Chase	3/14/2019	218,765	—
USD	7,086,429	SEK	62,932,484	Nomura Securities	3/15/2019	110,593	—
USD	3,902,649	SEK	34,687,685	Merrill Lynch	3/20/2019	56,003	—
USD	11,093,606	SEK	100,000,000	Societe Generale	3/20/2019	4,237	—
USD	2,982,466	SGD	4,089,466	Societe Generale	3/20/2019	—	(58,186)
USD	17,136,266	TWD	520,000,000	Bank National Paris	3/15/2019	158,380	—
USD	44,565,019	TWD	1,370,000,000	Bank National Paris	4/12/2019	—	(247,461)
USD	9,513,276	ZAR	140,000,000	Citigroup	2/6/2019	—	(1,039,555)
USD	4,204,087	ZAR	58,780,000	Bank National Paris	4/25/2019	—	(186,019)
USD	10,166,304	ZAR	140,000,000	Merrill Lynch	5/15/2019	—	(263,490)
ZAR	140,000,000	USD	10,286,136	Merrill Lynch	2/6/2019	266,695	—
						$19,251,979	$(24,307,255)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	27

WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Barclays Bank PLC	Euro STOXX 50 Index	EUR	3,140.00	Mar 2019	1,108	1,108	$58,972	$(58,972)
Barclays Bank PLC	S&P 500 Index	USD	2,660.00	Feb 2019	2,500	2,500	116,250	(159,309)
Barclays Bank PLC	S&P 500 Index	USD	2,635.00	Feb 2019	2,500	2,500	117,500	(210,224)
Citibank N.A.	KOSPI 200 Index	KRW	286.00	Mar 2019	10,820,000	10,820,000	48,614	(48,614)
Citibank N.A.	S&P/ASX 200 Index	AUD	5,865.00	Mar 2019	316	316	13,428	(13,428)
Deutsche Bank AG	Nikkei 225 Index	JPY	20,625.00	Feb 2019	14,040	14,040	48,409	(54,419)
Deutsche Bank AG	Swiss Market Index	CHF	8,950.00	Mar 2019	146	146	17,765	(17,765)
Goldman Sachs	Ibovespa Brasil Index	BRL	87,556.78	Feb 2019	749	749	660,528	(2,065,169)
Goldman Sachs	Ibovespa Brasil Index	BRL	86,796.41	Feb 2019	1,231	1,231	1,098,847	(3,646,572)
Merrill Lynch	Nikkei 225 Index	JPY	20,760.00	Mar 2019	14,040	14,040	47,434	(47,434)
Merrill Lynch	S&P 500 Index	USD	2,680.00	Mar 2019	2,500	2,500	108,600	(108,600)
Merrill Lynch	Swiss Market Index	CHF	8,450.71	Mar 2019	2,194	2,194	629,920	(1,055,131)
Merrill Lynch	Swiss Market Index	CHF	8,560.68	Mar 2019	2,194	2,194	640,907	(848,014)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,135.00	Feb 2019	1,108	1,108	58,350	(68,078)
Morgan Stanley & Company, Inc.	Ibovespa Brasil Index	BRL	87,429.51	Feb 2019	645	645	573,117	(1,800,517)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	8,950.00	Feb 2019	146	146	17,111	(16,721)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	8,870.00	Feb 2019	146	146	17,667	(24,748)
Societe Generale Paris	Euro STOXX 50 Index	EUR	3,155.00	Feb 2019	1,108	1,108	52,387	(49,030)
Societe Generale Paris	KOSPI 200 Index	KRW	283.00	Feb 2019	10,820,000	10,820,000	38,768	(59,255)
Societe Generale Paris	KOSPI 200 Index	KRW	286.50	Feb 2019	10,820,000	10,820,000	46,764	(40,776)
Societe Generale Paris	Nikkei 225 Index	JPY	20,800.00	Feb 2019	14,040	14,040	49,999	(38,981)
Societe Generale Paris	Nikkei 225 Index	JPY	20,660.00	Feb 2019	14,040	14,040	47,878	(51,123)
Societe Generale Paris	Nikkei 225 Index	JPY	20,600.00	Feb 2019	14,040	14,040	47,678	(57,685)
Societe Generale Paris	S&P/ASX 200 Index	AUD	5,910.00	Feb 2019	316	316	12,485	(8,178)
28	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Societe Generale Paris	S&P/ASX 200 Index	AUD	5,880.00	Feb 2019	316	316	$13,144	$(11,403)
Societe Generale Paris	Swiss Market Index	CHF	8,915.00	Feb 2019	146	146	17,801	(20,845)
Societe Generale Paris	Swiss Market Index	CHF	8,925.00	Feb 2019	146	146	18,456	(20,386)
UBS AG	Euro STOXX 50 Index	EUR	3,150.00	Feb 2019	1,108	1,108	53,538	(54,659)
UBS AG	Euro STOXX 50 Index	EUR	3,150.00	Feb 2019	1,108	1,108	62,273	(58,051)
UBS AG	KOSPI 200 Index	KRW	281.65	Feb 2019	10,820,000	10,820,000	41,829	(65,482)
UBS AG	KOSPI 200 Index	KRW	281.65	Feb 2019	10,820,000	10,820,000	38,948	(66,899)
UBS AG	S&P 500 Index	USD	2,635.00	Feb 2019	2,500	2,500	117,500	(213,054)
UBS AG	S&P 500 Index	USD	2,655.00	Feb 2019	2,500	2,500	113,455	(176,780)
UBS AG	S&P/ASX 200 Index	AUD	5,865.00	Feb 2019	316	316	13,787	(13,231)
UBS AG	S&P/ASX 200 Index	AUD	5,880.00	Feb 2019	316	316	12,883	(11,269)
							$5,072,992	$(11,260,802)
Puts
Barclays Bank PLC	Euro STOXX 50 Index	EUR	3,140.00	Mar 2019	1,108	1,108	$56,981	$(56,981)
Barclays Bank PLC	S&P 500 Index	USD	2,660.00	Feb 2019	2,500	2,500	101,750	(51,004)
Barclays Bank PLC	S&P 500 Index	USD	2,635.00	Feb 2019	2,500	2,500	118,500	(39,867)
Citibank N.A.	KOSPI 200 Index	KRW	286.00	Mar 2019	10,820,000	10,820,000	38,898	(38,898)
Citibank N.A.	S&P/ASX 200 Index	AUD	5,865.00	Mar 2019	316	316	19,754	(19,754)
Deutsche Bank AG	Nikkei 225 Index	JPY	20,625.00	Feb 2019	14,040	14,040	50,079	(37,314)
Deutsche Bank AG	Swiss Market Index	CHF	8,950.00	Mar 2019	146	146	18,058	(18,058)
Goldman Sachs	Hang Seng China Enterprises Index	HKD	10,892.40	Feb 2019	19,342	19,342	569,452	(359,962)
Goldman Sachs	Ibovespa Brasil Index	BRL	94,467.30	Feb 2019	225	225	131,158	(33,076)
Merrill Lynch	Ibovespa Brasil Index	BRL	93,855.29	Feb 2019	525	525	357,000	(62,235)
Merrill Lynch	Ibovespa Brasil Index	BRL	94,137.16	Feb 2019	596	596	405,280	(78,038)
Merrill Lynch	Ibovespa Brasil Index	BRL	94,110.99	Feb 2019	609	609	414,120	(79,009)
Merrill Lynch	Ibovespa Brasil Index	BRL	94,672.34	Feb 2019	444	444	301,920	(70,102)
Merrill Lynch	Nikkei 225 Index	JPY	20,760.00	Mar 2019	14,040	14,040	46,660	(46,660)
Merrill Lynch	S&P 500 Index	USD	2,680.00	Mar 2019	2,500	2,500	109,900	(109,900)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	29

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,135.00	Feb 2019	1,108	1,108	$58,270	$(39,209)
Morgan Stanley & Company, Inc.	Ibovespa Brasil Index	BRL	94,878.27	Feb 2019	226	226	133,944	(38,322)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	8,950.00	Feb 2019	146	146	18,165	(14,456)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	8,870.00	Feb 2019	146	146	18,634	(10,757)
Societe Generale Paris	Euro STOXX 50 Index	EUR	3,155.00	Feb 2019	1,108	1,108	63,239	(45,430)
Societe Generale Paris	KOSPI 200 Index	KRW	283.00	Feb 2019	10,820,000	10,820,000	42,155	(28,072)
Societe Generale Paris	KOSPI 200 Index	KRW	286.50	Feb 2019	10,820,000	10,820,000	43,615	(43,033)
Societe Generale Paris	Nikkei 225 Index	JPY	20,800.00	Feb 2019	14,040	14,040	46,794	(42,847)
Societe Generale Paris	Nikkei 225 Index	JPY	20,660.00	Feb 2019	14,040	14,040	49,419	(36,961)
Societe Generale Paris	Nikkei 225 Index	JPY	20,600.00	Feb 2019	14,040	14,040	51,544	(37,523)
Societe Generale Paris	S&P/ASX 200 Index	AUD	5,910.00	Feb 2019	316	316	17,785	(25,144)
Societe Generale Paris	S&P/ASX 200 Index	AUD	5,880.00	Feb 2019	316	316	18,777	(22,197)
Societe Generale Paris	Swiss Market Index	CHF	8,915.00	Feb 2019	146	146	18,441	(13,490)
Societe Generale Paris	Swiss Market Index	CHF	8,925.00	Feb 2019	146	146	18,515	(14,535)
UBS AG	Euro STOXX 50 Index	EUR	3,150.00	Feb 2019	1,108	1,108	62,402	(44,767)
UBS AG	Euro STOXX 50 Index	EUR	3,150.00	Feb 2019	1,108	1,108	57,707	(48,307)
UBS AG	KOSPI 200 Index	KRW	281.65	Feb 2019	10,820,000	10,820,000	35,748	(21,447)
UBS AG	KOSPI 200 Index	KRW	281.65	Feb 2019	10,820,000	10,820,000	39,625	(22,733)
UBS AG	S&P 500 Index	USD	2,635.00	Feb 2019	2,500	2,500	116,875	(42,354)
UBS AG	S&P 500 Index	USD	2,655.00	Feb 2019	2,500	2,500	117,205	(56,197)
UBS AG	S&P/ASX 200 Index	AUD	5,865.00	Feb 2019	316	316	16,792	(17,013)
UBS AG	S&P/ASX 200 Index	AUD	5,880.00	Feb 2019	316	316	18,821	(21,382)
UBS AG	Swiss Market Index	CHF	8,870.38	Mar 2019	784	784	94,586	(116,714)
UBS AG	Swiss Market Index	CHF	8,851.79	Mar 2019	532	532	65,221	(75,121)
UBS AG	Swiss Market Index	CHF	8,862.97	Mar 2019	252	252	30,976	(36,734)
							$3,994,765	$(2,015,603)
Exchange-traded	S&P 500 Index	USD	2,580.00	Mar 2019	265	26,500	2,013,487	(568,425)
30	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	S&P 500 Index	USD	2,620.00	Mar 2019	143	14,300	$914,923	$(381,810)
Exchange-traded	S&P 500 Index	USD	2,900.00	Dec 2019	111	11,100	1,786,885	(2,743,365)
Exchange-traded	S&P 500 Index	USD	2,925.00	Dec 2019	182	18,200	2,930,727	(4,760,210)
Exchange-traded	S&P 500 Index	USD	2,675.00	Dec 2019	515	51,500	9,423,104	(7,397,975)
Exchange-traded	S&P 500 Index	USD	2,725.00	Dec 2019	130	13,000	2,313,749	(2,107,300)
Exchange-traded	S&P 500 Index	USD	2,800.00	Dec 2019	180	18,000	3,225,252	(3,510,000)
							$22,608,127	$(21,469,085)
							$31,675,884	$(34,745,490)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Deutsche Bank AG	2,535,000,000	CLP	CLICP	Fixed 4.020%	Semi-Annual	Semi-Annual	Sep 2027	—	$45,144	$45,144
Goldman Sachs	2,614,000,000	CLP	CLICP	Fixed 4.030%	Semi-Annual	Semi-Annual	Sep 2027	—	49,764	49,764
Goldman Sachs	3,601,000,000	CLP	CLICP	Fixed 4.038%	Semi-Annual	Semi-Annual	Sep 2027	—	71,463	71,463
								—	$166,371	$166,371
Centrally cleared	217,200,000	CAD	3 month CDOR	Fixed 1.879%	Semi-Annual	Semi-Annual	Oct 2019	—	(511,565)	(511,565)
Centrally cleared	144,800,000	CAD	3 month CDOR	Fixed 1.840%	Semi-Annual	Semi-Annual	Oct 2019	—	(386,944)	(386,944)
Centrally cleared	1,356,000,000	SEK	Fixed -0.213%	3 month STIBOR	Annual	Quarterly	Oct 2019	—	244,249	244,249
Centrally cleared	904,000,000	SEK	Fixed -0.220%	3 month STIBOR	Annual	Quarterly	Oct 2019	—	170,042	170,042
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.830%	Semi-Annual	Semi-Annual	Oct 2019	—	(193,129)	(193,129)
Centrally cleared	452,000,000	SEK	Fixed -0.222%	3 month STIBOR	Annual	Quarterly	Oct 2019	—	86,888	86,888
Centrally cleared	217,200,000	CAD	3 month CDOR	Fixed 1.775%	Semi-Annual	Semi-Annual	Nov 2019	—	(671,704)	(671,704)
Centrally cleared	144,800,000	CAD	3 month CDOR	Fixed 1.800%	Semi-Annual	Semi-Annual	Nov 2019	—	(406,079)	(406,079)
Centrally cleared	144,800,000	CAD	3 month CDOR	Fixed 1.795%	Semi-Annual	Semi-Annual	Nov 2019	—	(423,581)	(423,581)
Centrally cleared	1,356,000,000	SEK	Fixed -0.247%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	118,832	118,832
Centrally cleared	217,200,000	CAD	3 month CDOR	Fixed 1.775%	Semi-Annual	Semi-Annual	Nov 2019	—	(668,044)	(668,044)
Centrally cleared	904,000,000	SEK	Fixed -0.245%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	78,970	78,970
Centrally cleared	904,000,000	SEK	Fixed -0.257%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	91,157	91,157
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.780%	Semi-Annual	Semi-Annual	Nov 2019	—	(221,555)	(221,555)
Centrally cleared	1,356,000,000	SEK	Fixed -0.249%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	123,432	123,432
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.800%	Semi-Annual	Semi-Annual	Nov 2019	—	(200,202)	(200,202)
Centrally cleared	452,000,000	SEK	Fixed -0.234%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	33,926	33,926
Centrally cleared	217,200,000	CAD	3 month CDOR	Fixed 1.810%	Semi-Annual	Semi-Annual	Nov 2019	—	(611,501)	(611,501)
Centrally cleared	452,000,000	SEK	Fixed -0.222%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	28,026	28,026
Centrally cleared	1,356,000,000	SEK	Fixed -0.255%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	136,102	136,102
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.760%	Semi-Annual	Semi-Annual	Nov 2019	—	(233,915)	(233,915)
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.763%	Semi-Annual	Semi-Annual	Nov 2019	—	(232,458)	(232,458)
Centrally cleared	452,000,000	SEK	Fixed -0.245%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	51,779	51,779
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	31

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.835%	Semi-Annual	Semi-Annual	Dec 2019	—	$(188,010)	$(188,010)
Centrally cleared	452,000,000	SEK	Fixed -0.236%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	50,144	50,144
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.871%	Semi-Annual	Semi-Annual	Dec 2019	—	(174,509)	(174,509)
Centrally cleared	452,000,000	SEK	Fixed -0.212%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	38,450	38,450
Centrally cleared	452,000,000	SEK	Fixed -0.223%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	44,800	44,800
Centrally cleared	111,400,000	CAD	3 month CDOR	Fixed 2.403%	Semi-Annual	Semi-Annual	Aug 2020	—	407,377	407,377
Centrally cleared	111,400,000	CAD	3 month CDOR	Fixed 2.430%	Semi-Annual	Semi-Annual	Aug 2020	—	449,562	449,562
Centrally cleared	111,400,000	CAD	3 month CDOR	Fixed 2.420%	Semi-Annual	Semi-Annual	Aug 2020	—	483,468	483,468
Centrally cleared	807,000,000	SEK	Fixed -0.128%	3 month STIBOR	Annual	Quarterly	Aug 2020	—	135,831	135,831
Centrally cleared	111,400,000	CAD	3 month CDOR	Fixed 2.422%	Semi-Annual	Semi-Annual	Aug 2020	—	484,236	484,236
Centrally cleared	807,000,000	SEK	Fixed -0.123%	3 month STIBOR	Annual	Quarterly	Aug 2020	—	127,596	127,596
Centrally cleared	111,400,000	CAD	3 month CDOR	Fixed 2.407%	Semi-Annual	Semi-Annual	Aug 2020	—	458,504	458,504
Centrally cleared	807,000,000	SEK	Fixed -0.116%	3 month STIBOR	Annual	Quarterly	Aug 2020	—	119,986	119,986
Centrally cleared	807,000,000	SEK	Fixed -0.105%	3 month STIBOR	Annual	Quarterly	Aug 2020	—	98,826	98,826
Centrally cleared	807,000,000	SEK	Fixed -0.108%	3 month STIBOR	Annual	Quarterly	Aug 2020	—	109,559	109,559
Centrally cleared	270,000,000	SEK	Fixed 0.040%	3 month STIBOR	Annual	Quarterly	Jan 2021	$7,634	(6,786)	848
Centrally cleared	270,000,000	SEK	Fixed 0.050%	3 month STIBOR	Annual	Quarterly	Jan 2021	4,004	(8,104)	(4,100)
Centrally cleared	270,000,000	SEK	Fixed 0.065%	3 month STIBOR	Annual	Quarterly	Jan 2021	8,113	(20,534)	(12,421)
Centrally cleared	270,000,000	SEK	Fixed 0.085%	3 month STIBOR	Annual	Quarterly	Jan 2021	2,341	(25,882)	(23,541)
Centrally cleared	119,919,800	CAD	3 month CDOR	Fixed 2.503%	Semi-Annual	Semi-Annual	Jul 2021	—	567,697	567,697
Centrally cleared	6,460,000	CAD	Fixed 2.503%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	27,615	(58,196)	(30,581)
Centrally cleared	19,380,000	CAD	Fixed 2.503%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	100,378	(192,122)	(91,744)
Centrally cleared	19,380,000	CAD	Fixed 2.503%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	82,846	(174,590)	(91,744)
Centrally cleared	19,380,000	CAD	Fixed 2.503%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	101,721	(193,465)	(91,744)
Centrally cleared	239,839,350	CAD	3 month CDOR	Fixed 2.510%	Semi-Annual	Semi-Annual	Jul 2021	—	1,161,513	1,161,513
Centrally cleared	36,089,200	CAD	Fixed 2.510%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(102,066)	(72,710)	(174,776)
Centrally cleared	59,393,354	CAD	Fixed 2.510%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(207,481)	(80,154)	(287,635)
Centrally cleared	72,178,398	CAD	Fixed 2.510%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(318,421)	(31,130)	(349,551)
Centrally cleared	72,178,398	CAD	Fixed 2.510%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(265,040)	(84,510)	(349,550)
Centrally cleared	119,919,800	CAD	3 month CDOR	Fixed 2.503%	Semi-Annual	Semi-Annual	Jul 2021	—	568,774	568,774
Centrally cleared	71,800,195	CAD	Fixed 2.503%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(186,009)	(154,536)	(340,545)
Centrally cleared	24,059,803	CAD	Fixed 2.503%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(56,317)	(57,797)	(114,114)
Centrally cleared	24,059,802	CAD	Fixed 2.503%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(63,083)	(51,031)	(114,114)
Centrally cleared	59,959,900	CAD	3 month CDOR	Fixed 2.520%	Semi-Annual	Semi-Annual	Jul 2021	—	299,514	299,514
Centrally cleared	70,924,000	CAD	3 month CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Jul 2021	—	332,762	332,762
Centrally cleared	20,030,494	CAD	Fixed 2.500%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(62,300)	(31,679)	(93,979)
Centrally cleared	30,863,013	CAD	Fixed 2.500%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(103,227)	(41,576)	(144,803)
Centrally cleared	20,030,493	CAD	Fixed 2.500%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(47,468)	(46,511)	(93,979)
Centrally cleared	119,919,800	CAD	3 month CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Jul 2021	—	561,445	561,445
Centrally cleared	44,957,077	CAD	Fixed 2.500%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(102,252)	(108,230)	(210,482)
Centrally cleared	15,002,823	CAD	Fixed 2.500%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(46,492)	(23,749)	(70,241)
32	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	15,002,823	CAD	Fixed 2.500%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	$(35,348)	$(34,893)	$(70,241)
Centrally cleared	44,957,077	CAD	Fixed 2.500%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(115,163)	(95,319)	(210,482)
Centrally cleared	53,200,000	CAD	3 month CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Jul 2021	—	248,964	248,964
Centrally cleared	193,500,000	CAD	3 month CDOR	Fixed 2.620%	Semi-Annual	Semi-Annual	Jul 2021	—	1,247,548	1,247,548
Centrally cleared	193,500,000	CAD	Fixed 2.620%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(822,363)	(425,185)	(1,247,548)
Centrally cleared	193,500,000	CAD	3 month CDOR	Fixed 2.639%	Semi-Annual	Semi-Annual	Jul 2021	—	1,302,567	1,302,567
Centrally cleared	46,043,829	CAD	Fixed 2.639%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(246,656)	(63,293)	(309,949)
Centrally cleared	147,456,171	CAD	Fixed 2.639%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(758,545)	(234,073)	(992,618)
Centrally cleared	129,000,000	CAD	3 month CDOR	Fixed 2.615%	Semi-Annual	Semi-Annual	Jul 2021	—	820,889	820,889
Centrally cleared	64,500,000	CAD	Fixed 2.615%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(307,118)	(103,327)	(410,445)
Centrally cleared	64,500,000	CAD	Fixed 2.615%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	(259,158)	(151,287)	(410,445)
Centrally cleared	193,500,000	CAD	3 month CDOR	Fixed 2.662%	Semi-Annual	Semi-Annual	Aug 2021	—	1,369,293	1,369,293
Centrally cleared	33,116,781	CAD	Fixed 2.662%	3 month CDOR	Semi-Annual	Semi-Annual	Aug 2021	(180,794)	(53,555)	(234,349)
Centrally cleared	63,633,218	CAD	Fixed 2.662%	3 month CDOR	Semi-Annual	Semi-Annual	Aug 2021	(294,178)	(156,119)	(450,297)
Centrally cleared	33,116,782	CAD	Fixed 2.662%	3 month CDOR	Semi-Annual	Semi-Annual	Aug 2021	(156,132)	(78,217)	(234,349)
Centrally cleared	63,633,219	CAD	Fixed 2.662%	3 month CDOR	Semi-Annual	Semi-Annual	Aug 2021	(312,878)	(137,419)	(450,297)
Centrally cleared	129,000,000	CAD	3 month CDOR	Fixed 2.653%	Semi-Annual	Semi-Annual	Aug 2021	—	895,494	895,494
Centrally cleared	129,000,000	CAD	Fixed 2.653%	3 month CDOR	Semi-Annual	Semi-Annual	Aug 2021	(717,546)	(177,948)	(895,494)
Centrally cleared	549,400,000	USD	3 month LIBOR	Fixed 2.881%	Semi-Annual	Quarterly	Dec 2021	—	4,159,178	4,159,178
Centrally cleared	541,200,000	USD	3 month LIBOR	Fixed 2.880%	Semi-Annual	Quarterly	Dec 2021	—	4,088,117	4,088,117
Centrally cleared	541,200,000	USD	Fixed 2.880%	3 month LIBOR	Semi-Annual	Quarterly	Dec 2021	(3,381,880)	(706,237)	(4,088,117)
Centrally cleared	549,400,000	USD	Fixed 2.881%	3 month LIBOR	Semi-Annual	Quarterly	Dec 2021	(2,973,331)	(1,185,847)	(4,159,178)
Centrally cleared	549,400,000	USD	3 month LIBOR	Fixed 2.825%	Semi-Annual	Quarterly	Dec 2021	—	3,589,780	3,589,780
Centrally cleared	549,400,000	USD	Fixed 2.825%	3 month LIBOR	Semi-Annual	Quarterly	Dec 2021	(2,666,162)	(923,618)	(3,589,780)
Centrally cleared	650,000,000	INR	1 day MIBOR	Fixed 7.253%	Semi-Annual	Semi-Annual	Oct 2023	—	328,735	328,735
Centrally cleared	164,000,000	CZK	Fixed 1.020%	6 month PRIBOR	Annual	Semi-Annual	Jun 2024	—	258,853	258,853
Centrally cleared	42,000,000	CAD	Fixed 2.357%	3 month CDOR	Semi-Annual	Semi-Annual	Oct 2027	—	(29,473)	(29,473)
Centrally cleared	10,500,000	CAD	3 month CDOR	Fixed 2.357%	Semi-Annual	Semi-Annual	Oct 2027	17,322	(9,954)	7,368
Centrally cleared	10,500,000	CAD	3 month CDOR	Fixed 2.357%	Semi-Annual	Semi-Annual	Oct 2027	(52,957)	60,325	7,368
Centrally cleared	10,500,000	CAD	3 month CDOR	Fixed 2.357%	Semi-Annual	Semi-Annual	Oct 2027	(4,604)	11,972	7,368
Centrally cleared	10,500,000	CAD	3 month CDOR	Fixed 2.357%	Semi-Annual	Semi-Annual	Oct 2027	(53,866)	61,234	7,368
Centrally cleared	28,000,000	CAD	Fixed 2.325%	3 month CDOR	Semi-Annual	Semi-Annual	Oct 2027	—	38,308	38,308
Centrally cleared	256,800,000	SEK	3 month STIBOR	Fixed 1.190%	Annual	Quarterly	Oct 2027	—	860,076	860,076
Centrally cleared	55,100,000	SEK	Fixed 1.190%	3 month STIBOR	Annual	Quarterly	Oct 2027	(137,063)	(47,478)	(184,541)
Centrally cleared	55,100,000	SEK	Fixed 1.190%	3 month STIBOR	Annual	Quarterly	Oct 2027	(128,410)	(56,131)	(184,541)
Centrally cleared	55,100,000	SEK	Fixed 1.190%	3 month STIBOR	Annual	Quarterly	Oct 2027	(136,812)	(47,729)	(184,541)
Centrally cleared	55,100,000	SEK	Fixed 1.190%	3 month STIBOR	Annual	Quarterly	Oct 2027	(131,724)	(52,817)	(184,541)
Centrally cleared	171,200,000	SEK	3 month STIBOR	Fixed 1.158%	Annual	Quarterly	Oct 2027	—	516,937	516,937
Centrally cleared	14,000,000	CAD	Fixed 2.356%	3 month CDOR	Semi-Annual	Semi-Annual	Oct 2027	—	(8,845)	(8,845)
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.212%	Annual	Quarterly	Oct 2027	—	301,107	301,107
Centrally cleared	42,000,000	CAD	Fixed 2.288%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	156,463	156,463
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	33

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	28,000,000	CAD	Fixed 2.301%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	$79,539	$79,539
Centrally cleared	256,800,000	SEK	3 month STIBOR	Fixed 1.166%	Annual	Quarterly	Nov 2027	—	809,408	809,408
Centrally cleared	28,000,000	CAD	Fixed 2.280%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	121,422	121,422
Centrally cleared	171,200,000	SEK	3 month STIBOR	Fixed 1.156%	Annual	Quarterly	Nov 2027	—	522,135	522,135
Centrally cleared	42,000,000	CAD	Fixed 2.257%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	241,086	241,086
Centrally cleared	171,200,000	SEK	3 month STIBOR	Fixed 1.130%	Annual	Quarterly	Nov 2027	—	477,602	477,602
Centrally cleared	256,800,000	SEK	3 month STIBOR	Fixed 1.133%	Annual	Quarterly	Nov 2027	—	725,217	725,217
Centrally cleared	14,000,000	CAD	Fixed 2.266%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	72,777	72,777
Centrally cleared	14,000,000	CAD	Fixed 2.297%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	43,629	43,629
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.154%	Annual	Quarterly	Nov 2027	—	256,514	256,514
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.175%	Annual	Quarterly	Nov 2027	—	273,616	273,616
Centrally cleared	42,000,000	CAD	Fixed 2.312%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	98,371	98,371
Centrally cleared	256,800,000	SEK	3 month STIBOR	Fixed 1.152%	Annual	Quarterly	Nov 2027	—	761,582	761,582
Centrally cleared	14,000,000	CAD	Fixed 2.195%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	138,796	138,796
Centrally cleared	14,000,000	CAD	Fixed 2.209%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	126,823	126,823
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.090%	Annual	Quarterly	Nov 2027	—	194,389	194,389
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.110%	Annual	Quarterly	Dec 2027	—	209,538	209,538
Centrally cleared	14,000,000	CAD	Fixed 2.268%	3 month CDOR	Semi-Annual	Semi-Annual	Dec 2027	—	74,008	74,008
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.110%	Annual	Quarterly	Dec 2027	—	207,688	207,688
Centrally cleared	14,000,000	CAD	Fixed 2.285%	3 month CDOR	Semi-Annual	Semi-Annual	Dec 2027	—	60,573	60,573
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.110%	Annual	Quarterly	Dec 2027	—	207,253	207,253
Centrally cleared	63,400,000	EUR	6 month EURIBOR	Fixed 1.383%	Annual	Semi-Annual	Jan 2029	—	631,975	631,975
Centrally cleared	95,100,000	EUR	6 month EURIBOR	Fixed 1.401%	Annual	Semi-Annual	Jan 2029	—	1,041,738	1,041,738
Centrally cleared	63,400,000	EUR	6 month EURIBOR	Fixed 1.383%	Annual	Semi-Annual	Jan 2029	—	628,224	628,224
Centrally cleared	47,550,000	EUR	6 month EURIBOR	Fixed 1.345%	Annual	Semi-Annual	Jan 2029	—	368,151	368,151
Centrally cleared	47,550,000	EUR	6 month EURIBOR	Fixed 1.301%	Annual	Semi-Annual	Jan 2029	—	251,337	251,337
Centrally cleared	150,000,000	EUR	6 month EURIBOR	Fixed 1.310%	Annual	Semi-Annual	Jan 2029	—	860,851	860,851
Centrally cleared	56,367,934	EUR	6 month EURIBOR	Fixed 1.308%	Annual	Semi-Annual	Jan 2029	—	316,889	316,889
Centrally cleared	93,632,066	EUR	6 month EURIBOR	Fixed 1.284%	Annual	Semi-Annual	Feb 2029	—	395,825	395,825
Centrally cleared	120,600,000	USD	Fixed 2.973%	3 month LIBOR	Semi-Annual	Quarterly	Dec 2029	—	(3,100,385)	(3,100,385)
Centrally cleared	118,800,000	USD	Fixed 2.960%	3 month LIBOR	Semi-Annual	Quarterly	Dec 2029	—	(2,919,712)	(2,919,712)
Centrally cleared	120,600,000	USD	Fixed 2.940%	3 month LIBOR	Semi-Annual	Quarterly	Dec 2029	—	(2,752,900)	(2,752,900)
								$(15,080,870)	$18,037,994	$2,957,124
								$(15,080,870)	$18,204,365	$3,123,495

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.31	84,280,000	USD	$ 84,280,000	5.000%	Quarterly	Dec 2023	$ (5,510,208)	$ (92,071)	$ (5,602,279)
34	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.31	11,956,000	USD	$ 11,956,000	5.000%	Quarterly	Dec 2023	$ (532,939)	$ (261,803)	$ (794,742)
				$96,236,000				$(6,043,147)	$(353,874)	$(6,397,021)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.31	3.543%	5,556,600	USD	$ 5,556,600	5.000%	Quarterly	Dec 2023	$ 266,161	$ 103,199	$ 369,360
Centrally cleared	CDX.NA.HY.31	3.543%	3,763,200	USD	3,763,200	5.000%	Quarterly	Dec 2023	133,612	116,536	250,148
Centrally cleared	CDX.NA.HY.31	3.543%	8,820,000	USD	8,820,000	5.000%	Quarterly	Dec 2023	393,792	192,493	586,285
Centrally cleared	CDX.NA.HY.31	3.543%	2,518,600	USD	2,518,600	5.000%	Quarterly	Dec 2023	82,839	84,578	167,417
Centrally cleared	CDX.NA.HY.31	3.543%	6,252,400	USD	6,252,400	5.000%	Quarterly	Dec 2023	222,292	193,319	415,611
Centrally cleared	CDX.NA.HY.31	3.543%	6,232,800	USD	6,232,800	5.000%	Quarterly	Dec 2023	228,085	186,223	414,308
Centrally cleared	CDX.NA.HY.31	3.543%	2,861,600	USD	2,861,600	5.000%	Quarterly	Dec 2023	87,411	102,806	190,217
Centrally cleared	CDX.NA.HY.31	3.543%	2,714,600	USD	2,714,600	5.000%	Quarterly	Dec 2023	96,588	83,857	180,445
Centrally cleared	CDX.NA.HY.31	3.543%	5,145,000	USD	5,145,000	5.000%	Quarterly	Dec 2023	182,810	159,190	342,000
Centrally cleared	CDX.NA.HY.31	3.543%	4,655,000	USD	4,655,000	5.000%	Quarterly	Dec 2023	160,092	149,336	309,428
Centrally cleared	CDX.NA.HY.31	3.543%	8,428,000	USD	8,428,000	5.000%	Quarterly	Dec 2023	322,703	237,525	560,228
Centrally cleared	CDX.NA.HY.31	3.543%	6,301,400	USD	6,301,400	5.000%	Quarterly	Dec 2023	219,714	199,154	418,868
Centrally cleared	CDX.NA.HY.31	3.543%	20,354,600	USD	20,354,600	5.000%	Quarterly	Dec 2023	983,508	369,507	1,353,015
Centrally cleared	ITRAXX EUR Crossover S30	3.100%	10,043,212	EUR	11,495,430	5.000%	Quarterly	Dec 2023	955,304	—	955,304
Centrally cleared	ITRAXX EUR Crossover S30	3.100%	7,725,548	EUR	8,834,549	5.000%	Quarterly	Dec 2023	673,986	126,730	800,716
Centrally cleared	ITRAXX EUR Crossover S30	3.100%	21,152,159	EUR	24,281,568	5.000%	Quarterly	Dec 2023	1,870,732	321,588	2,192,320
Centrally cleared	ITRAXX EUR Main S30	0.706%	80,500,000	EUR	92,099,994	1.000%	Quarterly	Dec 2023	647,442	794,978	1,442,420
Centrally cleared	ITRAXX EUR Main S30	0.706%	80,500,000	EUR	93,001,225	1.000%	Quarterly	Dec 2023	764,022	678,398	1,442,420
					$313,316,566				$8,291,093	$4,099,417	$12,390,510

Total return swaps
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Australia and New Zealand Banking Group, Ltd.	1 Month AUD Bank Bill Swap Rate + 0.25%	Monthly	AUD	819,562	Jan 2020	Citibank N.A.	—	$9,737	$9,737
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	35

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Commonwealth Bank of Australia	1 Month AUD Bank Bill Swap Rate + 0.25%	Monthly	AUD	1,399,162	Jan 2020	Citibank N.A.	—	$16,808	$16,808
Pay	Westpac Banking Corp.	1 Month AUD Bank Bill Swap Rate + 0.25%	Monthly	AUD	900,748	Jan 2020	Citibank N.A.	—	16,121	16,121
Pay	Australia and New Zealand Banking Group, Ltd.	1 Month AUD Bank Bill Swap Rate + 0.25%	Monthly	AUD	991,459	Jan 2020	Citibank N.A.	—	—	—
Pay	Commonwealth Bank of Australia	1 Month AUD Bank Bill Swap Rate + 0.25%	Monthly	AUD	1,661,833	Jan 2020	Citibank N.A.	—	—	—
Pay	National Australia Bank	1 Month AUD Bank Bill Swap Rate + 0.25%	Monthly	AUD	946,567	Jan 2020	Citibank N.A.	—	—	—
Pay	Westpac Banking Corp.	1 Month AUD Bank Bill Swap Rate + 0.25%	Monthly	AUD	1,062,237	Jan 2020	Citibank N.A.	—	—	—
Pay	National Australia Bank	1 Month AUD Bank Bill Swap Rate + 0.25%	Monthly	AUD	778,471	Jan 2020	Citigroup Global Markets, Ltd.	—	7,260	7,260
								—	$49,926	$49,926
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	16,550,000	GBP	$20,917,593	GBP - Non-Revised RPI	Fixed 3.665%	At maturity	At maturity	Dec 2028	—	$543,438	$543,438
Centrally cleared	3,972,000	GBP	5,020,222	GBP - Non-Revised RPI	Fixed 3.683%	At maturity	At maturity	Dec 2028	—	141,700	141,700
Centrally cleared	7,944,000	GBP	10,040,445	GBP - Non-Revised RPI	Fixed 3.683%	At maturity	At maturity	Dec 2028	—	283,400	283,400
Centrally cleared	16,550,000	GBP	20,872,746	GBP - Non-Revised RPI	Fixed 3.685%	At maturity	At maturity	Dec 2028	—	597,134	597,134
Centrally cleared	12,774,000	GBP	16,269,503	GBP - Non-Revised RPI	Fixed 3.594%	At maturity	At maturity	Jan 2029	—	253,479	253,479
Centrally cleared	1,730,000	GBP	2,208,943	GBP - Non-Revised RPI	Fixed 3.595%	At maturity	At maturity	Jan 2029	—	34,607	34,607
Centrally cleared	5,540,000	GBP	7,136,049	GBP - Non-Revised RPI	Fixed 3.593%	At maturity	At maturity	Jan 2029	—	109,041	109,041
Centrally cleared	5,540,000	GBP	7,136,049	GBP - Non-Revised RPI	Fixed 3.585%	At maturity	At maturity	Jan 2029	—	101,913	101,913
Centrally cleared	5,540,000	GBP	7,259,100	GBP - Non-Revised RPI	Fixed 3.490%	At maturity	At maturity	Jan 2029	—	17,651	17,651
Centrally cleared	5,540,000	GBP	7,259,100	GBP - Non-Revised RPI	Fixed 3.490%	At maturity	At maturity	Jan 2029	—	17,651	17,651
			$104,119,750						—	$2,100,014	$2,100,014

36	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Variance swaps
Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	41,500	$ 50,815	Receive	21.700%	At maturity	Dec 2019	—	$(234,585)	$(234,585)
BNP Paribas Securities Corp.	S&P 500 Index	USD	50,700	50,700	Pay	20.200%	At maturity	Dec 2019	—	107,683	107,683
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	54,500	66,733	Receive	22.500%	At maturity	Dec 2019	—	(346,324)	(346,324)
BNP Paribas Securities Corp.	S&P 500 Index	USD	68,400	68,400	Pay	20.750%	At maturity	Dec 2019	—	177,665	177,665
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	83,100	102,517	Receive	21.650%	At maturity	Dec 2019	—	(465,627)	(465,627)
BNP Paribas Securities Corp.	S&P 500 Index	USD	103,000	103,000	Pay	19.700%	At maturity	Dec 2019	—	171,790	171,790
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	83,500	102,926	Receive	21.700%	At maturity	Dec 2019	—	(469,170)	(469,170)
BNP Paribas Securities Corp.	S&P 500 Index	USD	103,000	103,000	Pay	19.800%	At maturity	Dec 2019	—	177,853	177,853
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	84,800	104,579	Receive	22.700%	At maturity	Dec 2019	—	(551,827)	(551,827)
BNP Paribas Securities Corp.	S&P 500 Index	USD	105,000	105,000	Pay	21.000%	At maturity	Dec 2019	—	292,012	292,012
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	127,000	156,298	Receive	21.400%	At maturity	Dec 2019	—	(675,938)	(675,938)
BNP Paribas Securities Corp.	S&P 500 Index	USD	156,000	156,000	Pay	19.300%	At maturity	Dec 2019	—	197,486	197,486
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	79,900	98,836	Receive	21.600%	At maturity	Dec 2019	—	(437,110)	(437,110)
BNP Paribas Securities Corp.	S&P 500 Index	USD	99,600	99,600	Pay	19.500%	At maturity	Dec 2019	—	139,805	139,805
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	82,400	100,825	Receive	22.900%	At maturity	Dec 2019	—	(553,460)	(553,460)
JPMorgan Chase Bank	S&P 500 Index	USD	101,000	101,000	Pay	21.500%	At maturity	Dec 2019	—	326,995	326,995
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	83,300	101,926	Receive	23.200%	At maturity	Dec 2019	—	(580,799)	(580,799)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	37

Variance swaps (continued)
Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPMorgan Chase Bank	S&P 500 Index	USD	102,000	$ 102,000	Pay	21.700%	At maturity	Dec 2019	—	$ 347,012	$ 347,012
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	83,400	102,503	Receive	23.150%	At maturity	Dec 2019	—	(578,588)	(578,588)
JPMorgan Chase Bank	S&P 500 Index	USD	102,000	102,000	Pay	21.500%	At maturity	Dec 2019	—	331,031	331,031
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	41,700	51,251	Receive	23.050%	At maturity	Dec 2019	—	(285,748)	(285,748)
JPMorgan Chase Bank	S&P 500 Index	USD	51,400	51,400	Pay	21.500%	At maturity	Dec 2019	—	166,814	166,814
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	168,000	207,261	Receive	22.900%	At maturity	Dec 2019	—	(1,121,703)	(1,121,703)
JPMorgan Chase Bank	S&P 500 Index	USD	207,000	207,000	Pay	20.900%	At maturity	Dec 2019	—	557,986	557,986
Morgan Stanley & Company International PLC	Euro STOXX 50 Index	EUR	65,900	81,067	Receive	21.500%	At maturity	Dec 2019	—	(354,045)	(354,045)
Morgan Stanley & Company International PLC	S&P 500 Index	USD	81,500	81,500	Pay	19.400%	At maturity	Dec 2019	—	105,528	105,528
UBS AG	KOSPI 200 Index	KRW	179,000,000	167,697	Receive	19.450%	At maturity	Dec 2019	—	(382,629)	(382,629)
UBS AG	S&P 500 Index	USD	168,000	168,000	Pay	19.250%	At maturity	Dec 2019	—	199,905	199,905
				$2,993,834					—	$(3,737,988)	$(3,737,988)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
38	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Rate Average
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
RPI	Retail Price Index
STIBOR	Stockholm Interbank Offered Rate
At 1-31-19, the aggregate cost of investments for federal income tax purposes was $1,670,807,855. Net unrealized appreciation aggregated to $35,343,807, of which $87,013,275 related to gross unrealized appreciation and $51,669,468 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	39

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,700,347,016)	$1,733,666,049
Swap contracts, at value	3,349,491
Receivable for centrally cleared swaps	18,290,506
Unrealized appreciation on forward foreign currency contracts	19,251,979
Receivable for futures variation margin	1,385,352
Foreign currency, at value (Cost $5,873,234)	5,873,418
Collateral held at broker for futures contracts	25,616,472
Collateral segregated at custodian for OTC derivative contracts	101,439,062
Dividends and interest receivable	10,654,886
Receivable for fund shares sold	702,454
Receivable for investments sold	23,976,827
Other assets	217,287
Total assets	1,944,423,783
Liabilities
Unrealized depreciation on forward foreign currency contracts	24,307,255
Written options, at value (Premiums received $31,675,884)	34,745,490
Swap contracts, at value	7,037,553
Due to custodian	23,159,616
Payable for collateral on OTC derivatives	20,884,019
Payable for investments purchased	19,926,419
Payable for fund shares repurchased	10,055,704
Payable to affiliates
Accounting and legal services fees	48,485
Transfer agent fees	167,134
Distribution and service fees	408
Trustees' fees	12,988
Other liabilities and accrued expenses	485,814
Total liabilities	140,830,885
Net assets	$1,803,592,898
Net assets consist of
Paid-in capital	$2,298,824,098
Total distributable earnings (loss)	(495,231,200)
Net assets	$1,803,592,898

40	JOHN HANCOCK Global Absolute Return Strategies Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($82,291,495 ÷ 8,165,744 shares)[1]	$10.08
Class C ($64,576,976 ÷ 6,542,392 shares)[1]	$9.87
Class I ($1,264,028,519 ÷ 124,068,834 shares)	$10.19
Class R2 ($1,123,080 ÷ 111,905 shares)	$10.04
Class R6 ($227,115,190 ÷ 22,220,523 shares)	$10.22
Class NAV ($164,457,638 ÷ 16,105,948 shares)	$10.21
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.61

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	41

STATEMENT OF OPERATIONS For the six months ended  1-31-19 (unaudited)

Investment income
Interest	$37,983,721
Dividends	14,265,380
Less foreign taxes withheld	(963,312)
Total investment income	51,285,789
Expenses
Investment management fees	17,134,098
Distribution and service fees	537,141
Accounting and legal services fees	218,549
Transfer agent fees	1,348,888
Trustees' fees	31,800
Custodian fees	507,640
State registration fees	53,241
Printing and postage	84,638
Professional fees	141,642
Other	75,200
Total expenses	20,132,837
Less expense reductions	(113,587)
Net expenses	20,019,250
Net investment income	31,266,539
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(47,285,988)
Futures contracts	58,653,719
Forward foreign currency contracts	68,829,058
Written options	(64,159,074)
Swap contracts	(15,081,004)
956,711
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(80,055,997)
Futures contracts	12,400,481
Forward foreign currency contracts	(35,338,226)
Written options	1,601,892
Swap contracts	23,176,583
(78,215,267)
Net realized and unrealized loss	(77,258,556)
Decrease in net assets from operations	$(45,992,017)

42	JOHN HANCOCK Global Absolute Return Strategies Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-19 (unaudited)	Year ended 7-31-18
Increase (decrease) in net assets
From operations
Net investment income	$31,266,539	$78,343,833
Net realized gain	956,711	17,460,419
Change in net unrealized appreciation (depreciation)	(78,215,267)	(156,110,529)
Decrease in net assets resulting from operations	(45,992,017)	(60,306,277)
From fund share transactions	(1,959,074,257)	(1,598,894,831)
Total decrease	(2,005,066,274)	(1,659,201,108)
Net assets
Beginning of period	3,808,659,172	5,467,860,280
End of period[1]	$1,803,592,898	$3,808,659,172

[1]	Net assets - End of year includes undistributed net investment income of $(53,811,874) at July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	43

Financial highlights
CLASS A SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$10.12	$10.30	$9.94	$11.27	$11.25	$10.84
Net investment income[2]	0.10	0.14	0.06	0.04	0.03	0.03
Net realized and unrealized gain (loss) on investments	(0.14)	(0.32)	0.30	(0.69)	0.53	0.50
Total from investment operations	(0.04)	(0.18)	0.36	(0.65)	0.56	0.53
Less distributions
From net investment income	—	—	—	(0.68)	(0.54)	(0.12)
Net asset value, end of period	$10.08	$10.12	$10.30	$9.94	$11.27	$11.25
Total return (%)[3,4]	(0.40) [5]	(1.75)	3.62	(6.00)	5.15	4.94
Ratios and supplemental data
Net assets, end of period (in millions)	$82	$114	$194	$1,047	$1,080	$971
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68 [6]	1.65	1.65	1.64	1.67	1.72
Expenses including reductions	1.67 [6]	1.64	1.64	1.63	1.66	1.71
Net investment income	2.00 [6]	1.35	0.57	0.34	0.23	0.27
Portfolio turnover (%)	23	59	59	80	80	56

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
44	JOHN HANCOCK Global Absolute Return Strategies Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$9.95	$10.19	$9.91	$11.23	$11.21	$10.80
Net investment income (loss)[2]	0.06	0.06	— [3]	(0.04)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.14)	(0.30)	0.28	(0.67)	0.53	0.51
Total from investment operations	(0.08)	(0.24)	0.28	(0.71)	0.48	0.46
Less distributions
From net investment income	—	—	—	(0.61)	(0.46)	(0.05)
Net asset value, end of period	$9.87	$9.95	$10.19	$9.91	$11.23	$11.21
Total return (%)[4,5]	(0.80) [6]	(2.36)	2.83	(6.61)	4.43	4.24
Ratios and supplemental data
Net assets, end of period (in millions)	$65	$91	$162	$309	$293	$203
Ratios (as a percentage of average net assets):
Expenses before reductions	2.38 [7]	2.35	2.35	2.34	2.37	2.42
Expenses including reductions	2.37 [7]	2.34	2.34	2.33	2.36	2.41
Net investment income (loss)	1.30 [7]	0.61	(0.05)	(0.35)	(0.45)	(0.43)
Portfolio turnover (%)	23	59	59	80	80	56

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	45

CLASS I SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$10.22	$10.36	$9.97	$11.30	$11.29	$10.87
Net investment income[2]	0.11	0.17	0.10	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments	(0.14)	(0.31)	0.29	(0.68)	0.53	0.51
Total from investment operations	(0.03)	(0.14)	0.39	(0.61)	0.59	0.58
Less distributions
From net investment income	—	—	—	(0.72)	(0.58)	(0.16)
Net asset value, end of period	$10.19	$10.22	$10.36	$9.97	$11.30	$11.29
Total return (%)[3]	(0.29) [4]	(1.35)	3.91	(5.67)	5.38	5.37
Ratios and supplemental data
Net assets, end of period (in millions)	$1,264	$2,413	$3,481	$5,316	$5,093	$3,495
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41 [5]	1.35	1.33	1.32	1.36	1.39
Expenses including reductions	1.40 [5]	1.35	1.33	1.31	1.34	1.38
Net investment income	2.22 [5]	1.66	1.01	0.67	0.56	0.63
Portfolio turnover (%)	23	59	59	80	80	56

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
46	JOHN HANCOCK Global Absolute Return Strategies Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$10.08	$10.27	$9.92	$11.25	$11.24	$10.83
Net investment income (loss)[2]	0.10	0.12	0.08	0.01	(0.01)	— [3]
Net realized and unrealized gain (loss) on investments	(0.14)	(0.31)	0.27	(0.66)	0.53	0.50
Total from investment operations	(0.04)	(0.19)	0.35	(0.65)	0.52	0.50
Less distributions
From net investment income	—	—	—	(0.68)	(0.51)	(0.09)
Net asset value, end of period	$10.04	$10.08	$10.27	$9.92	$11.25	$11.24
Total return (%)[4]	(0.40) [5]	(1.85)	3.53	(6.08)	4.75	4.67
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$3	$5	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74 [6]	1.75	1.72	1.75	1.99	2.85
Expenses including reductions	1.73 [6]	1.74	1.71	1.74	1.97	2.00
Net investment income (loss)	1.98 [6]	1.17	0.78	0.09	(0.06)	0.02
Portfolio turnover (%)	23	59	59	80	80	56

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	47

CLASS R6 SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$10.24	$10.38	$9.97	$11.30	$11.29	$10.86
Net investment income[2]	0.12	0.19	0.11	0.09	0.09	0.09
Net realized and unrealized gain (loss) on investments	(0.14)	(0.33)	0.30	(0.69)	0.51	0.50
Total from investment operations	(0.02)	(0.14)	0.41	(0.60)	0.60	0.59
Less distributions
From net investment income	—	—	—	(0.73)	(0.59)	(0.16)
Net asset value, end of period	$10.22	$10.24	$10.38	$9.97	$11.30	$11.29
Total return (%)[3]	(0.20) [4]	(1.35)	4.11	(5.55)	5.51	5.44
Ratios and supplemental data
Net assets, end of period (in millions)	$227	$546	$693	$639	$557	$196
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29 [5]	1.26	1.24	1.23	1.26	1.33
Expenses including reductions	1.28 [5]	1.24	1.22	1.20	1.23	1.28
Net investment income	2.32 [5]	1.79	1.08	0.81	0.77	0.78
Portfolio turnover (%)	23	59	59	80	80	56

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
48	JOHN HANCOCK Global Absolute Return Strategies Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	1-31-19 [1]	7-31-18	7-31-17	7-31-16	7-31-15	7-31-14
Per share operating performance
Net asset value, beginning of period	$10.23	$10.37	$9.96	$11.29	$11.28	$10.86
Net investment income[2]	0.11	0.19	0.11	0.08	0.08	0.08
Net realized and unrealized gain (loss) on investments	(0.13)	(0.33)	0.30	(0.68)	0.52	0.51
Total from investment operations	(0.02)	(0.14)	0.41	(0.60)	0.60	0.59
Less distributions
From net investment income	—	—	—	(0.73)	(0.59)	(0.17)
Net asset value, end of period	$10.21	$10.23	$10.37	$9.96	$11.29	$11.28
Total return (%)[3]	(0.20) [4]	(1.35)	4.12	(5.56)	5.51	5.50
Ratios and supplemental data
Net assets, end of period (in millions)	$164	$643	$936	$1,119	$1,260	$835
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27 [5]	1.24	1.22	1.21	1.24	1.26
Expenses including reductions	1.27 [5]	1.23	1.22	1.20	1.23	1.26
Net investment income	2.10 [5]	1.81	1.12	0.75	0.68	0.72
Portfolio turnover (%)	23	59	59	80	80	56

[1]	Six months ended 1-31-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	49

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Absolute Return Strategies Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       50

securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$196,851,739	—	$196,851,739	—
Foreign government obligations	432,761,377	—	432,761,377	—
Corporate bonds	67,900,760	—	67,900,760	—
Convertible bonds	106,233	—	106,233	—
Common stocks	321,513,282	$99,107,843	221,682,547	$722,892
Purchased options	42,509,053	34,016,532	8,492,521	—
Short-term investments	672,023,605	141,321,843	530,701,762	—
Total investments in securities	$1,733,666,049	$274,446,218	$1,458,496,939	$722,892
Derivatives:
Assets
Futures	$15,571,715	$14,252,644	$1,319,071	—
Forward foreign currency contracts	19,251,979	—	19,251,979	—
Swap contracts	56,079,418	—	56,079,418	—
Liabilities
Futures	(10,814,272)	(10,259,049)	(555,223)	—
Forward foreign currency contracts	(24,307,255)	—	(24,307,255)	—
Written options	(34,745,490)	(21,469,085)	(13,276,405)	—
Swap contracts	(48,550,482)	—	(48,550,482)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       51

taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2019 were $3,897.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of July 31, 2018, the fund has a short-term capital loss carryforward of $524,351,892 available to offset future net realized capital gains. This carryforward does not expire.

As of July 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, amortization and accretion on debt securities, investments in passive foreign investment companies, wash sale loss deferrals and treasury inflation protected securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       53

segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts and receivable for centrally-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and centrally-cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2019, the fund used futures contracts to manage against anticipated changes in securities markets and interest rates, gain exposure to certain securities markets and foreign bond markets, and maintain diversity of the fund. The fund held futures contracts with notional values ranging from $714.1 million to $3.6 billion, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in current exchange rates, gain exposure to foreign currencies and maintain diversity of the fund. The

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fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $3.0 billion to $5.0 billion, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. Use the following disclosure only when fund has written/purchased options: If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended January 31, 2019, the fund used purchased options contracts to maintain diversity of the fund. The fund held purchased options contracts with market values ranging from $42.5 million to $93.7 million, as measured at each quarter end.

During the six months ended January 31, 2019, the fund wrote option contracts to manage against anticipated changes in securities markets and gain exposure to certain securities markets. The fund held written options contracts with market values ranging from $19.0 million to $68.2 million, as measured at each quarter end.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

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During the six months ended January 31, 2019, the fund used interest rate swap contracts to manage against anticipated changes in securities markets and gain exposure to certain securities markets. The fund held interest rate swaps with total USD notional amounts ranging from $7.3 billion to $11.1 billion, as measured at each quarter end.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps—Buyer

During the six months ended January 31, 2019, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts ranging from $86.0 million to $118.0 million, as measured at each quarter end.

Credit default swaps—Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the six months ended January 31, 2019, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit. The fund acted as Seller on credit default swap contracts with total USD notional amounts ranging up to $313.3 million, as measured at each quarter end.

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the six months ended January 31, 2019, the fund used inflation swaps to manage inflation duration of the fund, maintain diversity and liquidity of the fund, and manage against anticipated changes in inflation. The fund held inflation swaps with total USD notional amounts ranging up to $104.1 million, as measured at each quarter end.

Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

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During the six months ended January 31, 2019, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets, and to maintain diversity of the fund. The fund held total return swaps with total USD notional amounts ranging from $6.2 million to $116.9 million, as measured at each quarter end.

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price

During the six months ended January 31, 2019, the fund used variance swaps to maintain diversity of the fund and manage against volatility and anticipated changes in securities markets. The fund held variance swaps with total USD notional amounts ranging from $3.0 million to $13.2 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin	Futures†	$15,328,957	($10,814,272)
Interest rate	Receivable/payable for futures variation margin	Futures†	242,758	—
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	19,251,979	(24,307,255)
Equity	Unaffiliated nvestments, at value*	Purchased options	38,013,825	—
Foreign currency	Unaffiliated nvestments, at value*	Purchased options	4,495,228	—
Equity	Written options, at value	Written options	—	(34,745,490)
Credit	Swap contracts, at value	Credit default swaps^	12,390,510	(6,397,021)
Equity	Swap contracts, at value	Total return swaps^	49,926	—
Equity	Swap contracts, at value	Variance swaps^	3,299,565	(7,037,553)
Interest rate	Swap contracts, at value	Inflation swaps^	2,100,014	—
Interest rate	Swap contracts, at value	Interest rate swaps^	38,239,403	(35,115,908)
			$133,412,165	($118,417,499)
† Reflects cumulative appreciation/depreciation on futures as disclosed in the Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
* Purchased options are included in the Fund's investments.
^ Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or

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a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$19,251,979	($24,307,255)
Purchase options	8,492,521	—
Written options	—	(13,276,405)
Interest rate swaps	166,371	—
Total return swaps	49,926	—
Variance swaps	3,299,565	(7,037,553)
	$31,260,362	($44,621,213)

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
Barclays	($1,696,170)	—	$1,577,506	($118,664)
BNP Paribas	(5,721,592)	—	3,011,795	(2,709,797)
Citibank N.A.	546,279	—	191,466	737,745
Deutsche Bank	5,596,142	$5,596,142	—	—
Goldman Sachs	(6,194,264)	—	4,267,480	(1,926,784)
HSBC	(2,073,148)	—	867,794	(1,205,354)
JPMorgan Chase	(2,829,782)	—	1,579,924	(1,249,858)
Merrill Lynch	(427,164)	—	427,164	—
Morgan Stanley	(3,036,516)	—	2,972,323	(64,193)
Natwest Markets PLC	760,418	537,373	—	223,045
Nomura Securities	153,340	—	—	153,340
Royal Bank of Canada	4,787,908	4,500,000	—	287,908
Societe General	(1,492,371)	—	1,389,760	(102,611)
UBS AG	(1,733,931)	—	1,062,071	(671,860)
Totals	($13,360,851)	$10,633,515	$17,347,283	($6,647,083)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Written options	Swap contracts	Forward foreign currency contracts	Total
Credit	—	—	—	($3,294,145)	—	($3,294,145)
Equity	($8,602,647)	$54,908,953	($66,492,505)	(21,620,136)	—	(41,806,335)
Foreign currency	5,557,245	—	2,333,431	—	$68,829,058	76,719,734
Interest rate	—	3,744,766	—	9,833,277	—	13,578,043
Total	($3,045,402)	$58,653,719	($64,159,074)	($15,081,004)	$68,829,058	$45,197,297
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Written options	Swap contracts	Forward foreign currency contracts	Total
Credit	—	—	—	$5,604,766	—	$5,604,766
Equity	$14,183,553	$19,770,029	$3,852,204	1,843,014	—	39,648,800
Foreign currency	(5,522,987)	—	(2,250,312)	—	($35,338,226)	(43,111,525)
Interest rate	—	(7,369,548)	—	15,728,803	—	8,359,255
Total	$8,660,566	$12,400,481	$1,601,892	$23,176,583	($35,338,226)	$10,501,296
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.300% of the first 200 million of the fund's average daily net assets; and (b) 1.250% of the next $300 million of the fund's average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply; (a) 1.200% of the first $3.0 billion of the fund's average daily net assets; (b) 1.1500% of the next $2.5 billion of the fund's average daily net assets; (c) 1.120% of the next $1.5 billion of the fund's average daily net assets; (d) 1.100% of the next $3.0 billion of the fund's average daily net assets; and (e) 1.070% of the fund's average daily net assets in excess of $10.0 billion. The Advisor has a subadvisory agreement with Standard Life Investments (Corporate Funds) Limited. Effective January 1, 2019, Standard Life Investments (USA) Limited was replaced by Aberdeen Standard Investments, Inc. as the fund's sub-subadvisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended January 31, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$3,900	Class R6	$14,452
Class C	3,034	Class NAV	18,197

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Class	Expense reduction	Class	Expense reduction
Class I	$73,956	Total	$113,587
Class R2	48

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred, including the impact of the waivers and reimbursements as described above, for the six months ended January 31, 2019 were equivalent to a net annual effective rate of 1.19% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,932 for the six months ended January 31, 2019. Of this amount, $1,291 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,616 was paid as sales commissions to broker-dealers and $25 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through December 31, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2019, CDSCs received by the Distributor amounted to $608 for Class C shares. During the six months ended January 31, 2019, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

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Class level expenses. Class level expenses for the six months ended January 31, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$148,807	$54,091
Class C	385,599	42,047
Class I	—	1,228,962
Class R2	2,735	78
Class R6	—	23,710
Total	$537,141	$1,348,888

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2019 and for the year ended July 31, 2018 were as follows:

		Six months ended 1-31-19		Year ended 7-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	480,410	$4,785,017	3,221,196	$33,164,797
Repurchased	(3,547,695)	(35,223,706)	(10,782,153)	(110,919,648)
Net decrease	(3,067,285)	$(30,438,689)	(7,560,957)	$(77,754,851)
Class C shares
Sold	27,470	$267,350	294,718	$3,003,179
Repurchased	(2,634,303)	(25,683,006)	(7,028,211)	(71,340,546)
Net decrease	(2,606,833)	$(25,415,656)	(6,733,493)	$(68,337,367)
Class I shares
Sold	16,869,782	$169,618,615	52,684,709	$547,836,699
Repurchased	(128,975,247)	(1,293,154,024)	(152,436,892)	(1,578,042,859)
Net decrease	(112,105,465)	$(1,123,535,409)	(99,752,183)	$(1,030,206,160)
Class R2 shares
Sold	7,048	$70,268	19,791	$203,145
Repurchased	(25,497)	(251,736)	(112,283)	(1,154,045)
Net decrease	(18,449)	$(181,468)	(92,492)	$(950,900)
Class R6 shares
Sold	877,043	$8,880,795	13,103,168	$134,902,273
Repurchased	(31,999,110)	(322,223,154)	(26,517,261)	(274,041,157)
Net decrease	(31,122,067)	$(313,342,359)	(13,414,093)	$(139,138,884)
Class NAV shares
Sold	10,411	$104,587	704,761	$7,340,189
Repurchased	(46,739,294)	(466,265,263)	(28,183,844)	(289,846,858)
Net decrease	(46,728,883)	$(466,160,676)	(27,479,083)	$(282,506,669)
Total net decrease	(195,648,982)	$(1,959,074,257)	(155,032,301)	$(1,598,894,831)

Affiliates of the Fund owned 100% of shares of Class NAV on January 31, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

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Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $301,098,064 and $1,756,392,796, respectively, for the six months ended January 31, 2019. Purchases and sales of U.S. Treasury obligations aggregated $125,557,645 and $168,013,250, respectively, for the six months ended January 31, 2019.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2019, funds within the John Hancock group of funds complex held 8.9% of the fund's net assets. As of January 31, 2019, no affiliated funds owned 5% or more of the fund's net assets.

Note 9 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the ASU to have an impact on the fund's net assets or total return. Depending upon holdings of the fund, the shortening of the premium amortization period could decrease interest income with a corresponding offset to unrealized gain (loss).

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Standard Life Investments (Corporate Funds) Limited

Portfolio Manager

Guy B. Stern, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. Effective April 30, 2019, all of the fund's holdings as of the end of the third month of every fiscal quarter will be filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-Q is available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF733312	395SA 1/19 3/19

ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable

(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 12. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew G. Arnott
Andrew G. Arnott
President
Date: March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew G. Arnott
Andrew G. Arnott
President
Date: March 20, 2019

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: March 20, 2019